                 As Filed with the Securities and Exchange
                     Commission on December 28, 2001
                                                  1933 Act File No. 2-25984
                                                  1940 Act File No. 811-1467
============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No. 72                                        [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

Amendment No. 51                                                       [X]
                        (Check appropriate box or boxes.)

                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                    ----------------------------------------
                           (Exact Name of Registrant)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (612) 340-7005
                         ------------------------------
                         (Registrant's Telephone Number)

                            John C. Bjork, Secretary
                    The Lutheran Brotherhood Family of Funds
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On December 31, 2001, pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On (date), pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   On (date) pursuant to paragraph (a)(2).

If appropriate check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

PROSPECTUS
December 31, 2001

LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
LUTHERAN BROTHERHOOD WORLD GROWTH FUND
LUTHERAN BROTHERHOOD GROWTH FUND
LUTHERAN BROTHERHOOD FUND
LUTHERAN BROTHERHOOD VALUE FUND
LUTHERAN BROTHERHOOD HIGH YIELD FUND
LUTHERAN BROTHERHOOD INCOME FUND
LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
LUTHERAN BROTHERHOOD MONEY MARKET FUND

CLASS A AND CLASS B SHARES

        The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                               PAGE

The Funds                                                        2
    Lutheran Brotherhood Opportunity Growth Fund                 2
    Lutheran Brotherhood Mid Cap Growth Fund                     4
    Lutheran Brotherhood World Growth Fund                       6
    Lutheran Brotherhood Growth Fund                             8
    Lutheran Brotherhood Fund                                   10
    Lutheran Brotherhood Value Fund                             12
    Lutheran Brotherhood High Yield Fund                        14
    Lutheran Brotherhood Income Fund                            16
    Lutheran Brotherhood Municipal Bond Fund                    18
    Lutheran Brotherhood Limited Maturity Bond Fund             20
    Lutheran Brotherhood Money Market Fund                      22

Management                                                      24
    Investment Adviser                                          24
    Portfolio Managers                                          24
    Personal Securities Investments                             24
    Advisory Fees                                               24

Your Investment                                                 25
  Choosing a Class of Shares                                    25
  Class A Shares                                                25
  Class B Shares                                                26
  Buying Shares                                                 27
  Net Asset Value                                               27
  Exchanging Between Funds                                      28
  Redeeming Shares                                              29

Distributions                                                   31

Taxes                                                           32

Other Securities and Investment Practices                       33

Optimum(R) Account                                              35

Financial Highlights                                            35

THE FUNDS

LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND

        INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund") is to achieve long-term growth of capital.

        PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations. Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell 2000 Index at the time of the Fund's investment. As of October 31, 2001, the Russell 2000 Index included companies with capitalizations between $5.2 million and $2.6 billion.

        Lutheran Brotherhood Research Corp. ("LB Research"), the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. LB Research focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

[BEGIN CALLOUT]
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.
[END CALLOUT]

        LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

        PRINCIPAL RISKS. The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

        Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

        In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

         For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

         The success of the LB Opportunity Growth Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB Opportunity Growth Fund commenced operations on January 8, 1993, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return
1994       2.66%
1995      37.71%
1996      12.16%
1997      -0.41%
1998      -4.26%
1999      27.07%
2000      -7.42%

Best Quarter:       Q4 '99     +26.26%
Worst Quarter:      Q3 '98     -22.46%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -32.89%.

                                         Average Annual Total Returns
                                               (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                                                Since
                                                              Inception
                                          1-Year     5-Year    (1/8/93)

LB Opportunity Growth Fund (Class A)       -7.42%     4.69%    10.52%

LB Opportunity Growth Fund (Class B)       -8.19%     4.03%    10.19%

Russell 2000                               -2.92%    10.38%    11.57%

         The Russell 2000 is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest companies based on market capitalization).

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Opportunity Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                 None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                   CLASS A         CLASS B
                                                   -------         -------
  Management Fees                                   0.45%           0.45%
  Distribution (12b-1) Fees                           --            0.75%
  Other Expenses (including a 0.25%                 1.14%           1.14%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses              1.59%           2.34%

(1)        The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $555      $  882       $1,231     $2,214
  Class B shares                 $737      $1,030       $1,350     $2,237

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $555       $882        $1,231    $2,214
  Class B shares                 $237       $730        $1,250    $2,237

LUTHERAN BROTHERHOOD MID CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations. Under normal market conditions, the LB Mid Cap Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Standard & Poor's MidCap 400 Index at the time of the Fund's investment. As of October 31, 2001, the S&P MidCap 400 included companies with capitalizations between $272 million and $11.2 billion.

         LB Research, the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) LB Research focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

         LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

         For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of medium-sized companies are out of favor.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Mid Cap Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         The returns in the table shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB Mid Cap Growth Fund commenced operations on May 30, 1997, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
1998      11.55%
1999      48.23%
2000      12.01%

Best Quarter:       Q4 '99     +34.20%
Worst Quarter:      Q3 '98     -19.27%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -34.01%.

                                         Average Annual Total Returns
                                               (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                                              Since
                                                            Inception
                                          1-Year            (5/30/97)

LB Mid Cap Growth Fund (Class A)          12.01%             22.70%

LB Mid Cap Growth Fund (Class B)          11.17%             18.72%

S&P MidCap 400 Index                      17.51%             20.92%

        The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)      None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                     0.43%           0.43%
  Distribution (12b-1) Fees                             --            0.75%
  Other Expenses (including a 0.25%                   1.26%           1.26%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (2)            1.69%           2.44%

(1)        The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2)        LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees equal to 0.35% of the average daily net assets of LB Mid Cap Growth Fund. With this waiver, the Total Annual Fund Operating Expenses would be 1.34% for the Class A shares and 2.09% for the Class B shares. This temporary waiver may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $565       $  911       $1,281    $2,318
  Class B shares                 $747       $1,061       $1,401    $2,342

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $565       $911        $1,281    $2,318
  Class B shares                 $247       $761        $1,301    $2,342

LUTHERAN BROTHERHOOD WORLD GROWTH FUND

         INVESTMENT OJBECTIVE. The investment objective of the Lutheran Brotherhood World Growth Fund ("LB World Growth Fund") is to seek total return from long-term growth of capital.

         PRINCIPAL STRATEGIES. The LB World Growth Fund seeks to achieve its objective by investing primarily (at least 65%) in common stocks of established non-U.S. companies. The Fund expects to diversify broadly among developed and emerging countries throughout the world.

         Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Fund's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental investment analysis is defined on Page 3.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

         While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

         In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

  Leading market position
  Attractive business niche
  Strong franchise or natural monopoly
  Technological leadership or proprietary advantages
  Seasoned management
  Earnings growth and cash flow sufficient to support growing dividends
  Healthy balance sheet with relatively low debt

         While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

         LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. LB World Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

         The economies and financial markets of certain regions - such as Latin America and Asia - can be highly interdependent and may decline all at the same time.

         Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

         LB World Growth Fund's investment in any country could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth Fund's ability to repatriate capital or income. These risks are usually greater in emerging markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

         For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

         The success of the Fund's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Fund invests. Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB World Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB World Growth Fund commenced operations on September 5, 1995, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
1996      13.43%
1997       2.17%
1998      15.72%
1999      32.64%
2000     -17.13%

Best Quarter:       Q4 '99     +24.13%
Worst Quarter:      Q3 '98     -13.51%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -28.48%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                                                    Since
                                                                  Inception
                                          1-Year     5-Years       (9/5/95)

LB World Growth Fund (Class A)             -17.13%    8.06%          8.23%

LB World Growth Fund (Class B)             -17.72%    7.42%          7.76%

Morgan Stanley EAFE Index                  -13.95%    7.42%          7.89%

         The Morgan Stanley EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                 CLASS A         CLASS B
                                                 -------         -------
  Management Fees                                 0.82%           0.82%
  Distribution (12b-1) Fees                         --            0.75%
  Other Expenses (including a 0.25%               1.31%           1.31%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses (2)        2.13%           2.88%

(1)        The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2)        LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of LB World Growth Fund. LB Research has also voluntarily agreed to temporarily waive an additional portion of its advisory fees equal to 0.15% of average daily net assets of LB World Growth Fund. With these waivers, the Total Annual Fund Operating Expenses would be 1.91% for the Class A shares and 2.66% for the Class B shares. These temporary waivers may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $607       $1,040      $1,498    $2,764
  Class B shares                 $791       $1,192      $1,618    $2,789

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $607       $1,040      $1,498    $2,764
  Class B shares                 $291       $  892      $1,518    $2,789

LUTHERAN BROTHERHOOD GROWTH FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that LB Research, the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. LB Research defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion. The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

         LB Research uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.)

         LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

         For these and other reasons, LB Growth Fund may underperform other stock funds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         The LB Growth Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
2000      -14.36

Best Quarter:       Q1 '00    + 8.20%
Worst Quarter:      Q4 '00    -16.16%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -33.35%.

                                            Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                                              Since
                                                            Inception
                                          1-Year            (10/29/99)

LB Growth Fund (Class A)                  -14.36%            -0.52%

LB Growth Fund (Class B)                  -15.05%            -1.30%

S&P 500/Barra Growth Index                -22.08%           -11.01%

        The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to the price-to-book ratios. The S&P 500/Barra Growth Index contains stocks with higher price-to-book ratios.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)           4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.42%           0.42%
  Distribution (12b-1) Fees                            --            0.75%
  Other Expenses (including a 0.25%                  1.69%           1.69%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (2)           2.11%           2.86%

(1)        The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2)        LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Growth Fund equal in the aggregate to 0.65% of the average daily net assets of LB Growth Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 1.46% for the Class A shares and 2.21% for the Class B shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $605       $1,034      $1,489    $2,744
  Class B shares                 $789       $1,186      $1,608    $2,769

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $605       $1,034      $1,489    $2,744
  Class B shares                 $289       $  886      $1,508    $2,769

LUTHERAN BROTHERHOOD FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. domestic and multi-national companies. The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which LB Research believes have balance sheet strength and profitability. LB Research, the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion.

         LB Research uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) . LB Research seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

         LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. LB Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

         For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds) when larger company stocks are out of favor.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB Fund commenced operations on June 2, 1970, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
1991      32.77%
1992       5.80%
1993       8.69%
1994      -3.41%
1995      32.04%
1996      17.22%
1997      27.90%
1998      23.30%
1999      20.50%
2000      -9.68%

Best Quarter:       Q4 '98     +22.54%
Worst Quarter:      Q3 '98     -13.63%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -25.25%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                    1-Year      5-Years      10-Years

LB Fund (Class A)                    -9.68%%     14.99%       14.62%

LB Fund (Class B)                   -10.37%      14.34%       14.35%

S&P 500 Index                        -9.09%      18.33%       17.45%

         The S&P 500 Index is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                   CLASS A         CLASS B
                                                   -------         -------
  Management Fees                                   0.36%           0.36%
  Distribution (12b-1) Fees                           --            0.75%
  Other Expenses (including a 0.25%                 0.61%           0.61%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses              0.97%           1.72%

(1)         The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $495       $697        $  915    $1,542
  Class B shares                 $675       $842        $1,033    $1,564

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $495       $697        $915      $1,542
  Class B shares                 $175       $542        $933      $1,564

LUTHERAN BROTHERHOOD VALUE FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations. LB Research, the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion.

         LB Research uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental investment analysis and technical investment analysis are defined on Page 3.)

[BEGIN CALLOUT]
The price-to-earnings [P/E] ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.
[END CALLOUT]

         The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

         LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Value Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

         For these and other reasons, LB Value Fund may underperform other stock funds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         The LB Value Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
2000       1.92%

Best Quarter:       Q3 '00    +2.90%
Worst Quarter:      Q2 '00    -2.57%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -16.72%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                                              Since
                                                            Inception
                                          1-Year            (10/29/99)

LB Value Fund (Class A)                    1.92%              5.34%

LB Value Fund (Class B)                    1.19%              4.58%

S&P 500/Barra Value Index                  6.07%              8.04%

         The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)           4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.40%          0.40%
  Distribution (12b-1) Fees                            --           0.75%
  Other Expenses (including a 0.25%                  1.45%          1.45%
    shareholder servicing fee)
  Total Annual Fund Operating Expenses (2)           1.85%          2.60%

(1)         The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Value Fund equal in the aggregate to 0.65% of the average daily net assets of LB Value Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 1.20% for the Class A shares and 1.95% for the Class B shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $580       $  958      $1,361    $2,482
  Class B shares                 $763       $1,108      $1,480    $2,507

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $580       $  958      $1,361    $2,482
  Class B shares                 $263       $  808      $1,380    $2,507

LUTHERAN BROTHERHOOD HIGH YIELD FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

         PRINCIPAL STRATEGIES. Under normal market conditions, the LB High Yield Fund invests at least 65% of its total assets in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by LB Research, the Fund's investment adviser.

         LB Research uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations. LB Research generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

         PRINCIPAL RISKS. The principal risks of LB High Yield Fund include the tendency of high-yield bond prices to fall when the economy is sluggish or overall corporate earnings are weak. During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

         The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to improve their financial condition by replacing debt with equity. In addition, many high yield securities are traded only among institutional investors, and it may be difficult for LB Research to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

         Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

[BEGIN CALLOUT]
Maturity is a measure of the remaining time before the bond must be repaid.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.
[END CALLOUT]

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB High Yield Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB High Yield Fund commenced operations on April 3, 1987, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
1991      36.09%
1992      20.12%
1993      20.86%
1994      -5.29%
1995      19.38%
1996      10.96%
1997      13.47%
1998      -1.94%
1999       7.05%
2000     -16.31%

Best Quarter:       Q1 '91     +13.06%
Worst Quarter:      Q4 '00      -12.10%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was -6.91%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                    1-Year      5-Years      10-Years

LB High Yield Fund (Class A)      -16.31%       2.04%         9.46%

LB High Yield Fund (Class B)      -16.82%       1.41%         9.22%

Lehman High Yield Index            -5.86%       4.26%        11.16%

         The Lehman High Yield Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                        CLASS A SHARES      CLASS B SHARES
                                        --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                   0.38%            0.38%
  Distribution (12b-1) Fees                           --             0.75%
  Other Expenses (including a 0.25%                 0.62%            0.62%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses              1.00%            1.75%

(1)         The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $498       $706        $  930    $1,576
  Class B shares                 $678       $851        $1,049    $1,597

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $498       $706        $930      $1,576
  Class B shares                 $178       $551        $949      $1,597

LUTHERAN BROTHERHOOD INCOME FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Income Fund ("LB Income Fund") is to seek high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

         PRINCIPAL STRATEGIES. The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities. Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by LB Research, the Fund's investment adviser.

         The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by LB Research.

         LB Research uses fundamental investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

         PRINCIPAL RISKS. The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and maturity are defined on Page 15.)

[BEGIN CALLOUT]
(Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.)
[END CALLOUT]

         In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         For all bonds there is a risk that an issuer will default. High-yield bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Income Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in high-yield bonds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB Income Fund commenced operations on June 1, 1972, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return
1991      17.24%
1992       8.00%
1993      10.12%
1994      -4.86%
1995      18.82%
1996       2.21%
1997       8.36%
1998       8.90%
1999      -2.48%
2000      10.22%

Best Quarter:       Q2 '95     +6.69%
Worst Quarter:      Q1 '94     -3.97%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was 7.07%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                    1-Year      5-Years      10-Years

LB Income Fund (Class A)             10.22%       5.32%        7.40%

LB Income Fund (Class B)              9.43%       4.65%        7.15%

Lehman Aggregate Bond Index          11.63%       6.46%        7.96%

         The Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                 None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.34%           0.34%
  Distribution (12b-1) Fees                            --            0.75%
  Other Expenses    (including a 0.25%               0.54%           0.54%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses (2)           0.88%           1.63%

(1)         The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees equal to 0.05% of the average daily net assets of the LB Income Fund. With this waiver, the Total Annual Fund Operating Expenses would be 0.83% for the Class A shares and 1.58% for the Class B shares. This temporary waiver may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $486       $669        $868      $1,441
  Class B shares                 $666       $814        $987      $1,462

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $486       $669        $868      $1,441
  Class B shares                 $166       $514        $887      $1,462

LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

         PRINCIPAL STRATEGIES. The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the United States and their political subdivisions or agencies. Under normal market conditions, the LB Municipal Bond Fund invests at least 80% of its total assets in municipal bonds.

         LB Research, the Fund's investment adviser, uses fundamental investment research techniques to determine what municipal bonds to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

         PRINCIPAL RISKS. The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Municipal Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on Page 17, and duration and maturity are defined on Page 15.)

         The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Municipal Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997. The LB Municipal Bond Fund commenced operations on December 3, 1976, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A shares reflected their current shareholder servicing fee of 0.25% per year and the returns for the Class B shares reflected their current 12b-1 distribution fee of 0.75% per year and shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return
1991      12.17%
1992       8.95%
1993      12.97%
1994      -6.57%
1995      18.18%
1996       3.44%
1997       9.34%
1998       6.19%
1999      -3.05%
2000      11.74%

Best Quarter:       Q1 '95    +7.50%
Worst Quarter:      Q1 '94    -6.34%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was 5.79%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                    1-Year      5-Years      10-Years

LB Municipal Bond Fund (Class A)    11.74%       5.40%        7.08%

LB Municipal Bond Fund (Class B)    10.81%       4.73%        6.82%

Lehman Municipal Bond Index         11.69%       5.84%        7.32%

         The Lehman Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                        CLASS A SHARES      CLASS B SHARES
                                        --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)             4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)     None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                   0.32%            0.32%
  Distribution (12b-1) Fees                           --             0.75%
  Other Expenses    (including a 0.25%              0.41%            0.41%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses              0.73%            1.48%

(1)         The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $472       $624        $790      $1,270
  Class B shares                 $651       $768        $908      $1,291

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $472       $624        $790      $1,270
  Class B shares                 $151       $468        $808      $1,291

LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

         PRINCIPAL STRATEGIES. The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, LB Limited Maturity Bond Fund invests at least 65% of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by LB Research, the Fund's investment adviser.

[BEGIN CALLOUT]
(The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.)
[END CALLOUT]

         The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by LB Research.

         LB Research uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) LB Research focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

         PRINCIPAL RISKS. The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on Page 17, and duration and maturity are defined on Page 15.)

         In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Limited Maturity Bond Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

         The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

         The LB Limited Maturity Bond Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

          Annual
Year      Return
2000      7.98%

Best Quarter:       Q4 '00         +2.77%
Worst Quarter:      Q1 '00         +1.21%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was 7.84%.

                                            Average Annual Total Returns
                                                   (periods ending
                                                  December 31, 2000)
                                            --------------------------
                                                              Since
                                                            Inception
                                             1-Year         (10/29/99)

LB Limited Maturity Bond Fund (Class A)       7.98%            6.72%

LB Limited Maturity Bond Fund (Class B)       7.98%            6.72%

Lehman Government Corporate 1-5 Year Bond     8.92%            7.68%

         The Lehman Government Corporate 1-5 Year Bond is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of LB Limited Maturity Bond Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES    CLASS B SHARES
                                         --------------    --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)          None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)  None               None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                CLASS A         CLASS B
                                                -------         -------
  Management Fees                                0.30%            0.30%
Other Expenses   (including a 0.25%              0.78%            0.78%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses (2)       1.08%            1.08%

(1)         Class B shares of the LB Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds. Class B shareholders of the LB Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.

(2)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Limited Maturity Bond Fund equal in the aggregate to 0.30% of the average daily net assets of LB Limited Maturity Bond Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 0.78% for the Class A shares and 0.78% for the Class B shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $110       $343        $595      $1,317
  Class B shares                 $110       $343        $595      $1,317

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $110       $343        $595      $1,317
  Class B shares                 $110       $343        $595      $1,317

LUTHERAN BROTHERHOOD MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Money Market Fund ("LB Money Market Fund") is current income consistent with stability of principal.

         PRINCIPAL STRATEGIES. The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills.

         LB Research, the Fund's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental investment analysis is defined on Page 3.) Under normal market conditions, the Fund invests primarily in prime commercial paper. LB Research looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

         LB Research manages LB Money Market Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that LB Money Market Fund may maintain a stable $1.00 share price. Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require LB Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by LB Research to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

         The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by LB Research to be of comparable quality), or kept in cash.

         PRINCIPAL RISKS. The LB Money Market Fund's principal risks are those that could affect the yield of its shares. They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests.

         An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one, five, and ten years. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. In both the bar chart and the table, the returns shown for the Fund include performance from before the creation of share classes on October 31, 1997.

         The LB Money Market Fund commenced operations on February 1, 1979, and prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. If the returns for Class A and Class B shares reflected their current shareholder servicing fee of 0.25% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

           Annual
Year       Return
1991       5.35%
1992       2.89%
1993       2.20%
1994       3.28%
1995       5.00%
1996       4.60%
1997       4.81%
1998       4.73%
1999       4.35%
2000       5.60%

Best Quarter:       Q1 '91     +1.55%
Worst Quarter:      Q3 '93     +0.54%

Footnote reads:
The Fund's year-to-date return as of 9/30/01 (not annualized) was 2.96%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -----------------------------
                                    1-Year      5-Years      10-Years

LB Money Market Fund (Class A)       5.60%       4.81%        4.27%

LB Money Market Fund (Class B)       5.60%       4.81%        4.27%

        You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund.(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES    CLASS B SHARES
                                         --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price            None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None                None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                CLASS A         CLASS B
                                                -------         -------
  Management Fees                                0.24%           0.24%

  Other Expenses   (including a 0.25%            0.75%           0.75%
    shareholder servicing fee)

  Total Annual Fund Operating Expenses (2)       0.99%           0.99%

(1)         Class B shares of the LB Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds. Class B shareholders of the LB Money Market Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.

(2)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Money Market Fund in order to limit the Total Annual Fund Operating Expenses for the Class A shares and Class B shares to an annual rate of 0.95% of the average daily net assets of each class. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. FOR CLASS B SHARES, IT ALSO ASSUMES THE AUTOMATIC CONVERSION TO CLASS A SHARES AFTER FIVE YEARS. Although your actual costs may be higher or lower, based on these assumptions your costs would BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $101       $315        $547      $1,213
  Class B shares                 $101       $315        $547      $1,213

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
  Class A shares                 $101       $315        $547      $1,213
  Class B shares                 $101       $315        $547      $1,213

MANAGEMENT

INVESTMENT ADVISER

         LB Research, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. LB Research and its affiliates have been in the investment advisory business since 1970 and managed over $24.2 billion in assets as of September 30, 2001, including $11.2 billion in mutual fund assets. LB Research provides investment research and supervision of the Funds' investments.

PORTFOLIO MANAGERS

LB Opportunity Growth Fund

         Brian L. Thorkelson, assistant vice president of LB Research, serves as the portfolio manager of LB Opportunity Growth Fund. Mr. Thorkelson also serves as portfolio manager of LB Mid Cap Growth Fund, a position he has held since 1997. Mr. Thorkelson has been with LB Research since 1987, and served as an equities analyst from 1992 until 1997.

LB World Growth Fund

         LB Research has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth Fund. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $22.1 billion under management as of September 30, 2001 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

LB Mid Cap Growth Fund

         Brian L. Thorkelson, assistant vice president of LB Research, has been the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997. Mr. Thorkelson also serves as portfolio manager of LB Opportunity Growth Fund. Mr. Thorkelson has been with LB Research since 1987, and served as an equities analyst from 1992 until 1997.

LB Growth Fund

         James M. Walline, vice president of LB Research, serves as the portfolio manager of LB Growth Fund. Mr. Walline also serves as portfolio manager of LB Fund, a position he has held since 1994. Mr. Walline has been with LB Research since 1968.

LB Fund

         James M. Walline, vice president of LB Research, has been the portfolio manager of LB Fund since 1994. Mr. Walline also serves as portfolio manager of LB Growth Fund. Mr. Walline has been with LB Research since 1968.

LB Value Fund

         Harold R. Goldstein, assistant vice president of LB Research, has served as the portfolio manager of LB Value Fund since 1999. He has also served as portfolio manager of the Value Portfolio since its inception in November 2001. Mr. Goldstein has been with LB Research since 1993, and previously served as the associate portfolio manager of LB Fund and the portfolio manager of the equities portfolio for Lutheran Brotherhood's general account.

LB High Yield Fund

         Paul J. Ocenasek, assistant vice president of LB Research, and Mark L. Simenstad, vice president of LB Research, have served as co-portfolio managers of LB High Yield Fund since January 2001. Mr. Ocenasek had served as the portfolio manager of LB High Yield Fund from 1997 to January 2001. He has been with LB Research since 1987, and served as a fixed-income analyst from 1987 to 1993 and a bond portfolio manager for Lutheran Brotherhood from 1993 until 1997. Mr. Simenstad has served as portfolio manager of the Income Portfolio from 1999 until June 2001, and as co-portfolio manager since June 2001. He has been the manager of Lutheran Brotherhood's Mutual Fund Bond Department since 1999. He served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

LB Income Fund

         Michael G. Landreville, assistant vice president of LB Research, has served as portfolio manager of LB Income Fund since September 1999. He served as co-portfolio manager of the Fund from January 1998 through August 1999, and as associate portfolio manager from 1987 through 1997. Mr. Landreville also serves as co-portfolio manager of the Income Portfolio, a position he has held since June 2001, and as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville has been with LB Research since 1983.

LB Municipal Bond Fund

         Johan A. Akesson, portfolio manager of LB Research, serves as the portfolio manager of LB Municipal Bond Fund. Mr. Akesson has been with LB Research since 1993, and has previously served as a fixed-income analyst and associate portfolio manager.

LB Limited Maturity Bond Fund

         Michael G. Landreville, assistant vice president of LB Research, serves as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville also has served as portfolio manager of Lutheran Brotherhood Income Fund since September 1999. He was co-portfolio manager of Lutheran Brotherhood Income Fund from January 1998 through August 1999, and associate portfolio manager from 1987 through 1997. Mr. Landreville also serves as co-portfolio manager of the Income Portfolio, a position he has held since June 2001. Mr. Landreville has been with LB Research since 1983.

LB Money Market Fund

         Gail R. Onan, assistant vice president of LB Research, has been the portfolio manager of LB Money Market Fund since 1994. Ms. Onan has also served as the portfolio manager of the Money Market Portfolio since 1994. Ms. Onan has been with LB Research since 1969.

PERSONAL SECURITIES INVESTMENTS

         Personnel of LB Research and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

ADVISORY FEES

         Each Fund pays an annual investment advisory fee to LB Research. During the fiscal year ended October 31, 2001, LB Research received the following advisory fees, expressed as a percentage of the Fund's net assets:

           LB Opportunity Growth Fund                  0.45%
           LB Mid Cap Growth Fund(1)                   0.15%
           LB World Growth Fund(2)                     0.62%
           LB Growth Fund(3)                           0.00%
           LB Fund(4)                                  0.35%
           LB Value Fund(5)                            0.00%
           LB High Yield Fund(4)                       0.37%
           LB Income Fund(6)                           0.29%
           LB Municipal Bond Fund(4)                   0.31%
           LB Limited Maturity Bond Fund(7)            0.03%
           LB Money Market Fund(8)                     0.20%
------------
(1)  After giving effect to a fee waiver of 0.28%.
(2)  After giving effect to a fee waiver of 0.20%.
(3)  After giving effect to a fee waiver of 0.64%.
(4)  After giving effect to a fee waiver of 0.01%.
(5)  After giving effect to a fee waiver of 0.62%.
(6)  After giving effect to a fee waiver of 0.05%.
(7)  After giving effect to a fee waiver of 0.27%.
(8)  After giving effect to a fee waiver of 0.04%.

YOUR INVESTMENT

CHOOSING A CLASS OF SHARES

         This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                 Class A Shares                              Class B Shares
--------------------------------------------------------------------------------------------------------------------

Sales Charges                    Initial sales charge at time of investment  Contingent Deferred Sales Charge ("CDSC")
                                 of up to 4% depending on amount of          of 5% to 1%, depending on how
                                 investment                                  long you hold your shares before you
                                                                             redeem them. There is no CDSC after
                                                                             five years
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee      None                                        0.75%. Class B shares convert
                                                                             automatically to Class A shares
                                                                             after five years
--------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fee        0.25% each year of average daily net        0.25% each year of average daily net
                                 assets                                      assets
--------------------------------------------------------------------------------------------------------------------

Class B shares (other than those of LB Limited Maturity Bond Fund and LB Money Market Fund) have an annual distribution fee. This is also called a 12b-1 fee, based on the SEC rule that permits this type of fee. Under its 12b-1 plan, the Funds (other than LB Limited Maturity Bond Fund and LB Money Market Fund) pay Lutheran Brotherhood Securities Corp. ("LBSC") distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES

         The table below shows the sales charges you will pay if you purchase Class A shares of the Funds (except LB Limited Maturity Bond Fund and LB Money Market Fund, which have no Class A sales charge).

  WHEN YOU                               THIS % IS         WHICH EQUALS THIS
INVEST THIS                             DEDUCTED FOR           % OF YOUR
  AMOUNT                               SALES CHARGES          INVESTMENT
-----------------                       --------------       ---------------
$500,000 or more                             0%                     0%
$250,000 and above but less than $500,000    1%                   1.01%
$100,000 and above but less than $250,000    2%                   2.04%
$50,000 and above but less than $100,000     3%                   3.09%
$25,000 and above but less than $50,000      3.75%                3.90%
Less than $25,000                            4%                   4.17%

Ways to Eliminate or Reduce the Initial Sales Charges

  Cumulative Discount: All of your current holdings of Class A and Class B shares of all Funds in The Lutheran Brotherhood Family of Funds, except LB Limited Maturity Bond Fund and LB Money Market Fund, will be aggregated to permit you to enjoy any initial sales charge reduction allowed for larger sales of Class A shares. The Funds will combine purchases (including the value of existing investments) made by you, your spouse and your children under age 21 of both Class A and Class B shares when it calculates your initial sales charge. You must inform us that you qualify for this discount.

  Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except LB Limited Maturity Bond Fund and LB Money Market Fund, will not be subject to any initial sales charge.

  Thirteen-month Letter of Intent: If you intend to accumulate $25,000 or more, including the value of existing investments, in Class A or Class B shares of one or more of the Funds (except LB Limited Maturity Bond Fund or LB Money Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

  Reinvestment upon Redemption: If you redeem any or all of your Class A or Class B shares of the LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, LB Value Fund, LB High Yield Fund, LB Income Fund, or LB Municipal Bond Fund, or redeem any or all of your Class B shares of the LB Limited Maturity Bond Fund or LB Money Market Fund, or receive cash dividends from one of these Funds, you may reinvest the amount in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform us that you qualify for this discount.

  Loan, Surrender, or Dividend Withdrawal: If you request a loan, surrender, or dividend withdrawal from a life insurance or annuity contract issued by Lutheran Brotherhood or Lutheran Brotherhood Variable Insurance Products Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

  Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

CLASS B SHARES

         If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

 When you sell shares in                      This % of net asset value
 this year after you                           at the time of purchase
     bought them                              (or of sale, if lower) is
                                              deducted from your proceeds
------------------------                     -----------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

         In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of LB Limited Maturity Bond Fund or LB Money Market Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. If you exchange Class B shares of any other Fund for Class B shares of LB Limited Maturity Bond Fund or LB Money Market Fund, the CDSC will stop declining during the period your investment is in the LB Limited Maturity Bond Fund or LB Money Market Fund Class B shares. The amount of any CDSC will be paid to LBSC, the broker-dealer for the Funds.

Contingent Deferred Sales Charge Waivers

No CDSC will apply on:

  increases in the net asset value of Class B shares above the purchase price

  Class B shares purchased through reinvestment of dividends and distributions

  Class B shares purchased more than five years prior to redemption shares redeemed due to the death or disability (caused by injury or the sudden onset of a life threatening illness) of a sole individual shareholder (but not for shares held in joint accounts or “family,” “living” or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan).

Conversion of Class B Shares to Class A Shares

         Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of LB Limited Maturity Bond Fund or LB Money Market Fund in calculating the five-year period.

BUYING SHARES

INITIAL PURCHASES

         To make your first purchase of Class A or Class B shares of the Funds:

  complete and sign the application
  enclose a check made payable to The Lutheran Brotherhood Family of Funds mail your application and check to:

  Lutheran Brotherhood Securities Corp.
  P.O. Box 310
  Minneapolis, MN 55440-0310

         Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of LB Limited Maturity Bond Fund and LB Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.

REQUIRED MINIMUM INVESTMENTS

                                                  First           Additional
         Regular Account                         Purchase         Purchases
         ---------------                        ---------        -----------

All Funds except LB Money Market Fund
  and LB Limited Maturity Bond Fund                $500               $50

LB Money Market Fund                             $1,500              $100

LB Limited Maturity Bond Fund                    $2,500              $100

         IRA or Tax-Deferred Plan
         ------------------------

All Funds except LB Municipal Bond Fund,
  LB Limited Maturity Bond Fund, and LB
  Money Market Fund                                 $50               $50

LB Money Market Fund and                           $100              $100
LB Limited Maturity Bond Fund

                                              Minimum Monthly
      Systematic Investment Plan                  Amount
      --------------------------              ---------------

All Funds except LB Money Market Fund
  and LB Limited Maturity Bond Fund                 $50

LB Money Market Fund and                           $100
LB Limited Maturity Bond Fund

        Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order by LBSC. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

CERTIFICATES AND STATEMENTS

         LBSC will maintain a share account for you. Share certificates will not be issued. Systematic Investment Plan, Systematic Withdrawal Plan and Systematic Exchange Plan transactions, as well as dividend transactions, will be confirmed on the quarterly consolidated statement. All other transactions will be confirmed as they occur. For more information on any of our investment plans, talk with your LBSC registered representative or call 1-800-990-6290.

ADDITIONAL PURCHASES

         You may purchase additional shares of any of the Funds by sending a check payable to "The Lutheran Brotherhood Family of Funds" together with a completed investment ticket to:

Lutheran Brotherhood Securities Corp.
PO Box 59025
Minneapolis, MN 55459-0025

You may also buy additional shares through:

  your LBSC registered representative
  the Systematic Investment Plan
  the automatic Payroll Deduction Plan
  Invest-by-Phone
  the Internet
  Federal Reserve or bank wire

NET ASSET VALUE

         Each Fund determines its net asset value (NAV) for a particular class by adding the value of Fund assets attributable to such class, subtracting the Fund's liabilities attributable to such class, and dividing the result by the number of outstanding shares of that class. LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds in connection with the amortized cost method of portfolio valuation. The NAV for the other Funds varies with the value of their investments. The other Funds generally value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

         The Funds determine their NAVs on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) after the Fund has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio that invests in foreign securities changes on days when you are not able to buy or sell the Fund's shares.

INVEST-BY-PHONE

         When you sign up for our Invest-by-Phone service, you can purchase additional shares by telephone. We will draw your funds directly from your preauthorized bank or credit union account. Your bank or credit union must be a member of the Automated Clearing House system. To use this service, call 1-800-328-4552 for the Automated Service Line or 1-800-990-6290 to speak with a customer service associate. You may also redeem shares by telephone. See "Redeeming Shares."

INVESTOR ACCESS ONLINE

         You may buy or sell shares of your Lutheran Brotherhood Family of Funds by using Investor Access OnLine at www.luthbro.com.

FEDERAL RESERVE OR BANK WIRE

         You may purchase shares by a Federal Reserve or bank wire directly to Wells Fargo Bank, N.A. This method will result in a more rapid investment in Fund shares. To wire funds:

Notify LBSC of a pending wire, call: 1-800-990-6290

Wire to:   Wells Fargo Bank, NA
           6th Street and Marquette Avenue
           Minneapolis, MN  55479

ABA Routing #:  091000019

Account #:      00-003-156

Account Name:   Lutheran Brotherhood Securities Corp.

Use text message to indicate:

Transfer for--shareholder name(s), fund number and account number, and LBSC registered representative name and number.

IRAS AND OTHER TAX-DEFERRED PLANS

         Shares of any Fund other than the LB Municipal Bond Fund may be selected as investments for Individual Retirement Accounts, qualified Lutheran Brotherhood prototype plans for the self-employed, qualified pension and profit-sharing plans and tax-sheltered custodial accounts. There are additional fees and procedural requirements for such plans. See your LBSC registered representative for more details.

EXCHANGING SHARES BETWEEN FUNDS

  You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

  If you own Class A shares of LB Limited Maturity Bond Fund or LB Money Market Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

  Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares.

         All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

         You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your LBSC registered representative. We may modify or terminate our policies on exchanges in the future. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

TELEPHONE EXCHANGES

         You may make the type of exchanges between Funds described above by telephone unless otherwise indicated on the account application. You may make an unlimited number of telephone exchanges. Telephone exchanges must be for a minimum amount of $500. Telephone exchanges may be made into new or existing Fund accounts, and all accounts involved in telephone exchanges must have the same ownership registration. You may request a telephone exchange by calling toll-free 1-800-328-4552 (using the Automated Service Line) or 1-800-990-6290 to speak with a customer service associate.

         The Funds reserve the right to refuse a wire or telephone redemption or exchange if it is reasonably believed to be unauthorized. Procedures for redeeming or exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds. When requesting a redemption or exchange by telephone, we will require you to provide appropriate identification. All telephone redemptions and exchanges are recorded and written confirmations are subsequently mailed to the address of record. Neither the Funds nor LBSC will be liable for following redemption or exchange instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Funds and LBSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and/or LBSC may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures.

REDEEMING SHARES

         One of the advantages of owning shares in The Lutheran Brotherhood Family of Funds is the rapid access you have to your investment. Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission.

WAYS TO REDEEM

         You may redeem your shares:

  in writing
  through Redeem-by-Phone
  on the Internet
  through the Systematic Withdrawal Plan

        The LB Money Market Fund also allows you to redeem Class A shares by writing a check or by using your VISA CheckCard.

WRITTEN REQUESTS

         To redeem all or some of your shares, send a written request to:

Lutheran Brotherhood Securities Corp.
P.O. Box 9491
Minneapolis, Minnesota 55440-9491

         We may require your signature to be guaranteed if you are redeeming your shares in an amount of $100,000 or more, if you are requesting the payment to be made to another party or sent to another address, or if you are a beneficiary of an account. Your signature may be guaranteed by:

  a trust company or commercial bank
  a savings association
  a credit union
  a securities broker, dealer, exchange, association, or clearing agency

        We will not accept signatures that are notarized by a notary public.

         Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one business day. However, if making payment could adversely affect a Fund, the Fund may defer payment for up to seven days or a longer period if permitted. Please note that a Fund will hold payment of redemption proceeds until your purchase check clears, which may take up to 15 days.

REDEEM-BY-PHONE

         You may redeem any amount of at least $1,000 by calling 1-800-328-4552 to use our Automated Service Line or 1-800-990-6290 to speak with a customer service associate. Based on your instructions, we will send you a check or send the funds electronically to your commercial bank, savings bank or credit union by the third business day after your redemption request. This feature is NOT available on qualified pension and profit-sharing plans or tax-sheltered custodial accounts.

INVESTOR ACCESS ONLINE

         You may redeem some or all of your shares by using Investor Access OnLine at www.luthbro.com.

SYSTEMATIC WITHDRAWAL PLAN

         If you own shares with a value of at least $5,000, you may request automatic monthly, quarterly, semiannual or annual redemptions in any amount. The proceeds will be sent to you, your designated payee, or your commercial bank, savings bank or credit union.

         Income dividends and capital gains distributions will continue to be reinvested in additional Fund shares. Shares will be redeemed as necessary to make the automatic payments you requested.

WRITING A CHECK

        Redeeming by check allows you to earn daily income dividends until your check clears. This service is offered for Class A shares of LB Money Market Fund only.

  Establishing check writing privilege: Upon purchasing Class A shares of LB Money Market Fund, State Street Bank will automatically establish an LB Money Market Fund checking account for you.

  Using your LB Money Market Fund checking account: With a LB Money Market Fund checking account, you may redeem your shares simply by writing a check in any amount of $250 or more. However, you may not write a check for the entire balance of your account. If you redeem shares by check before State Street Bank has collected your payment for shares purchased by check, State Street Bank will return your check marked “insufficient funds.”

         Your money market check may be cashed or deposited like any other check. When it is received by State Street Bank for payment, the bank will present the check to the Fund and redeem enough of your shares to cover the amount. The shares will be redeemed at the NAV next determined after State Street Bank presents the check. Your canceled checks or a copy of your checks and a statement will be sent to you each month.

         When you open a LB Money Market Fund checking account, you will be subject to State Street Bank's checking account rules and regulations. State Street Bank and the LB Money Market Fund have the right to modify or terminate checking account privileges or to charge for establishing or maintaining a checking account. There are no current charges for establishing or maintaining a checking account.

VISA CHECKCARD

         Class A shareholders of LB Money Market Fund are offered the opportunity to apply for a VISA CheckCard. With a VISA CheckCard, you authorize the redemption of your shares by using the card. The VISA CheckCard may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day for merchandise and services, $600 per account for cash advances) from any bank honoring VISA. You will earn daily income dividends on Fund shares up to the date they are redeemed.

         When you receive a LB Money Market Fund VISA CheckCard, you will be subject to the VISA account regulations of the issuing bank, including an annual VISA fee of $25 to cover its fees and administrative costs. The issuing bank may also charge a fee each time an Automated Teller Machine (ATM) is used. In addition to that fee, the bank that owns the ATM machine may also charge a fee for each transaction. Enough shares will be redeemed automatically from your account to pay the fee. Lost or stolen cards should be reported immediately by calling toll-free (800) 543-6325. LB Money Market Fund and the issuing bank have the right to modify or terminate the VISA CheckCard privilege or to impose additional charges for establishing or maintaining a VISA account upon 30 days prior written notice.

DIVIDENDS ON REDEMPTION

         If you redeem all your shares, the redemption proceeds will include all dividends to which you have become entitled since they were last paid.

ACCOUNTS WITH LOW BALANCES

         Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $500 for all Funds except LB Limited Maturity Bond Fund and LB Money Market Fund. The required minimum amount for Class A and B share accounts of LB Limited Maturity Bond Fund is $2,500, and the required minimum amount for Class A and B share accounts of LB Money Market Fund is $1,000.

         Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

DISTRIBUTIONS

        Dividends. Dividends are declared and paid as follows:

     - declared daily and paid monthly       LB Limited Maturity Bond Fund
                                             LB Money Market Fund

     - declared and paid monthly             LB High Yield Fund
                                             LB Income Fund
                                             LB Municipal Bond Fund

     - declared and paid annually            LB Opportunity Growth Fund
                                             LB Mid Cap Growth Fund
                                             LB World Growth Fund
                                             LB Growth Fund
                                             LB Fund
                                             LB Value Fund

         Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

         Capital Gains. Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

         Distribution Options. When completing your application, you must select one of the following four options for dividends and capital gains distributions:

  Full Reinvestment. Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

  Full Reinvestment in a Different Fund. You may also choose to have your dividends reinvested into an existing account in another Fund within The Lutheran Brotherhood Family of Funds.

  All Cash. Dividends and capital gains distributions will be paid in cash. Your request to receive all or a portion of your dividends and other distributions in cash must be received by LBSC at least 10 days before the record date of the dividend or other distribution.

  Part Cash and Part Reinvestment. You may request to have part of your dividends paid in cash and part of your dividends reinvested in additional shares of the same class of that Fund.

        Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

         In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other net capital gains by a Fund are generally taxable as capital gains --in most cases, at different rates from those that apply to ordinary income. We expect that dividends from LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund and LB Value Fund will consist primarily of capital gains and that dividends from LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund will consist primarily of ordinary income.

         The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

         Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

         Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

         By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

        LB MUNICIPAL BOND FUND. You will not be required to pay federal income tax on dividends of LB Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by LB Municipal Bond Fund may be taxable.

        LB WORLD GROWTH FUND. Foreign investments pose special tax issues for the LB World Growth Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to the LB World Growth Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

OTHER SECURITIES AND INVESTMENT PRACTICES

         The principal investment strategies and risk factors of each Fund are outlined beginning on Page 2. This section provides additional information about some of the securities and other practices in which certain Funds offered by this Prospectus may engage, along with their associated risks.

         REPURCHASE AGREEMENTS. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

         WHEN-ISSUED SECURITIES. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         ZERO COUPONS. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

         FOREIGN SECURITIES. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except the LB Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

         In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

         RESTRICTED AND ILLIQUID SECURITIES. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

         SECURIITES LENDING. Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

         DERIVATIVES. Each of the Funds, except the LB Money Market Fund, may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

         While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

         The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

         With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculation may not be available.

         HIGH-YIELD BONDS. Each of the Funds, except LB Municipal Bond Fund and LB Money Market Fund, may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

  The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

         GOVERNMENT BONDS AND MUNICIPAL BONDS. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

         SHORT-TERM TRADING. The investment strategy for each Fund, except LB Money Market Fund, at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

         INITIAL PUBLIC OFFERING. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

         INTERNATIONAL EXPOSURE. Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may have some international exposure in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

         BONDS. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

         SECURITIES RATINGS. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.

         In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

         DEFENSIVE INVESTING. In response to market, economic, political, or other conditions, each Fund (except LB Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

OPTIMUM(R) ACCOUNT

         LBSC offers the OPTIMUM Account to all LB Money Market Fund Class A shareholders. OPTIMUM Account features include:

  VISA CheckCard Privilege. You can use the VISA card to purchase merchandise or obtain cash advances. There is no annual fee, although you will be subject to other VISA account regulations of the issuing bank, as discussed on page 30.

  Checkwriting Privileges. You can write as many checks as you want with no minimum and at no charge per check. Checks or copies of checks will be returned to you for recordkeeping. State Street Bank will redeem enough shares from your LB Money Market Fund account to cover the checks you write on the date the check reaches the Bank.

  Tax-free Money Market Fund. You have access to Tax-Free Instruments Trust, a money market fund with dividends exempt from federal income tax.
  Discount Brokerage. You can use OPTIMUM Account Discount Brokerage Services for direct purchases of general securities.

  Automatic Settlement. Purchase and sell transactions for general securities placed through OPTIMUM Account Discount Brokerage Services will clear automatically through your LB Money Market Fund account.

  Monthly Consolidated Statement. In lieu of an immediate confirmation of LB Money Market Fund financial transactions, you will receive your monthly Optimum Account statement. The monthly statement will report all activity in your accounts held in The Lutheran Brotherhood Family of Funds, Tax-Free Instruments Trust, OPTIMUM Account Discount Brokerage Account, and VISA CheckCards.

  Newsletter. Money management tips and information about OPTIMUM Account will be sent to you on a regular basis through the quarterly newsletter offered to OPTIMUM Account holders.

         In the future, LBSC may offer additional features to shareholders in OPTIMUM Account.

         There is a one-time new account fee of $25 for the OPTIMUM Account package. This fee is waived for LB Money Market Fund Class A shareholders who already have the LB Money Market Fund VISA CheckCard when they add the features of OPTIMUM Account. A monthly administrative fee of $5.00 is charged. These fees will be automatically redeemed from your LB Money Market Fund account each month.

FINANCIAL HIGHLIGHTS

         The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2001, which is available upon request.

         LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund commenced operations with multiple classes of shares on October 29, 1999, which was the last business day of the Funds' fiscal year. Shares of the Funds other than LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund had no class designations until October 31, 1997, when designations were assigned based on the sales charges, Rule 12b-1 fees and shareholder servicing fees applicable to shares sold after that date. The tables below cover periods prior to the adoption of class designations for Funds other than LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund and therefore do not reflect the Rule 12b-1 fees of 0.75% per year applicable to the Class B shares (except Class B shares of the LB Money Market Fund) and the shareholder servicing fees of 0.25% per year applicable to the Class A and Class B shares, which will adversely affect performance results for periods after October 31, 1997. The tables also do not show the effect of a sales charge for any of the Funds.

                                                              LB OPPORTUNITY GROWTH FUND CLASS A SHARES

                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           10/31/01       10/31/00       10/31/99       10/31/98       10/31/97
                                          ----------     ----------     -----------    ----------     ----------

Net Asset Value, Beginning of Period.....   $14.30          $11.16          $9.33         $12.97         $13.62
                                            ------          -------        ------         ------         ------
Investment Operations:
  Net Investment Income..................    (0.10)         (0.13)         (0.13)         (0.06)         (0.07)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................    (4.57)          3.27           1.96          (3.14)           .91
                                            -------         -------         -------       ------         ------
Total from Investment Operations.........    (4.67)          3.14           1.83          (3.20)           .84
                                            -------         -------         -------       ------         ------
Less Distributions from:
  Net Realized Gain on Investments.......    (0.92)            --             --          (0.44)        (1.49)
                                            ------         -------        -------        ------         ------
Net Asset Value, End of Period...........   $ 8.71         $14.30         $11.16          $9.33         $12.97
                                            ======         =======         =======       ======         ======
Total Investment Return at Net Asset
    Value(%)                                (34.40%)        28.32%         19.61%        (25.18)%         7.52%
Net Assets, End of Period (in millions)..  $160.5         $253.2         $206.0         $205.7         $311.4
Ratio of Expenses to Average Net
    Assets (%)                                1.59%          1.36%          1.50%          1.40%          1.29%
Ratio of Net Investment Income to
  Average Net Assets (%).................    (0.93%)        (0.88%)        (1.19%)        (0.51%)        (0.60%)
Portfolio Turnover Rate (%)...............     126%          143%            49%           155%           136%

                                                  LB OPPORTUNITY GROWTH FUND CLASS B SHARES

                                              Year Ended    Year Ended    Year Ended    Year Ended
                                               10/31/01      10/31/00      10/31/99      10/31/98
                                              ----------    -----------   -----------   ----------

Net Asset Value, Beginning of Period.....      $13.99        $11.00        $ 9.27        $12.97
                                               ------        ------        -------       ------
Investment Operations:
  Net Investment Income..................       (0.07)        (0.14)        (0.20)        (0.08)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................       (4.55)         3.13          1.93         (3.18)
                                               ------        ------        -------        ------
Total from Investment Operations.........       (4.62)         2.99          1.73         (3.26)
                                               ------         ------       -------        ------
Less Distributions from:
  Net Realized Gain on Investments.......       (0.92)           --            --         (0.44)
                                               ------        -------       ------
Net Asset Value, End of Period...........      $ 8.45        $13.99        $11.00        $ 9.27
                                               ======        ======        =======       ======
Total Investment Return at Net Asset
    Value(%)                                   (34.84%)       27.36%        18.66%       (25.66%)
Net Assets, End of Period (in millions)..      $11.6         $14.8          $8.5          $4.2
Ratio of Expenses to Average Net
    Assets (%)                                   2.34%         2.11%         2.25%         2.15%
Ratio of Net Investment Income to
  Average Net Assets (%).................       (1.68%)       (1.63%)       (1.94%)       (1.26%)
Portfolio Turnover Rate (%)..............         126%          143%           49%          155%

                                                    LB MID CAP GROWTH FUND CLASS A SHARES

                                                                                                             For the period from
                                                                                                                May 30, 1997
                                                       Year Ended    Year Ended    Year Ended    Year Ended   (effective date)
                                                        10/31/01      10/31/00      10/31/99      10/31/98    to October 31, 1997
                                                       ----------    -----------   ----------    ----------   -------------------

Net Asset Value, Beginning of Period ................  $18.29         $12.93        $ 9.19        $10.33         $   9.25
                                                       ------         ------        ------        ------         --------
Investment Operations:
Net Investment Income................................   (0.11)         (0.15)        (0.13)         0.36            (0.02)
Net Realized and Unrealized Gain
  (Loss) on Investments .............................   (5.40)          5.98          3.87         (0.89)            1.10
                                                       ------         ------        ------        ------         --------
Total from Investment Operations ....................   (5.51)          5.83          3.74         (0.53)            1.08
                                                       ------         ------        ------        ------         --------
Less Distributions from:
     Net Investment Income.........................        --             --            --         (0.37)              --
     Net Realized Gains on Investments.............     (1.35)         (0.47)           --         (0.24)              --
                                                       ------         ------        ------        ------         --------
Total Distributions................................     (1.35)         (0.47)           --         (0.61)              --
                                                       ------         ------        ------        ------         --------
Net Asset Value, End of Period ....................    $11.43         $18.29        $12.93        $ 9.19         $  10.33
                                                       ======         ======        ======        ======         ========
Total Investment Return at
 Net Asset Value %   ..............................    (32.17%)        46.26%        40.70%       (5.28%)           11.68%
Net Assets, End of Period ($ in millions) .........   $107.7         $140.7         $59.2         $31.9          $  14.6
Ratio of Expenses to Average
 Net Assets (1) ...................................      1.41%          1.56%         1.95%         1.95%            1.95%
Ratio of Net Investment Income to
 Average Net Assets (1)............................     (0.73%)        (0.87%)       (1.34%)        1.93%           (0.84%)
Portfolio Turnover Rate ...........................    137%           118%          145%          436%              94%
-----------------
(1)  Effective May 30, 1997, through October 31, 1999, LB Research voluntarily lowered the expense limit to 1.95% for
     Class A shares. Effective January 1, 2001, LB Research voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund.  Had LB Research not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been 1.69%, 2.07%, 2.22% and 2.19%, and the ratio of net investment income to average net assets would have been (1.01%), (1.46%), 1.66% and (1.08%), respectively, for the years ended October 31, 2001, 1999 and 1998 and for the period from May 30, 1997 to October 31, 1997.

                          LB MID CAP GROWTH FUND CLASS B SHARES

                                                            Year Ended    Year Ended    Year Ended    Year Ended
                                                             10/31/01      10/31/00      10/31/99      10/31/98
                                                            ----------    ----------    -----------  -----------

Net Asset Value, Beginning of Period ......................   $17.87        $12.74        $ 9.12        $10.33
                                                              ------        ------        ------        ------
Investment Operations:
Net Investment Income......................................    (0.07)        (0.14)        (0.19)         0.30
Net Realized and Unrealized Gain
  (Loss) on Investments ...................................    (5.39)         5.74          3.81         (0.90)
                                                              ------        ------        ------        ------
Total from Investment Operations ..........................    (5.46)         5.60          3.62         (0.60)
                                                              ------        ------        ------        ------
Less Distributions from:
     Net Investment Income.........................               --            --            --         (0.37)
     Net Realized Gains on Investments.............            (1.35)        (0.47)           --         (0.24)
                                                              ------        ------        ------        ------
Total Distributions................................            (1.35)        (0.47)           --         (0.61)
                                                              ------        ------        ------        ------
Net Asset Value, End of Period ....................           $11.06        $17.87        $12.74        $ 9.12
                                                              ======        ======        ======        ======
Total Investment Return at
 Net Asset Value %   ......................................   (32.68%)       45.11%        39.69%        (6.00%)
Net Assets, End of Period ($ in millions) .................   $31.8         $36.4         $15.8         $ 6.4
Ratio of Expenses to Average
 Net Assets (1) ...........................................     2.16%         2.31%         2.70%         2.70%
Ratio of Net Investment Income to
 Average Net Assets (1)....................................    (1.48%)       (1.62%)       (2.09%)        1.18%
Portfolio Turnover Rate ...................................   137%          118%          145%          436%
-----------------
(1)  Effective October 31, 1997, through October 31, 1999, LB Research voluntarily lowered the expense limit to 2.70% for Class B shares. Effective January 1, 2001, LB Research voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund. Had LB Research not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been 2.44%, 2.82%
     and 2.97% and the ratio of net investment income to average net assets would have been (1.76%), (2.21%)
     and 0.91%, respectively, for the years ended October 31, 2001, 1999 and 1998.

                                  LB WORLD GROWTH FUND CLASS A SHARES

                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                   10/31/01      10/31/00      10/31/99      10/31/98      10/31/97
                                                  ----------    ----------    ----------    ----------    ----------

Net Asset Value, Beginning of Period............    $12.38        $12.55        $10.58        $10.09        $9.48
                                                    ------        ------        ------        ------        -----
Investment Operations:
     Net Investment Income......................     (0.04)        (0.08)        (0.01)           --         0.02
     Net Realized and Unrealized Gain (Loss)
        on Investments..........................     (3.14)         0.30          2.05          0.67         0.67
                                                    ------        ------        ------        ------        -----
Total from Investment Operations................     (3.18)         0.22          2.04          0.67         0.69
                                                    ------        ------        ------        ------        -----
Less Distributions from:
     Net Investment Income......................        --            --         (0.07)        (0.04)       (0.04)
     Net Realized Gains on Investments..........     (1.00)        (0.39)           --         (0.14)       (0.04)
                                                    ------        ------        ------        ------        -----
Total Distributions.............................     (1.00)        (0.39)        (0.07)        (0.18)       (0.08)
                                                    ------        ------        ------        ------        -----
Net Asset Value, End of Period..................    $ 8.20        $12.38        $12.55        $10.58       $10.09
                                                    ======        ======        ======        ======        =====
Total Investment Return at Net Asset Value (%)      (27.80%)        1.78%        19.21%         6.80%        7.38%
Net Assets, End of Period (in millions).........    $72.6        $102.4         $87.6         $73.1        $75.1
Ratio of Expenses to Average Net Assets (1).....      1.93%         1.84%         1.88%         1.86%        1.82%
Ratio of Net Investment Income to Average
   Net Assets (1)..............................     (0.38%)       (0.56%)       (0.08%)        0.06%         0.17%
Portfolio Turnover Rate.........................     30%           40%           18%           20%          17%
------------------
(1)  LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund for the fiscal year ended October 31, 2001.  Effective January 1, 2001, LB Research has also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.
     Had LB Research not undertaken such actions, the ratio of expenses to average net assets would have been 2.13% and the ratio of net investment income to average net assets would have been (0.58%) for the year ended October 31, 2001.

                                              LB WORLD GROWTH FUND CLASS B SHARES

                                                          Year Ended     Year Ended     Year Ended     Year Ended
                                                           10/31/01       10/31/00       10/31/99       10/31/98
                                                          ----------     ----------     ----------     ----------

Net Asset Value, Beginning of Period...............         $12.13         $12.39         $10.51         $10.09
                                                            ------         ------         ------         ------
Investment Operations:
     Net Investment Income.........................          (0.05)         (0.10)         (0.03)          0.01
     Net Realized and Unrealized Gain (Loss)
        on Investments.............................          (3.12)          0.23           1.97           0.59
                                                            ------         ------         ------         ------
Total from Investment Operations...................          (3.17)          0.13           1.94           0.60
                                                            ------         ------         ------         ------
Less Distributions from:
     Net Investment Income.........................             --             --          (0.06)         (0.04)
     Net Realized Gains on Investments.............          (1.00)         (0.39)            --          (0.14)
                                                            ------         ------         ------         ------
Total Distributions................................          (1.00)         (0.39)         (0.06)         (0.18)
                                                            ------         ------         ------         ------
Net Asset Value, End of Period.....................         $ 7.96         $12.13         $12.39         $10.51
                                                            ======         ======         ======         ======
Total Investment Return at Net Asset Value (%)              (28.27%)         0.97%         18.28%          6.10%
Net Assets, End of Period (in millions)............         $10.8          $12.6           $8.1           $3.5
Ratio of Expenses to Average Net Assets (1)........           2.68%          2.59%          2.63%          2.61%
Ratio of Net Investment Income to Average Net Assets (1)     (1.13%)        (1.31%)        (0.83%)
(0.69%)
Portfolio Turnover Rate...............................       30%            40%            18%            20%
------------------
(1)  LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund for the fiscal year ended October 31, 2001.  Effective January 1, 2001,
     LB Research has also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.  Had LB Research not undertaken such actions, the ratio of expenses to average net assets would have been 2.88% and the ratio of net investment income to average net assets would have been (1.33%) for the year ended October 31, 2001.

                                    LB GROWTH FUND CLASS A SHARES

                                                           For the period from
                                                             October 29, 1999
                                        Year Ended         (effective date) to
                                         10/31/01            October 31, 2000
                                        ----------          ------------------

Net Asset Value,
   Beginning of Period.....               $18.61               $16.50
                                          ------               ------
Investment Operations:
Net Investment Income......                (0.07)               (0.06)
Net Realized and Unrealized
   Gain (Loss) on Investments(1)           (7.19)                2.17
                                          ------               ------
Total from Investment
   Operations                              (7.26)                2.11
                                          ------               ------
Net Asset Value End of
   Period..................               $11.35               $18.61
                                          ======               ======
Total Investment Return a
   Net Asset Value(%)...                  (39.01%)             12.79%
Net Assets, End of Period
   (in millions)...........               $24.8               $27.7
Ratio of Expenses to
   Average Net Assets (%)(2)                1.47%               1.30%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                (0.54%)             (0.55%)
Portfolio Turnover Rate (%)....            14%                 17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily lowered the expense limit to 1.30% for Class A shares. Effective January 1,2001
     LB Research voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Growth Fund.  Had LB Research not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been 2.11% and 1.93% and the ratio of net investment income to average net assets would have been (1.18%) and (1.18%), respectively, for the year ended
     October 31, 2001, and for the period from October 29, 1999 to October 31, 2000.

                                     LB GROWTH FUND CLASS B SHARES

                                                           For the period from
                                                            October 29, 1999
                                         Year Ended        (effective date) to
                                          10/31/01           October 31, 2000
                                         ----------         ------------------

Net Asset Value,
   Beginning of Period.....                $18.47              $16.50
                                           ------              ------
Investment Operations:
Net Investment Income......                 (0.08)              (0.15)
Net Realized and Unrealized
   Gain (Loss) on Investments(1)            (7.21)               2.12
                                           ------              ------
Total from Investment
   Operations                               (7.29)               1.97
                                           ------              ------
Net Asset Value End of
   Period..................                $11.18              $18.47
                                           ======              ======
Total Investment Return a
   Net Asset Value(%)...                   (39.47%)             11.94%
Net Assets, End of Period
   (in millions)...........                 $7.3                $6.8
Ratio of Expenses to
   Average Net Assets (%)(2)                 2.22%               2.05%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                 (1.29%)             (1.30%)
Portfolio Turnover Rate (%)....             14%                 17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily lowered the expense limit to 2.05% for Class B shares.  Effective January 1,2001
     LB Research voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Growth Fund.  Had LB Research not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been 2.86% and 2.68% and the ratio of net investment income to average net assets would have been (1.93%) and (1.93%), respectively, for the year ended October
     31, 2001, and for the period from October 29, 1999 to October 31, 2000.

                                         LB FUND CLASS A SHARES

                                    Year         Year         Year         Year         Year
                                    Ended        Ended        Ended        Ended        Ended
                                   10/31/01     10/31/00     10/31/99     10/31/98     10/31/97
                                   --------     ---------    --------     --------     --------

Net Asset Value,
   Beginning of Period.....        $28.30       $31.22       $27.94       $26.98       $ 23.07
                                   ------       ------       ------       -------      -------
Investment Operations:
Net Investment Income......          0.04         0.04         0.07         0.13          0.19
Net Realized and Unrealized
   Gain (Loss) on Investments.      (8.01)        1.52         6.42         3.57          5.68
                                   ------       ------       ------       -------      -------
Total from Investment
   Operations                       (7.97)        1.56         6.49         3.70          5.87
                                   ------       ------       ------       -------      -------
Less Distributions from:
   Net Investment Income...         (0.01)       (0.04)       (0.08)       (0.12)        (0.20)
   Net Realized Gain on
   Investments.............         (1.01)       (4.44)       (3.13)       (2.62)        (1.76)
                                   ------       ------       ------       -------      -------
Total Distributions........         (1.02)       (4.48)       (3.21)       (2.74)        (1.96)
                                   ------       ------       ------       -------      -------
Net Asset Value End of
   Period..................        $19.31       $28.30       $31.22       $27.94       $ 26.98
                                   ======       ======       =======      =======      =======
Total Investment Return a
   Net Asset Value(%)...           (29.07%)       5.07%       25.60%       15.07%        26.99%
Net Assets, End of Period
   (in millions)...........       $976.1     $1,447.7     $1,424.4     $1,120.5       $ 989.8
Ratio of Expenses to
   Average Net Assets (%)(1)         0.96%        0.83%        0.85%        0.86%         0.88%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........          0.16%        0.16%        0.24%        0.47%         0.76%
Portfolio Turnover Rate (%)....     21%          47%          57%          57%           54%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Fund. Had LB Research not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.97%, 0.88%, 0.90%,
     0.91%, and 0.92%, and the ratio of net investment income to average net assets would have been 0.15%,
     0.11%, 0.19%, 0.42%, and 0.72%, respectively, for the years ended October 31, 2001, 2000, 1999, 1998 and
     1997.

                                           LB FUND CLASS B SHARES

                                        Year           Year           Year           Year
                                        Ended          Ended          Ended          Ended
                                       10/31/01       10/31/00       10/31/99       10/31/98
                                       --------       --------       --------       --------

Net Asset Value,
   Beginning of Period.....            $27.83         $30.93         $27.83         $26.98
                                       ------         ------         ------         ------
Investment Operations:
Net Investment Income......             (0.08)         (0.10)         (0.10)         (0.01)
Net Realized and Unrealized
   Gain (Loss) on Investments.          (7.91)          1.44           6.33           3.51
                                       ------         ------         ------         ------
Total from Investment
   Operations                           (7.99)          1.34           6.23           3.50
                                       ------         ------         ------         ------
Less Distributions from:
   Net Investment Income...                --             --             --          (0.03)
   Net Realized Gain on
   Investments.............             (1.01)         (4.44)         (3.13)         (2.62)
                                       ------         ------         ------         ------
Total Distributions........             (1.01)         (4.44)         (3.13)         (2.65)
                                       ------         ------         ------         ------
Net Asset Value End of
   Period..................            $18.83         $27.83         $30.93         $27.83
                                       ======         ======         ======         ======
Total Investment Return a
   Net Asset Value(%)...               (29.63%)         4.32%         24.66%         14.26%

Net Assets, End of Period
   (in millions)...........            $71.5          $86.8          $63.3          $25.0
Ratio of Expenses to
   Average Net Assets (%)(1)             1.71%          1.58%          1.60%          1.61%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........             (0.59%)        (0.59%)        (0.51%)        (0.28%)
Portfolio Turnover Rate (%)....         21%            47%            57%            57%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by
     LB Fund. Had LB Research not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.72%, 1.63%, 1.65%
     and 1.66% and the ratio of net investment income to average net assets would have been (0.60%), (0.64%), (0.56%) and (0.33%), respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                   LB VALUE FUND CLASS A SHARES

                                                           For the period from
                                                             October 29, 1999
                                         Year Ended        (effective date) to
                                          10/31/01           October 31, 2000
                                         ----------         ------------------

Net Asset Value,
   Beginning of Period.....                $15.77               $14.50
                                           ------               ------
Investment Operations:
Net Investment Income......                  0.06                 0.02
Net Realized and Unrealized
   Gain (Loss) on Investments.              (2.87)                1.25
                                           ------               ------
Total from Investment
   Operations                               (2.81)                1.27
                                           ------               ------
Less Distributions from:
   Net Investment Income...                 (0.04)                  --
                                           ------               ------

Net Asset Value End of
   Period..................                $12.92               $15.77
                                           ======               ======
Total Investment Return a
   Net Asset Value(%)...                   (17.86%)               8.76%
Net Assets, End of Period
   (in millions)...........                $20.6                $15.1
Ratio of Expenses to
   Average Net Assets (%)(1)                 1.23%                1.30%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                  0.44%                0.24%
Portfolio Turnover Rate (%)....             35%                  26%
-----------------------
(1)  Effective October 29, 1999 through October 31, 2000, LB Research voluntarily lowered the expense limit to 1.30% for Class A shares.  Effective January 1,
     2001 LB Research voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Value Fund.  Had LB Research not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been 1.85% and 2.14% and the ratio of net investment income to average net assets would have been (0.18%) and (0.60%), respectively, for the year ended October 31, 2001 and the period from October 29, 1999 to
     October 31, 2000.

                                   LB VALUE FUND CLASS B SHARES

                                                           For the period from
                                                            October 29, 1999
                                          Year Ended       (effective date) to
                                           10/31/01          October 31, 2000
                                          ----------        ------------------

Net Asset Value,
   Beginning of Period.....                $15.65              $14.50
                                           ------              ------
Investment Operations:
Net Investment Income.(Loss)                (0.01)              (0.05)
Net Realized and Unrealized
   Gain (Loss) on Investments.              (2.88)               1.20
                                           ------              ------
Total from Investment
   Operations                               (2.89)               1.15
                                           ------              ------
Net Asset Value End of
   Period..................                $12.76              $15.65
                                           ======              ======
Total Investment Return a
   Net Asset Value(%)...                   (18.47%)              7.93%
Net Assets, End of Period
   (in millions)...........                 $5.3                $3.7
Ratio of Expenses to
   Average Net Assets (%)(1)                 1.98%               2.05%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                 (0.31%)             (0.51%)
Portfolio Turnover Rate (%)....             35%                 26%
-----------------------
(1)  Effective October 29, 1999 through October 31, 2000, LB Research voluntarily lowered the expense limit to 2.05% for Class B shares.  Effective January 1,
     2001 LB Research voluntarily agreed to waive 65 basis points (0.65%) from the advisory fees and other expenses payable by LB Value Fund.  Had LB Research not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been 2.60% and 2.89% and the ratio of net investment income to average net assets would have been (0.93%) and (1.35%), respectively, for the year ended October 31, 2001 and the period from October 29, 1999 to
     October 31, 2000.

                                    LB HIGH YIELD FUND CLASS A SHARES

                            Year        Year        Year        Year          Year
                            Ended       Ended       Ended       Ended         Ended
                           10/31/01    10/31/00    10/31/99    10/31/98     10/31/97
                           --------    --------    --------    --------     --------

Net Asset Value,
 Beginning of Period...     $ 6.72      $ 7.87      $ 8.09      $ 9.58       $ 9.21
                            ------      ------      ------      ------       ------
Investment Operations:
Net Investment Income .       0.69        0.84        0.82        0.86         0.85
Net Realized and
 Unrealized Gain (Loss)
 on Investments........      (1.42)      (1.19)      (0.20)      (1.32)        0.41
                            ------      ------      ------      ------       ------
Total from Investment
 Operations............      (0.73)      (0.35)       0.62       (0.46)        1.26
                            ------      ------      ------      ------       ------
Less Distributions from:
 Net Investment Income.      (0.77)      (0.80)      (0.84)      (0.85)       (0.86)
 Net Realized Gain
 on Investments........         --          --          --       (0.18)       (0.03)
                            ------      ------      ------      ------       ------
Total Distributions....      (0.77)      (0.80)      (0.84)      (1.03)       (0.89)
                            ------      ------      ------      ------       ------
Net Asset Value End
 of Period.............     $ 5.22      $ 6.72      $ 7.87      $ 8.09       $ 9.58
                            ======      ======      ======      ======       ======
Total Investment
 Return at Net
 Asset Value(%)             (11.49%)     (5.21%)      7.69%      (5.55%)      14.43%
Net Assets, End of
 Period (in millions)..    $607.9      $727.3      $823.2      $784.8       $862.9
Ratio of Expenses to
 Average Net Assets (%)(1)    0.99%       0.87%       0.86%       0.84%        0.84%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1).....      11.62%      10.88%       9.96%       9.32%        9.14%
Portfolio Turnover Rate      65%         60%         55%         73%         113%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB High Yield Fund. Had LB Research not undertaken such action, for Class A Shares, the ratio of expenses to average net assets would have been 1.00%, 0.92%, 0.91%, 0.89%, and 0.88%, and the ratio of net investment income to average net assets would have been 11.61%, 10.83%, 9.91%, 9.27%, and 9.10%, respectively, for the years ended October 31, 2001, 2000, 1999, 1998 and 1997.

                   LB HIGH YIELD FUND CLASS B SHARES

                                 Year          Year          Year          Year
                                 Ended         Ended         Ended         Ended
                                10/31/01      10/31/00      10/31/99      10/31/98
                                --------      --------      --------      --------

Net Asset Value,
 Beginning of Period...         $6.72         $7.86         $8.08         $9.58
                                -----         -----         -----         -----
Investment Operations:
Net Investment Income .          0.65          0.78          0.77          0.79
Net Realized and
 Unrealized Gain (Loss)
 on Investments........         (1.43)        (1.18)        (0.21)        (1.31)
                                -----         -----         -----         -----
Total from Investment
 Operations............         (0.78)        (0.40)         0.56         (0.52)
                                -----         -----         -----         -----
Less Distributions from:
 Net Investment Income.         (0.72)        (0.74)        (0.78)        (0.80)
 Net Realized Gain
 on Investments........            --            --            --         (0.18)
                                -----         -----         -----         -----
Total Distributions....         (0.72)        (0.74)        (0.78)        (0.98)
                                -----         -----         -----         -----
Net Asset Value End
 of Period.............         $5.22         $6.72         $7.86         $8.08
                                ======        =====         =====         =====
Total Investment
 Return at Net
 Asset Value(%)                (12.14%)       (5.79%)        6.92%        (6.24%)
Net Assets, End of
 Period (in millions)..        $37.8         $39.0         $34.4         $19.3
Ratio of Expenses to
 Average Net Assets (%)(1)       1.74%         1.62%         1.61%          1.59%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1).....         10.87%         10.13%          9.21%         8.57%
Portfolio Turnover Rate         65%            60%            55%           73%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB
     High Yield Fund. Had LB Research not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.75%, 1.67%, 1.66%
     and 1.64% and the ratio of net investment income to average net assets would have been 10.86%, 10.08%, 9.16% and 8.52%, respectively, for the years ended October
     31, 2001, 2000, 1999 and 1998.

                                              LB INCOME FUND CLASS A SHARES

                            Year        Year        Year        Year       Year
                            Ended       Ended       Ended       Ended      Ended
                           10/31/01    10/31/00    10/31/99    10/31/98   10/31/97
                           --------    --------    --------    --------   --------

Net Asset Value,
 Beginning of Period....... $8.19      $ 8.22      $ 8.78      $ 8.61     $ 8.50
                            ------     ------      ------      ------     ------
Investment Operations:
Net Investment Income......  0.48        0.53        0.51        0.54       0.55
Net Realized and
 Unrealized Gain (Loss)
 on Investments............  0.56       (0.05)      (0.58)       0.17       0.11
                            ------     ------      ------      ------     ------
Total from Investment
 Operations................  1.04        0.48       (0.07)       0.71       0.66
                            ------     ------      ------      ------     ------
Less Distributions from:
 Net Investment Income..... (0.52)      (0.51)      (0.49)      (0.54)     (0.55)
                            ------      ------      ------      ------     ------

Net Asset Value End of
 Period.................... $ 8.71     $ 8.19      $ 8.22      $ 8.78     $ 8.61
                            ======     ======      ======      ======     ======
Total Investment Return
 at Net Asset
 Value(%)            ....   13.25%       6.02%      (0.69%)      8.42%      8.05%
Net Assets, End of
 Period (in millions).... $657.3      $611.0      $679.5      $739.1     $778.0
Ratio of Expenses to
 Average Net Assets (%)(1)   0.83%       0.83%       0.82%       0.80%      0.80%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........   5.66%       6.41%       5.93%       6.16%      6.44%
Portfolio Turnover Rate (%) 175%        111%         72%         98%        97%
------------------------
(1)  Effective January 1, 1997, LB Research voluntarily agreed to waive five basis points
     (0.05%) from the advisory fees payable by LB Income Fund. Had LB Research not undertaken such action, for Class A Shares, the ratio of expenses to average net assets would have been 0.88%, 0.88%, 0.87%, 0.85%, and 0.84%, and the ratio of net investment income to average net assets would have been 5.61%, 6.36%, 5.88%, 6.11%, and 6.40%, respectively, for the years ended October 31, 2001, 2000, 1999, 1998 and
     1997.

                   LB INCOME FUND CLASS B SHARES

                                Year         Year         Year         Year
                                Ended        Ended        Ended        Ended
                               10/31/01     10/31/00     10/31/99     10/31/98
                               --------     --------     --------     --------

Net Asset Value,
 Beginning of Period.......     $ 8.17       $ 8.20       $ 8.76       $ 8.61
                                ------       ------       ------       ------
Investment Operations:
Net Investment Income......       0.42         0.46         0.45         0.48
Net Realized and
 Unrealized Gain (Loss)
 on Investments............       0.57        (0.05)       (0.58)        0.16
                                ------       ------       ------       ------
Total from Investment
 Operations................       0.99         0.41        (0.13)        0.64
                                ------       ------       ------       ------
Less Distributions from:
 Net Investment Income.....      (0.46)       (0.44)       (0.43)       (0.49)
                                -------       -------      ------      -------

Net Asset Value End of
 Period....................     $ 8.70       $ 8.17       $ 8.20       $ 8.76
                                ======       ======       ======       ======
Total Investment Return
 at Net Asset
 Value(%)            ....        12.45%        5.24%       (1.52%)       7.65%
Net Assets, End of
 Period (in millions).....      $25.3        $16.7        $14.7         $6.9
Ratio of Expenses to
 Average Net Assets (%)(1).       1.58%        1.58%        1.57%        1.55%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........        4.91%        5.66%        5.18%        5.41%
Portfolio Turnover Rate (%)     175%         111%          72%          98%
------------------------
(1)  Effective January 1, 1997, LB Research voluntarily agreed to waive five basis points
     (0.05%) from the advisory fees payable by LB Income Fund. Had LB Research not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.63%, 1.63%, 1.62% and 1.60% and the ratio of net investment income to average net assets would have been 4.86%, 5.61%, 5.13% and 5.36%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                              LB MUNICIPAL BOND FUND CLASS A SHARES

                                     Year         Year         Year         Year        Year
                                     Ended        Ended        Ended        Ended       Ended
                                    10/31/01     10/31/00     10/31/99     10/31/98     10/31/97
                                    --------     --------     --------     --------     --------

Net Asset Value,
   Beginning of Period.........      $ 8.66       $ 8.44       $ 9.11       $ 8.85       $ 8.60
                                     ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income..........        0.43         0.44         0.43         0.41         0.45
Net Realized and Unrealized Gain
   (Loss) on Investments.......        0.48         0.22        (0.66)        0.29         0.24
                                     ------       ------       ------       ------       ------
Total from Investment Operations.      0.91         0.66        (0.23)        0.70         0.69
                                     ------       ------       ------       ------       ------
Less Distributions from:
   Net Investment Income.......       (0.44)       (0.44)       (0.44)       (0.44)       (0.44)

                                     ------       ------       ------       ------       ------
Net Asset Value End of Period..      $ 9.13       $ 8.66       $ 8.44       $ 9.11       $ 8.85
                                     ======       ======       ======       ======       ======
Total Investment Return at
   Net Asset Value(%)                 10.78%        8.09%       (2.62%)       8.12%        8.28%
Net Assets, End of
   Period (in millions)........     $609.5       $559.4       $570.6       $605.0       $591.9
Ratio of Expenses to Average
   Net Assets (%)(1)...........        0.72%        0.69%        0.70%        0.69%        0.70%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).       4.90%        5.18%        4.88%        4.88%        5.13%
Portfolio Turnover Rate (%)....        5%          12%          20%          14%          18%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Municipal Bond Fund. Had LB Research not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.73%, 0.74%,
     0.75%, 0.74%, and 0.74%, and the ratio of net investment income to average net assets would have been
     4.89%, 5.13%, 4.83%, 4.83%, and 5.09%, respectively, for the years ended October 31, 2001, 2000, 1999,
     1998 and 1997.

                                     LB MUNICIPAL BOND FUND CLASS B SHARES

                                         Year          Year          Year          Year
                                         Ended         Ended         Ended         Ended
                                        10/31/01      10/31/00      10/31/99      10/31/98
                                        --------      --------      --------      --------

Net Asset Value,
   Beginning of Period.........         $ 8.64        $ 8.41        $ 9.09        $ 8.85
                                        ------        ------        ------        ------
Investment Operations:
Net Investment Income..........           0.38          0.38          0.37          0.39
Net Realized and Unrealized Gain
   (Loss) on Investments.......           0.47          0.23         (0.67)         0.24
                                        ------        ------        ------        ------
Total from Investment Operations.         0.85          0.61         (0.30)         0.63
                                        ------        ------        ------        ------
Less Distributions from:
   Net Investment Income.......          (0.38)        (0.38)        (0.38)        (0.39)

                                        ------        ------        ------        ------
Net Asset Value End of Period..         $ 9.11        $ 8.64        $ 8.41        $ 9.09
                                        ======        ======        ======        ======
Total Investment Return at
   Net Asset Value(%)                     9.99%         7.44%        (3.44%)        7.23%
Net Assets, End of
   Period (in millions)........         $15.3         $ 9.7         $ 8.4         $ 4.0
Ratio of Expenses to Average
   Net Assets (%)(1)...........           1.47%         1.44%         1.45%         1.44%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).          4.15%         4.43%         4.13%         4.13%
Portfolio Turnover Rate (%)....           5%           12%           20%           14%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Municipal
     Bond Fund. Had LB Research not undertaken such action, for Class B shares, the ratio of expenses to average net assets would have been 1.48%, 1.49%, 1.50% and 1.49% and the ratio of net investment income to average net assets would have been 4.14%,
     4.38%, 4.08% and 4.08%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                              LB LIMITED MATURITY BOND FUND CLASS A SHARES

                                                            For the period from
                                                             October 29, 1999
                                         Year Ended        (effective date) to
                                          10/31/01           October 31, 2000
                                         ----------         ------------------

Net Asset Value,
   Beginning of Period.....                $12.41              $12.50
                                           ------              ------
Investment Operations:
Net Investment Income......                  0.65                0.72
Net Realized and Unrealized
   Gain (Loss) on Investments.               0.78               (0.09)
                                           ------              ------
Total from Investment
   Operations                                1.43                0.63
                                           ------              ------
Less Distributions from:
   Net Investment Income...                 (0.65)              (0.72)
   Net Realized Gain on
   Investments.............                 (0.05)                 --
                                           ------              ------
Total Distributions........                 (0.70)              (0.72)
                                           ------              ------
Net Asset Value End of
   Period..................                $13.14              $12.41
                                           ======              ======
Total Investment Return a
   Net Asset Value(%)...                    11.89%               5.20%
Net Assets, End of Period
   (in millions)...........                $39.1               $16.6
Ratio of Expenses to
   Average Net Assets (%)(1)                 0.81%               0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                  5.02%               5.84%
Portfolio Turnover Rate (%)....            290%                229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily lowered the expense limit to 0.95% for Class A shares.  Effective January 1, 2001 LB Research voluntarily agreed to waive 30 basis points (0.30%) from the advisory fees payable by
     LB Limited Maturity Bond Fund.  Had LB Research not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been 1.08% and 1.10%
     and the ratio of net investment income to average net assets would have been 4.75% and
     5.69%, respectively, for the year ended October 31, 2001 and for the period from
     October 29, 1999 to October 31, 2000.

                              LB LIMITED MATURITY BOND FUND CLASS B SHARES

                                                            For the period from
                                                             October 29, 1999
                                       Year Ended          (effective date) to
                                        10/31/01             October 31, 2000
                                       ----------           ------------------

Net Asset Value,
   Beginning of Period.....              $12.41               $12.50
                                         ------               ------
Investment Operations:
Net Investment Income......                0.65                 0.72
Net Realized and Unrealized
   Gain (Loss) on Investments.             0.78                (0.09)
                                         ------               ------
Total from Investment
   Operations                              1.43                 0.63
                                         ------               ------
Less Distributions from:
   Net Investment Income...               (0.65)               (0.72)
   Net Realized Gain on
   Investments.............               (0.05)                  --
                                         ------               ------
Total Distributions........               (0.70)               (0.72)
                                         ------               ------
Net Asset Value End of
   Period..................              $13.14               $12.41
                                         ======               ======
Total Investment Return a
   Net Asset Value(%)...                  11.89%                5.20%
Net Assets, End of Period
   (in millions)...........               $5.4                 $5.0
Ratio of Expenses to
   Average Net Assets (%)(1)               0.81%                0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                5.02%                5.84%
Portfolio Turnover Rate (%)....          290%                 229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily lowered the expense limit to 0.95% for Class B shares.  Effective January 1, 2001
     LB Research voluntarily agreed to waive 30 basis points (0.30%) from the advisory fees payable by LB Limited Maturity Bond Fund.  Had LB Research not undertaken such actions, for Class B shares, the ratio of expenses to average net assets would have been 1.08% and 1.10% and the ratio of net investment income to average net assets would have been 4.75% and 5.69%, respectively, for the year ended October 31, 2001, and for the period from  October 29, 1999 to October 31, 2000.

                                       LB MONEY MARKET FUND CLASS A SHARES

                                 Year         Year         Year         Year         Year
                                 Ended        Ended        Ended        Ended        Ended
                                10/31/01     10/31/00     10/31/99     10/31/98     10/31/97
                                --------     --------     --------     --------     --------

Net asset Value,
   Beginning of Period...       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                ------       ------       ------       ------       ------
Investment Operations:
Net Investment Income....         0.05         0.05         0.04         0.04         0.05
Less Distributions from:
Net Investment Income....        (0.05)       (0.05)       (0.04)       (0.04)       (0.05)
                                ------       ------       ------       ------       ------
Net Asset Value,
   End of Period.               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                ======       ======       ======       ======       ======
Total Investment Return
   at Net Asset Value (%)         4.13%        5.44%        4.27%        4.82%        4.74%
Net Assets, End of
   Period (in millions)..      $713.4       $634.7       $580.1       $493.2       $469.2
Ratio of Expenses to
   Average Net Assets (%)(1).     0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                 4.02%        5.31%        4.19%        4.72%        4.64%
----------------------
(1) Effective April 1,
     1996, LB Research voluntarily limited the Fund's expense ratio to 0.95% of average daily net assets. Had LB Research not undertaken such action to limit expenses, for Class A shares, the ratio of expenses to average net assets would have been 0.99%, 0.99%, 1.00%, 1.04% and
     1.05% , and the ratio of net investment income to average net assets would have been 3.98%,
     5.27%, 4.14%, 4.63% and 4.54%, respectively, for the years ended October 31, 2001,
     2000, 1999, 1998 and 1997.

                             LB MONEY MARKET FUND CLASS B SHARES

                                      Year          Year          Year          Year
                                      Ended         Ended         Ended         Ended
                                     10/31/01      10/31/00      10/31/99      10/31/98
                                     --------      --------      --------      --------

Net asset Value,
   Beginning of Period...            $1.00         $1.00         $1.00         $1.00
                                     ------        ------        -----         -----
Investment Operations:
Net Investment Income....             0.05          0.05          0.04          0.04
Less Distributions from:
Net Investment Income....            (0.05)        (0.05)        (0.04)        (0.04)
                                     ------        ------        -----         -----
Net Asset Value,
   End of Period.                    $1.00         $1.00         $1.00         $1.00
                                     ======        ======        =====         =====
Total Investment Return
   at Net Asset Value (%)             4.13%         5.44%         4.27%         4.82%
Net Assets, End of
   Period (in millions)..            $1.0          $0.3          $0.3          $0.1
Ratio of Expenses to
   Average Net Assets (%)(1).         0.95%         0.95%         0.95%         0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                     4.02%         5.31%         4.19%         4.72%
----------------------
(1)  Effective October 31, 1997, LB Research voluntarily lowered the expense limit to 0.95% for Class B shares. Had LB Research not undertaken such action to limit expenses, for Class B shares, the ratio of expenses to average net assets would have been 0.99%, 0.99%, 1.00% and 1.04% and the ratio of net investment income would have been 3.98%, 5.27%, 4.14% and
     4.63%, respectively, for the years ended October 31, 2001, 2000, 1999 and
     1998.

[Back cover page]

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

1-800-328-4552 Automated Service Line

1-800-990-6290 to speak with a customer service associate

www.luthbro.com

Lutheran Brotherhood Securities Corp.
P.O. Box 9491
Minneapolis, Minnesota 55440-9491

         The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-990-6290. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-1467

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

PROSPECTUS
December 31, 2001

LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
LUTHERAN BROTHERHOOD WORLD GROWTH FUND
LUTHERAN BROTHERHOOD GROWTH FUND
LUTHERAN BROTHERHOOD FUND
LUTHERAN BROTHERHOOD VALUE FUND
LUTHERAN BROTHERHOOD HIGH YIELD FUND
LUTHERAN BROTHERHOOD INCOME FUND
LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
LUTHERAN BROTHERHOOD MONEY MARKET FUND

NO LOAD
INSTITUTIONAL CLASS SHARES

        The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                               PAGE

The Funds                                                        2
  Lutheran Brotherhood Opportunity Growth Fund                   2
  Lutheran Brotherhood Mid Cap Growth Fund                       4
  Lutheran Brotherhood World Growth Fund                         6
  Lutheran Brotherhood Growth Fund                               8
  Lutheran Brotherhood Fund                                     10
  Lutheran Brotherhood Value Fund                               12
  Lutheran Brotherhood High Yield Fund                          14
  Lutheran Brotherhood Income Fund                              16
  Lutheran Brotherhood Municipal Bond Fund                      18
  Lutheran Brotherhood Limited Maturity Bond Fund               20
  Lutheran Brotherhood Money Market Fund                        22

Management                                                      24
  Investment Adviser                                            24
  Portfolio Managers                                            24
  Personal Securities Investments                               24
  Advisory Fees                                                 24

Your Investment                                                 25
  Buying Shares of The Lutheran Brotherhood Family of Funds     25
  Additional Purchases                                          26
  Net Asset Value                                               26
  Exchanging Between Funds                                      26
  Redeeming Shares                                              27

Distributions                                                   28

Taxes                                                           29

Other Securities and Investment Practices                       30

Financial Highlights                                            31

        This is the Prospectus for the Institutional Class Shares of The Lutheran Brotherhood Family of Funds, which are only offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions, and Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Lutheran Brotherhood Securities Corp.

THE FUNDS

LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations. Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell 2000 Index at the time of the Fund's investment. As of October 31, 2001, the Russell 2000 Index included companies with capitalizations between $5.2 million and $2.6 billion.

         Lutheran Brotherhood Research Corp. ("LB Research"), the Fund's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. LB Research focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

[BEGIN CALLOUT]
Fundamental investment analysis generally involves assessing a company’s or security’s value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security’s price, trading volume, and other market-related factors in an attempt to discern patterns.
[END CALLOUT]

         LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

         For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

         The success of the LB Opportunity Growth Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on January 8, 1993, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1994        2.66%
1995       37.71%
1996       12.16%
1997       -0.32%
1998       -4.08%
1999       27.54%
2000       -6.94%

Best Quarter:       Q4 '99        +26.50%
Worst Quarter:      Q3 '98        -22.42%

Footnote reads:
The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
-32.57%.

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2000)
                                        --------------------------------
                                                               Since
                                                             Inception
                                         1-Year     5-Year   (1/8/93)

LB Opportunity Growth Fund               -6.94%      4.94%%    10.68%
  (Institutional Class)

Russell 2000                             -2.92%     10.38%    11.57%

         The Russell 2000 is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest companies based on market capitalization).

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                   0.45%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                  0.43%
  Total Annual Fund Operating Expenses              0.88%

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Opportunity Growth Fund       $90        $281        $488      $1,084

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Opportunity Growth Fund       $90        $281        $488      $1,084

LUTHERAN BROTHERHOOD MID CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations. Under normal market conditions, the LB Mid Cap Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Standard & Poor's MidCap 400 Index at the time of the Fund's investment. As of October 31, 2001, the S&P MidCap 400 included companies with capitalizations between $272 million and $11.2 billion.

         LB Research, the Fund's investment adviser uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) LB Research focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

         LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

         For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of medium-sized companies are out of favor.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Mid Cap Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on May 30, 1997, and the returns in the table shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1998       11.87%
1999       48.78%
2000       12.70%

Best Quarter:       Q4 '99        +34.39%
Worst Quarter:      Q3 '98        -19.16%

Footnote reads:
The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
-33.58%.

                                             Average Annual Total Returns
                                                    (periods ending
                                                   December 31, 2000)
                                             -----------------------------
                                                               Since
                                                              Inception
                                                    1-Year    (5/30/97)

LB Mid Cap Growth Fund (Institutional Class)        12.70%      23.11%

S&P MidCap 400 Index                                17.51%      20.92%

         The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                          None
Maximum Deferred Sales Charge (Load)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                     0.43%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                    0.49%
  Total Annual Fund Operating Expenses (1)            0.92%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees equal to 0.35% of the average daily net assets of LB Mid Cap Growth Fund. With this waiver, the Total Annual Fund Operating Expenses would be 0.57% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Mid Cap Growth Fund           $94        $293        $509      $1,131

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Mid Cap Growth Fund           $94        $293        $509      $1,131

LUTHERAN BROTHERHOOD WORLD GROWTH FUND

         INVESTMENT OJBECTIVE. The investment objective of the Lutheran Brotherhood World Growth Fund ("LB World Growth Fund") is to seek total return from long-term growth of capital.

         PRINCIPAL STRATEGIES. The LB World Growth Fund seeks to achieve its objective by investing primarily (at least 65%) in common stocks of established non-U.S. companies. The Fund expects to diversify broadly among developed and emerging countries throughout the world.

         Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Fund's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental investment analysis is defined on Page 3.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

         While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

         In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

  Leading market position
  Attractive business niche
  Strong franchise or natural monopoly
  Technological leadership or proprietary advantages
  Seasoned management
  Earnings growth and cash flow sufficient to support growing dividends
  Healthy balance sheet with relatively low debt

        While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

         LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. LB World Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

         The economies and financial markets of certain regions - such as Latin America and Asia - can be highly interdependent and may decline all at the same time.

         Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

         LB World Growth Fund's investment in any country could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth Fund's ability to repatriate capital or income. These risks are usually greater in emerging markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

         For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

         The success of the Fund's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Fund invests. Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB World Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on September 5, 1995, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1996      13.43%
1997       2.27%
1998      15.98%
1999      33.05%
2000     -16.58%

Best Quarter:       Q4 '99        +24.31%
Worst Quarter:      Q3 '98        -13.40%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
-28.06%.

                                            Average Annual Total Returns
                                                   (periods ending
                                                  December 31, 2000)
                                            -----------------------------
                                                                   Since
                                                                 Inception
                                              1-Year   5-Years     (9/5/95)

LB World Growth Fund (Institutional Class)    -16/58%    8.34%       8.49%

Morgan Stanley EAFE Index                     -13.95%    7.42%       7.89%

         The Morgan Stanley EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.82%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.50%
  Total Annual Fund Operating Expenses (1)        1.32%

(1)         LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of LB World Growth Fund. LB Research has also voluntarily agreed to temporarily waive an additional portion of its advisory fees equal to 0.15% of average daily net assets of LB World Growth Fund. With these waivers, the Total Annual Fund Operating Expenses would be 1.10% for the Institutional Class shares. These temporary waivers may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB World Growth Fund             $134       $418        $723      $1,590

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB World Growth Fund             $134       $418        $723      $1,590

LUTHERAN BROTHERHOOD GROWTH FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that LB Research, the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. LB Research defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion. The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

         LB Research uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.)

         LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

         In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

         For these and other reasons, LB Growth Fund may underperform other stock funds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Growth Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown.

         The Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
2000       -13.76%

Best Quarter:   Q1 '00     + 8.34%
Worst Quarter:  Q4 '00     -16.00%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
-32.83%.

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2000)
                                         -----------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Growth Fund (Institutional Class)    -13.76%           0.21%

S&P 500/Barra Growth Index              -22.08%         -11.01%

        The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P 500/Barra Growth Index contains stocks with higher price-to-book ratios.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.42%
  Other Expenses(including a 0.15% shareholder servicing fee)     0.68%
  Total Annual Fund Operating Expenses(1)                         1.10%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Growth Fund equal in the aggregate to 0.65% of the average daily net assets of LB Growth Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 0.45% for the Institutional Class shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                    1 Year     3 Years     5 Years    10 Years
                    ------     -------     -------    --------
LB Growth Fund       $112       $350         $606      $1,340

You would pay the following expenses if you did not redeem your shares:

                    1 Year     3 Years     5 Years    10 Years
                    ------     -------     -------    --------
LB Growth Fund       $112       $350         $606      $1,340

LUTHERAN BROTHERHOOD FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. domestic and multi-national companies. The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which LB Research believes have balance sheet strength and profitability. LB Research, the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion.

         LB Research uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) LB Research seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

         LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. LB Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

         For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds) when larger company stocks are out of favor.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on June 2, 1970, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1991      32.77%
1992       5.80%
1993       8.69%
1994      -3.41%
1995      32.04%
1996      17.22%
1997      27.95%
1998      23.64%
1999      20.75%
2000      -9.41%

Best Quarter:       Q4 '98        +22.65%
Worst Quarter:      Q3 '98        -13.60%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
–25.04%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                    ----------------------------------
                                    1-Year      5-Years      10-Years

LB Fund (Institutional Class)        -9.41%      15.18%       14.71%

S&P 500 Index                        -9.09%      18.33%       17.45%

         The S&P 500 Index is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.36%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.27%
  Total Annual Fund Operating Expenses            0.63%

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Fund                          $63        $199        $346      $774

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Fund                          $63        $199        $346      $774

LUTHERAN BROTHERHOOD VALUE FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

         PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations. LB Research, the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of October 31, 2001, companies with large market capitalizations are those with market capitalizations of at least $9.2 billion.

         LB Research uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental investment analysis and technical investment analysis are defined on Page 3.)

[BEGIN CALLOUT]
The price-to-earnings [P/E] ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.
[END CALLOUT]

         The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

         LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

         PRINCIPAL RISKS. The LB Value Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

         There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

         For these and other reasons, LB Value Fund may underperform other stock funds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown.

         The Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
2000       2.63%

Best Quarter:   Q3 '00    +3.09%
Worst Quarter:  Q2 '00    -2.44%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
-16.26%.

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2000)
                                        ------------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Value Fund                             2.63%           6.09%
  (Institutional Class)

S&P 500/Barra Value Index                 6.07%            8.04%

         The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P 500/Barra Value Index contains stocks with lower price-to-book ratios.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.40%
  Other Expenses(including a 0.15% shareholder servicing fee)     0.71%
  Total Annual Fund Operating Expenses(1)                         1.11%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Value Fund equal in the aggregate to 0.65% of the average daily net assets of LB Value Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 0.46% for the Institutional Class shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                   1 Year     3 Years     5 Years    10 Years
                   ------     -------     -------    --------
LB Value Fund       $113       $353        $612       $1,352

You would pay the following expenses if you did not redeem your shares:

                   1 Year     3 Years     5  Years    10 Years
                   ------     -------     --------    --------
LB Value Fund       $113       $353        $612       $1,352

LUTHERAN BROTHERHOOD HIGH YIELD FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

         PRINCIPAL STRATEGIES. Under normal market conditions, the LB High Yield Fund invests at least 65% of its total assets in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by LB Research, the Fund's investment adviser.

         LB Research uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations. LB Research generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

         PRINCIPAL RISKS. The principal risks of LB High Yield Fund include the tendency of high-yield bond prices to fall when the economy is sluggish or overall corporate earnings are weak. During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

         The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to improve their financial condition by replacing debt with equity. In addition, many high yield securities are traded only among institutional investors, and it may be difficult for LB Research to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

         Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

[BEGIN CALLOUT]
Maturity is a measure of the remaining time before the bond must be repaid. Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.

Duration considers the bond's cash flows and the time value of money.
[END CALLOUT]

        The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB High Yield Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on April 3, 1987, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1991      36.09%
1992      20.12%
1993      20.86%
1994      -5.29%
1995      19.38%
1996      10.96%
1997      13.51%
1998      -1.70%
1999       7.32%
2000     -15.94%

Best Quarter:       Q1 '91         +13.06%
Worst Quarter:      Q4 '00         -11.89%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized)was
–6.85%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         -------------------------------
                                           1-Year  5-Years  10-Years

LB High Yield Fund (Institutional Class)  -15.94%    2.24%    9.57%

Lehman High Yield Index                    -5.86%    4.26%   11.16%

         The Lehman High Yield Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.38%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.30%
  Total Annual Fund Operating Expenses            0.68%

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB High Yield Fund               $69        $218        $379      $847

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB High Yield Fund               $69        $218        $379      $847

LUTHERAN BROTHERHOOD INCOME FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Income Fund ("LB Income Fund") is to seek high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

         PRINCIPAL STRATEGIES. The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities. Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by LB Research, the Fund's investment adviser.

         The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by LB Research.

         LB Research uses fundamental investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

         PRINCIPAL RISKS. The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and maturity are defined on Page 15.)

[BEGIN CALLOUT]
Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.
[END CALLOUT]

         In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         For all bonds there is a risk that an issuer will default. High-yield bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Income Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in high-yield bonds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on June 1, 1972, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

          Annual
Year      Return
1991      17.24%
1992       8.00%
1993      10.12%
1994      -4.86%
1995      18.82%
1996       2.21%
1997       8.40%
1998       9.18%
1999      -2.23%
2000      10.54%

Best Quarter:    Q2 '95           +6.69%
Worst Quarter:   Q1 '94           -3.97%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
7.18%.

                                         Average Annual Total Returns
                                                (periods ending
                                               December 31, 2000)
                                         ------------------------------
                                         1-Year   5-Years   10-Years

LB Income Fund (Institutional Class)      10.54%     5.50%     7.49%

Lehman Aggregate Bond Index               11.63%     6.46%     7.96%

         The Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                    0.34%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                   0.27%
  Total Annual Fund Operating Expenses (1)           0.61%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees equal to 0.05% of the average daily net assets of the LB Income Fund. With this waiver, the Total Annual Fund Operating Expenses would be 0.56% for the Institutional Class shares. This temporary waiver may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Income Fund                   $62        $195        $340      $762

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Income Fund                   $62        $195        $340      $762

LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

         PRINCIPAL STRATEGIES. The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the United States and their political subdivisions or agencies. Under normal market conditions, the LB Municipal Bond Fund invests at least 80% of its total assets in municipal bonds.

         LB Research, the Fund's investment adviser, uses fundamental investment research techniques to determine what municipal bonds to buy and sell. (Fundamental investment analysis is defined on Page 3.) LB Research focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

         PRINCIPAL RISKS. The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Municipal Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on Page 17, and duration and maturity are defined on Page 15.)

         The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Municipal Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on December 3, 1976, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1991      12.17%
1992       8.95%
1993      12.97%
1994      -6.57%
1995      18.18%
1996       3.44%
1997       9.38%
1998       6.34%
1999      -2.70%
2000      11.92%

Best Quarter:       Q1 '95        +7.50%
Worst Quarter:      Q1 '94        -6.34%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
5.80%.

                                             Average Annual Total Returns
                                                    (periods ending
                                                   December 31, 2000)
                                            -------------------------------
                                              1-Year   5-Years   10-Years

LB Municipal Bond Fund (Institutional Class)   11.92%    5.54%     7.16%

Lehman Municipal Bond Index                    11.69%    5.84%     7.32%

         The Lehman Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases     None
Maximum Deferred Sales Charge (Load)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                    0.32%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                   0.25%
  Total Annual Fund Operating Expenses               0.57%

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Municipal Bond Fund           $58        $183        $318      $714

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Municipal Bond Fund           $58        $183        $318      $714

LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

         PRINCIPAL STRATEGIES. The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, LB Limited Maturity Bond Fund invests at least 65% of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by LB Research, the Fund's investment adviser.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

         The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by LB Research.

         LB Research uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis and technical investment analysis are defined on Page 3.) LB Research focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

         PRINCIPAL RISKS. The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on Page 17, and duration and maturity are defined on Page 15.)

         In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Limited Maturity Bond Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

         The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance during its first complete calendar year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown.

         The Fund commenced operations on October 29, 1999. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
2000        8.22%

Best Quarter:   Q4 '00    +2.83%
Worst Quarter:  Q1 '00    +1.28%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
8.08%.

                                         Average Annual Total Returns
                                               (periods ending
                                              December 31, 2000)
                                        ------------------------------
                                                         Since
                                                       Inception
                                         1-Year        (10/29/99)

LB Limited Maturity Bond Fund              8.22%           6.96%
  (Institutional Class)

Lehman Government Corporate 1-5 Year Bond  8.92%          7.68%

         The Lehman Government Corporate 1-5 Year Bond is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Limited Maturity Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                  0.30%
  Other Expenses(including a 0.15% shareholder servicing fee)      0.48%
  Total Annual Fund Operating Expenses(1)                          0.78%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees and to bear certain expenses associated with operating LB Limited Maturity Bond Fund equal in the aggregate to 0.30% of the average daily net assets of LB Limited Maturity Bond Fund. With this waiver and expense offset provision, the Total Annual Fund Operating Expenses would be 0.48% for the Institutional Class shares. This temporary waiver and expense offset provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                  1 Year     3 Years     5 Years    10 Years
                                  ------     -------     -------    --------
LB Limited Maturity Bond Fund      $80        $249        $433       $966

You would pay the following expenses if you did not redeem your shares:

                                  1 Year     3 Years     5 Years    10 Years
                                  ------     -------     -------    --------
LB Limited Maturity Bond Fund      $80        $249        $433       $966

LUTHERAN BROTHERHOOD MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Money Market Fund ("LB Money Market Fund") is current income consistent with stability of principal.

         PRINCIPAL STRATEGIES. The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills.

         LB Research, the Fund's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental investment analysis is defined on Page 3.) Under normal market conditions, the Fund invests primarily in prime commercial paper. LB Research looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

         LB Research manages LB Money Market Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that LB Money Market Fund may maintain a stable $1.00 share price. Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require LB Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by LB Research to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

         The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by LB Research to be of comparable quality), or kept in cash.

         PRINCIPAL RISKS. The LB Money Market Fund's principal risks are those that could affect the yield of its shares. They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies. The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests.

         An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one, five, and ten years.

         The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The Fund commenced operations on February 1, 1979, and the returns shown for the Fund include performance from before the creation of the Institutional Class shares on October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were converted to Institutional Class shares. If the returns reflected the current shareholder servicing fee of 0.15% per year, the returns would be lower than those shown. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

[GRAPHIC BAR CHART OMITTED: YEAR-BY-YEAR TOTAL RETURN]

           Annual
Year       Return
1991       5.35%
1992       2.89%
1993       2.20%
1994       3.28%
1995       5.00%
1996       4.60%
1997       4.85%
1998       4.99%
1999       4.64%
2000       6.01%

Best Quarter:       Q1 '91        +1.55%
Worst Quarter:      Q3 '93        +0.54%

Footnote reads:  The Fund’s year-to-date return (Institutional Class) as of 9/30/01 (not annualized) was
3.25%.

                                            Average Annual Total Returns
                                                   (periods ending
                                                  December 31, 2000)
                                            ------------------------------
                                              1-Year   5-Years  10-Years

LB Money Market Fund (Institutional Class)     6.01%    5.01%    4.37%

You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                       None
Maximum Deferred Sales Charge (Load)              None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                 0.24%
  Other Expenses (including a 0.15% shareholder
    servicing fee)                                0.36%
  Total Fund Operating Expenses (1)               0.60%

(1)         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Money Market Fund in order to limit the Total Annual Fund Operating Expenses for Class A shares to 0.95% of the average daily net assets and to waive the same percentage for Institutional Class shares. For the year ended October 31, 2001, the amount of the waiver was 0.04% of average net assets. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND’S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Money Market Fund             $61        $192        $335      $750

You would pay the following expenses if you did not redeem your shares:

                                1 Year     3 Years     5 Years   10 Years
                                ------     -------     -------   --------
LB Money Market Fund             $61        $192        $335      $750

MANAGEMENT

INVESTMENT ADVISER

         LB Research, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. LB Research and its affiliates have been in the investment advisory business since 1970 and managed over $24.2 billion in assets as of September 30, 2001, including $11.2 billion in mutual fund assets. LB Research provides investment research and supervision of the Funds' investments.

PORTFOLIO MANAGERS

LB Opportunity Growth Fund

         Brian L. Thorkelson, assistant vice president of LB Research, serves as the portfolio manager of LB Opportunity Growth Fund. Mr. Thorkelson also serves as portfolio manager of LB Mid Cap Growth Fund, a position he has held since 1997. Mr. Thorkelson has been with LB Research since 1987, and served as an equities analyst from 1992 until 1997.

LB World Growth Fund

         LB Research has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth Fund. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $22.1 billion under management as of September 30, 2001 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

LB Mid Cap Growth Fund

         Brian L. Thorkelson, assistant vice president of LB Research, has been the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997. Mr. Thorkelson also serves as portfolio manager of LB Opportunity Growth Fund. Mr. Thorkelson has been with LB Research since 1987, and served as an equities analyst from 1992 until 1997.

LB Growth Fund

         James M. Walline, vice president of LB Research, serves as the portfolio manager of LB Growth Fund. Mr. Walline also serves as portfolio manager of LB Fund, a position he has held since 1994. Mr. Walline has been with LB Research since 1968.

LB Fund

         James M. Walline, vice president of LB Research, has been the portfolio manager of LB Fund since 1994. Mr. Walline also serves as portfolio manager of LB Growth Fund. Mr. Walline has been with LB Research since 1968.

LB Value Fund

         Harold R. Goldstein, assistant vice president of LB Research, has served as the portfolio manager of LB Value Fund since 1999. He has also served as portfolio manager of the Value Portfolio since its inception in November 2001. Mr. Goldstein has been with LB Research since 1993, and has previously served as the associate portfolio manager of LB Fund and the portfolio manager of the equities portfolio for Lutheran Brotherhood's general account.

LB High Yield Fund

         Paul J. Ocenasek, assistant vice president of LB Research, and Mark L. Simenstad, vice president of LB Research, have served as co- portfolio managers of LB High Yield Fund since January 2001. Mr. Ocenasek has served as the portfolio manager of LB High Yield Fund from 1997 to January 2001. He has been with LB Research since 1987, and served as a fixed-income analyst from 1987 to 1993 and a bond portfolio manager for Lutheran Brotherhood from 1993 to 1997. Mr. Simenstad has served as portfolio manager of the Income Portfolio form 1999 until June 2001, and as co-portfolio manager since June 2001. He has been the manager of Lutheran Brotherhood's Mutual Fund Bond Department since 1999. He served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

LB Income Fund

         Michael G. Landreville, assistant vice president of LB Research, has served as portfolio manager of LB Income Fund since September 1999. He served as co-portfolio manager of the Fund from January 1998 through August 1999, and as associate portfolio manager from 1987 through 1997. Mr. Landreville also serves as co-portfolio manager of the Income Portfolio, a position he has held since June 2001, and as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville has been with LB Research since 1983.

LB Municipal Bond Fund

         Johan A. Akesson, portfolio manager of LB Research, serves as the portfolio manager of LB Municipal Bond Fund. Mr. Akesson has been with LB Research since 1993, and has previously served as a fixed-income analyst and associate portfolio manager.

LB Limited Maturity Bond Fund

         Michael G. Landreville, assistant vice president of LB Research, serves as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville also has served as portfolio manager of Lutheran Brotherhood Income Fund since September 1999. He was co-portfolio manager of Lutheran Brotherhood Income Fund from January 1998, through August 1999, and associate portfolio manager from 1987 through 1997. Mr. Landreville also serves as co-portfolio manager of the Income Portfolio, a position he has held since June 2001. Mr. Landreville has been with LB Research since 1983.

LB Money Market Fund

         Gail R. Onan, assistant vice president of LB Research, has been the portfolio manager of LB Money Market Fund since 1994. Ms. Onan has also served as the portfolio manager of the Money Market Portfolio since 1994. Ms. Onan has been with LB Research since 1969.

PERSONAL SECURITIES INVESTMENTS

         Personnel of LB Research and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restricts certain transactions.

ADVISORY FEES

         Each Fund pays an investment advisory fee to LB Research. During the fiscal year ended October 31, 2001, LB Research received the following advisory fees, expressed as a percentage of the Fund's net assets:

           LB Opportunity Growth Fund                  0.45%
           LB Mid Cap Growth Fund(1)                   0.15%
           LB World Growth Fund(2)                     0.62%
           LB Growth Fund(3)                           0.00%
           LB Fund(4)                                  0.35%
           LB Value Fund(5)                            0.00%
           LB High Yield Fund(4)                       0.37%
           LB Income Fund(6)                           0.29%
           LB Municipal Bond Fund(4)                   0.31%
           LB Limited Maturity Bond Fund(7)            0.03%
           LB Money Market Fund(8)                     0.20%
------------
(1)  After giving effect to a fee waiver of 0.28%.
(2)  After giving effect to a fee waiver of 0.20%.
(3)  After giving effect to a fee waiver of 0.64%.
(4)  After giving effect to a fee waiver of 0.01%.
(5)  After giving effect to a fee waiver of 0.62%.
(6)  After giving effect to a fee waiver of 0.05%.
(7)  After giving effect to a fee waiver of 0.27%.
(8)  After giving effect to a fee waiver of 0.04%.

YOUR INVESTMENT

INSTITUTIONAL CLASS SHARES

         The Lutheran Brotherhood Family of Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee. There is a shareholder servicing fee of 0.15% each year on the average daily net assets of Institutional Class shares.

         Institutional Class shares are offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions and Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Lutheran Brotherhood Securities Corp. ("LBSC") Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing us, calling toll free 1-800-990-6290, or downloading it from our Web site (www.luthbro.com).

BUYING SHARES

INITIAL PURCHASES

         To make your first purchase of Institutional Class shares of the Funds:

  complete and sign the application
  enclose a check made payable to The Lutheran Brotherhood Family of Funds mail your application and check to Lutheran Brotherhood Securities Corp., P.O. Box 310, Minneapolis, MN 55440-0310

REQUIRED MINIMUM INVESTMENTS

         The minimum aggregate investment in The Lutheran Brotherhood Family of Funds for retirement plans sponsored by Lutheran institutions is $100,000, which can be allocated among any number of the Funds. The minimum investment in any single Fund for other Lutheran institutions is $100,000.

         The Allocation Advantage program is a fee-based investment advisory service which LBSC offers to persons who make an initial investment of $100,000. Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and $1,000 for an IRA account. LBSC will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months. However, if the redemption of shares is made through our Systematic Withdrawal Plan, LBSC will charge the participant a fee of $5.00 for each such redemption. In addition, LBSC will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

         The minimum investment required for additional purchases is $100 for Allocation Advantage clients and $1,000 for other investors.

         Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order by LBSC. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

CERTIFICATES AND STATEMENTS

         LBSC will maintain a share account for you. Share certificates will not be issued. Systematic Investment Plan, Systematic Withdrawal Plan and Systematic Exchange Plan transactions, as well as dividend transactions, will be confirmed on the quarterly consolidated statement. All other transactions will be confirmed as they occur. For more information on any of our investment plans, talk with your LBSC registered representative or call 1-800-990-6290.

ADDITIONAL PURCHASES

         You may purchase additional shares of any of the Funds by sending a check payable to "The Lutheran Brotherhood Family of Funds" together with a completed investment ticket to:

Lutheran Brotherhood Securities Corp.
PO Box 59025
Minneapolis, MN 55459-0025

         You may also buy additional shares through:

  your LBSC registered representative
  the Systematic Investment Plan
  Invest-by-Phone
  the Internet
  Federal Reserve or bank wire

NET ASSET VALUE

         Each Fund determines its net asset value (NAV) for a particular class by adding the value of Fund assets attributable to such class, subtracting the Fund's liabilities attributable to such class, and dividing the result by the number of outstanding shares of that class. LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds in connection with the amortized cost method of portfolio valuation. The NAV for the other Funds varies with the value of their investments. The other Funds generally value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

         The Funds determine their NAVs on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NAV also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) after the Fund has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio that invests in foreign securities changes on days when you are not able to buy or sell the Fund's shares.

INVEST-BY-PHONE

         When you sign up for our Invest-by-Phone service, you can purchase additional shares by telephone. We will draw your funds directly from your preauthorized bank or credit union account. Your bank or credit union must be a member of the Automated Clearing House system. To use this service, call 1-800-328-4552 for the Automated Service Line or 1-800-990-6290 to speak with a customer service associate. You may also redeem shares by telephone. See "Redeeming Shares."

INVESTOR ACCESS ONLINE

         You may buy or sell shares of your Lutheran Brotherhood Family of Funds by using Investor Access OnLine at www.luthbro.com.

FEDERAL RESERVE OR BANK WIRE

         You may purchase shares by a Federal Reserve or bank wire directly to Wells Fargo Bank, N.A. This method will result in a more rapid investment in Fund shares. To wire funds:

Notify LBSC of a pending wire, call: 1-800-990-6290

Wire to:   Wells Fargo Bank, NA
           6th Street and Marquette Avenue
           Minneapolis, MN  55479

ABA Routing #:  091000019

Account #:      00-003-156

Account Name:   Lutheran Brotherhood Securities Corp.

Use text message to indicate:

Transfer for--shareholder name(s), fund number and account number, and LBSC registered representative name and number.

EXCHANGING SHARES BETWEEN FUNDS

         You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares. All exchanges will be based on the NAV of the shares you are exchanging and the shares you are acquiring and will be subject to the minimum investment requirements. You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your LBSC registered representative. We may modify or terminate our policies on exchanges in the future. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

TELEPHONE EXCHANGES

         You may make the type of exchanges between Funds described above by telephone unless otherwise indicated on the account application. You may make an unlimited number of telephone exchanges. Telephone exchanges must be for a minimum amount of $1,000. Telephone exchanges may be made into new or existing Fund accounts, and all accounts involved in telephone exchanges must have the same ownership registration. You may request a telephone exchange by calling toll-free 1-800-328-4552 (using the Automated Service Line) or 1-800-990-6290 to speak with a customer service associate.

         The Funds reserve the right to refuse a wire or telephone redemption or exchange if it is reasonably believed to be unauthorized. Procedures for redeeming or exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds. When requesting a redemption or exchange by telephone, we will require you to provide appropriate identification. All telephone redemptions and exchanges are recorded and written confirmations are subsequently mailed to the address of record. Neither the Funds nor LBSC will be liable for following redemption or exchange instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Funds and LBSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and/or LBSC may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures.

REDEEMING SHARES

         One of the advantages of owning shares in The Lutheran Brotherhood Family of Funds is the rapid access you have to your investment. Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission.

WAYS TO REDEEM

         You may redeem your shares:

  in writing

  through Redeem-by-Phone

  on the Internet

  through the Systematic Withdrawal Plan

WRITTEN REQUESTS

         To redeem all or some of your shares, send a written request to:

Lutheran Brotherhood Securities Corp.
P.O. Box 9491
Minneapolis, Minnesota 55440-9491

         The signature of an authorized representative of your institution must be guaranteed by:

  a trust company or commercial bank

  a savings association

  a credit union

  a securities broker, dealer, exchange, association, or clearing agency

        We will not accept signatures that are notarized by a notary public.

         Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one business day. However, if making payment could adversely affect a Fund, the Fund may defer payment for up to seven days or a longer period if permitted. Please note that a Fund will hold payment of redemption proceeds until your purchase check clears, which may take up to 15 days.

REDEEM-BY-PHONE

         You may redeem any amount of at least $1,000 by calling 1-800-328-4552 to use our Automated Service Line or 1-800-990-6290 to speak with a customer service associate. Based on your instructions, we will send you a check or send the funds electronically to your commercial bank, savings bank or credit union by the third business day after your redemption request. This feature is NOT available on qualified pension and profit-sharing plans or tax-sheltered custodial accounts.

INVESTOR ACCESS ONLINE

         You may redeem some or all of your shares by using Investor Access OnLine at www.luthbro.com.

SYSTEMATIC WITHDRAWAL PLAN

         If you own shares with a value of at least $150,000, you may order automatic monthly, quarterly, semiannual or annual redemptions in any amount. The proceeds will be sent to you, your designated payee, or your commercial bank, savings bank or credit union.

         Income dividends and capital gains distributions will continue to be reinvested in additional Fund shares. Shares will be redeemed as necessary to make the automatic payments you requested.

DIVIDENDS ON REDEMPTION

         If you redeem all your shares, the redemption proceeds will include all dividends to which you have become entitled since they were last paid.

ACCOUNTS WITH LOW BALANCES

         Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

         Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

DISTRIBUTIONS

         Dividends. Dividends are declared and paid as follows:

     - declared daily and paid monthly       LB Limited Maturity Bond Fund
                                             LB Money Market Fund

     - declared and paid monthly             LB High Yield Fund
                                             LB Income Fund
                                             LB Municipal Bond Fund

     - declared and paid annually            LB Opportunity Growth Fund
                                             LB Mid Cap Growth Fund
                                             LB World Growth Fund
                                             LB Growth Fund
                                             LB Fund
                                             LB Value Fund

         Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

         Capital Gains. Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

         Distribution Options. When completing your application, you must select one of the following three options for dividends and capital gains distributions:

  Full Reinvestment. Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

  Full Reinvestment in a Different Fund. You may also choose to have your dividends reinvested into an existing account in another Fund within The Lutheran Brotherhood Family of Funds.

  All Cash. Dividends and capital gains distributions will be paid in cash. Your request to receive all or a portion of your dividends and other distributions in cash must be received by LBSC at least 10 days before the record date of the dividend or other distribution.

  Part Cash and Part Reinvestment. You may request to have part of your dividends part in cash and part of your dividends reinvested in additional shares of the same class of that Fund.

         Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

         In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other net capital gains by a Fund are generally taxable as capital gains --in most cases, at different rates from those that apply to ordinary income. We expect that dividends from LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund will consist primarily of capital gains and that dividends from LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund will consist primarily of ordinary income.

         The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

         Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

         Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

         By law, the Funds must withhold 30% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

        LB MUNICIPAL BOND FUND. You will not be required to pay federal income tax on dividends of LB Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by LB Municipal Bond Fund may be taxable.

        LB WORLD GROWTH FUND. Foreign investments pose special tax issues for the LB World Growth Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to the LB World Growth Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

OTHER SECURITIES AND INVESTMENT PRACTICES

         The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

         REPURCHASE AGREEMENTS. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

         WHEN-ISSUED SECURITIES. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. LB High Yield Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

         ZERO COUPONS. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

         FOREIGN SECURITIES. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except the LB Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

         In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

         RESTRICTED AND ILLIQUID SECURITIES. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

         SECURIITES LENDING. Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

         DERIVATIVES. Each of the Funds, except the LB Money Market Fund, may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

         While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

         The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

         With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

         HIGH-YIELD BONDS. Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

  The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

         GOVERNMENT BONDS AND MUNICIPAL BONDS. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

         SHORT-TERM TRADING. The investment strategy for each Fund except LB Money Market Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

         INITIAL PUBLIC OFFERING. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

         INTERNATIONAL EXPOSURE. Each of the Funds except LB Municipal Bond Fund and LB Money Market Fund may have some international exposure in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

         BONDS. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

         SECURITIES RATINGS. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.

         In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

         DEFENSIVE INVESTING. In response to market, economic, political or other conditions, each Fund (except LB Money Market Fund) mayinvest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

FINANCIAL HIGHLIGHTS

         The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accounts, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2001, which is available upon request.

         LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund commenced operations with multiple classes of shares on October 29, 1999, which was the last business day of the Funds' fiscal year. Shares of the Funds other than LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund had no class designations until October 31, 1997, when designations were assigned based on minimum investment requirements for Institutional Class shares and the sales charges, Rule 12b-1 fees and shareholder servicing fees applicable to Class A and Class B shares sold after that date. Institutional Class shares sold after October 31, 1999, are subject to a shareholder servicing fee of 0.15% on the average daily net assets of the Fund.

                                                         LB OPPORTUNITY GROWTH FUND

                                                         INSTITUTIONAL CLASS SHARES                  CLASS A SHARES
                                         --------------------------------------------------------   ---------------
                                          Year Ended     Year Ended     Year ended     Year Ended     Year Ended
                                           10/31/01       10/31/00       10/31/99       10/31/98       10/31/97
                                          ----------     ----------     ----------     ----------     -----------

Net Asset Value, Beginning of Period.....   $14.45         $11.21         $ 9.35         $12.97         $13.62
                                            ------         ------         ------         ------         ------
Investment Operations:
  Net Investment Income.(Loss)...........    (0.12)         (0.03)         (0.14)         (0.03)         (0.07)
  Net Realized and Unrealized Gain
    (Loss) on Investment.................    (4.53)          3.27           2.00          (3.15)           .91
                                            ------         ------         ------         ------         ------
Total from Investment Operations.........    (4.65)          3.24           1.86          (3.18)           .84
                                            ------         ------         ------         ------         ------
Less Distributions from:
  Net Realized Gain on Investments.......    (0.92)           --             --          (0.44)         (1.49)
                                            ------         ------         ------         ------         ------
Net Asset Value, End of Period...........   $ 8.88         $14.45         $11.21          $9.35         $12.97
                                            ======         ======         ======         ======         ======
Total Investment Return at Net Asset
    Value(%)                                (33.87%)        29.08%         19.89%        (25.02)%        (7.52)%
Net Assets, End of Period (in millions)..    $4.5          $12.1           $8.8           $5.4         $311.4
Ratio of Expenses to Average Net
    Assets (%)                                0.88%          0.80%          1.25%          1.15%          1.29%
Ratio of Net Investment Income to
  Average Net Assets (%).................    (0.22%)        (0.32%)        (0.94%)        (0.26%)        (0.60%)
Portfolio Turnover Rate (%)...............  126%           143%            49%           155%           136%

                                             LB MID CAP GROWTH FUND

                                                             INSTITUTIONAL CLASS SHARES                     CLASS A SHARES
                                                  ----------------------------------------------------   ----------------------
                                                                                                          For the period from
                                                                                                             May 30, 1997
                                                  Year Ended    Year Ended    Year Ended    Year Ended      (effective date)
                                                   10/31/01      10/31/00      10/31/99      10/31/98     to October 31, 1997
                                                  ----------    ----------    ----------    ----------    --------------------

Net Asset Value, Beginning of Period .........     $18.49         $12.99        $ 9.21        $10.33            $ 9.25
                                                   ------         ------        ------        ------            ------
Investment Operations:
Net Investment Income.........................       0.04           0.03         (0.14)         0.39             (0.02)
Net Realized and Unrealized Gain
  (Loss) on Investments ......................      (5.52)          5.94          3.92         (0.90)             1.10
                                                   ------         ------        ------        ------            ------
Total from Investment Operations .............      (5.48)          5.97          3.78         (0.51)             1.08
                                                   ------         ------        ------        ------            ------
Less Distributions from:
     Net Investment Income....................         --             --            --         (0.37)               --
     Net Realized Gains on Investments........      (1.35)         (0.47)           --         (0.24)               --
                                                   ------         ------        ------        ------            ------
Total Distributions...........................      (1.35)         (0.47)           --         (0.61)               --
                                                   ------         ------        ------        ------            ------
Net Asset Value, End of Period ...............     $11.66         $18.49        $12.99        $ 9.21            $10.33
                                                   ======         ======        ======        ======            ======
Total Investment Return at
 Net Asset Value %   .........................     (31.62%)        47.15%        41.04%        (5.06%)           11.68%
Net Assets, End of Period ($ in millions) ....      $7.7           $4.4          $1.2          $0.7             $14.6
Ratio of Expenses to Average
 Net Assets (1)...............................       0.64%          0.93%         1.70%         1.70%             1.95%
Ratio of Net Investment Income to
 Average Net Assets (1).......................       0.04%         (0.23%)       (1.09%)        2.18%            (0.84%)
Portfolio Turnover Rate ......................     137%           118%          145%          436%               94%
-----------------
(1)  Effective May 30, 1997, through October 31, 1999, LB Research voluntarily agreed to temporarily waive a portion of its advisory fees, and if necessary, to bear other expenses associated with operating LB Mid
     Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses to 1.95% for Class A shares, and effective October 31, 1997, LB Research voluntarily agreed to waive the same percentage of advisory and such other expenses for Institutional class shares. Effective January 1, 2001 LB Research voluntarily agreed to waive 35 basis points (0.35%) from the advisory fees payable by LB Mid Cap Growth Fund.  Had LB
     Research not undertaken such actions, for Class A shares, the ratio of expenses to average net assets would have been 2.19% and the ratio of net investment income to average net assets would have been (1.08%) for the period from May 30, 1997 to October 31, 1997; for Institutional Class shares, the ratio of expenses to average net assets would have been 0.92%, 1.82% and 1.97% and the ratio of net investment income to average net assets would have been (0.24%), (1.21%) and 1.91%, respectively, for the years ended October 31, 2001,
     1999 and 1998.

                                                   LB WORLD GROWTH FUND

                                                               INSTITUTIONAL CLASS SHARES            CLASS A SHARES
                                                      -------------------------------------------    --------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net Asset Value, Beginning of Period...............    $12.50      $12.59      $10.61      $10.09      $ 9.48
                                                       ------      ------      ------      ------      ------
Investment Operations:
     Net Investment Income.........................      0.06        0.02        0.03        0.04        0.02
     Net Realized and Unrealized Gain (Loss)
        on Investments.............................     (3.20)       0.28        2.05        0.66        0.67
                                                       ------      ------      ------      ------      ------
Total from Investment Operations...................     (3.14)       0.30        2.08        0.70        0.69
                                                       ------      ------      ------      ------      ------
Less Distributions from:
     Net Investment Income.........................        --          --       (0.10)      (0.04)      (0.04)
     Net Realized Gains on Investments.............     (1.00)      (0.39)         --       (0.14)      (0.04)
                                                       ------      ------      ------      ------      ------
Total Distributions................................     (1.00)      (0.39)      (0.10)      (0.18)      (0.08)
                                                       ------      ------      ------      ------      ------
Net Asset Value, End of Period.....................    $ 8.36      $12.50      $12.59      $10.61      $10.09
                                                       ======      ======      ======      ======      ======
Total Investment Return at Net Asset Value (%)         (27.16%)      2.43%      19.42%       7.20%       7.38%
Net Assets, End of Period (in millions)............    $15.1       $15.8       $14.1       $10.4       $75.1
Ratio of Expenses to Average Net Assets (1)........... 1.12%       1.22%       1.63%       1.61%       1.82%
Ratio of Net Investment Income to Average
  Net Assets (1) ..................................... 0.43%       0.07%       0.17%       0.31%       0.17%
Portfolio Turnover Rate...............................  30%         40%         18%         20%         17%
------------------
(1) LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of the LB World Growth Fund for the fiscal year ended October 31, 2001.  Effective January 1, 2001,
    LB Research has also voluntarily agreed to waive an additional 15 basis points (0.15%) from the advisory fees payable by LB World Growth Fund.  Had LB Research not undertaken such actions, the ratio of expenses to average net assets would have been 1.32% and the ratio of net investment income to average net assets would have been
    0.23% for the year ended October 31, 2001.

                                LB GROWTH FUND INSTITUTIONAL CLASS SHARES

                                                           For the period from
                                                             October 29, 1999
                                         Year Ended        (effective date) to
                                          10/31/01           October 31, 2000
                                         ----------         ------------------

Net Asset Value,
   Beginning of Period.....               $18.75               $16.50
                                          ------               ------
Investment Operations:
Net Investment Income......                 0.06                 0.04
Net Realized and Unrealized
   Gain (Loss) on Investments(1)           (7.26)                2.21
                                          ------               ------
Total from Investment
   Operations                              (7.20)                2.25
                                          ------               ------
                                          ------               ------
Net Asset Value End of
   Period..................               $11.55               $18.75
                                          ======               ======
Total Investment Return a
   Net Asset Value(%)...                  (38.40%)              13.64%
Net Assets, End of Period
   (in millions)...........                $3.2                 $4.9
Ratio of Expenses to
   Average Net Assets (%)(2)                0.46%                0.56%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(2)...........                 0.47%                0.19%
Portfolio Turnover Rate (%)....            14%                  17%
-----------------------
(1)  The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(2)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Growth Fund in order to limit the Total Annual Fund
     Operating Expenses for Class A shares to 1.30% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares.
     Effective January 1, 2001 LB Research voluntarily agreed to waive 65 basis points (0.65%)
     from the advisory fees and other expenses payable by LB Growth Fund.  Had LB Research not undertaken such actions, the ratio of expenses to average net assets would have been 1.10% and 1.19% and the ratio of net investment income to average net assets would have been (0.17%) and (0.44%), respectively, for the year ended October 31, 2001 and for the period from October 29, 1999 to October 31, 2000.

                                                                 LB FUND

                                                                INSTITUTIONAL CLASS SHARES           CLASS A SHARES
                                                      --------------------------------------------  ---------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net Asset Value,
   Beginning of Period.....                            $28.33      $ 31.24     $ 27.95     $ 26.98     $ 23.07
                                                       ------      -------     -------     -------     -------
Investment Operations:
Net Investment Income......                              0.11         0.13        0.14        0.20        0.19
Net Realized and Unrealized
   Gain (Loss) on Investments.                          (8.02)        1.52        6.43        3.57        5.68
                                                       ------      -------     -------     -------     -------
Total from Investment
   Operations                                           (7.91)        1.65        6.57        3.77        5.87
                                                       ------      -------     -------     -------     -------
Less Distributions from:
   Net Investment Income...                             (0.03)       (0.12)      (0.15)      (0.18)      (0.20)
   Net Realized Gain on
   Investments.............                             (1.01)       (4.44)      (3.13)      (2.62)      (1.76)
                                                       ------      -------     -------     -------     -------
Total Distributions........                             (1.04)       (4.56)      (3.28)      (2.80)      (1.96)
                                                       ------      -------     -------     -------     -------
Net Asset Value End of
   Period..................                            $19.38      $ 28.33     $ 31.24     $ 27.95     $ 26.98
                                                       ======      =======     =======     =======     =======
Total Investment Return a
   Net Asset Value(%)...                               (28.83%)       5.36%      25.89%      15.41%      26.99%
Net Assets, End of Period
   (in millions)...........                            $39.8        $51.9       $43.2      $ 28.7      $989.8
Ratio of Expenses to
   Average Net Assets (%)(1)                             0.62%        0.54%       0.60%       0.61%       0.88%
Ratio of Net Investment
   Income to Average Net
   Assets (%) (1)..........                              0.50%        0.44%       0.49%       0.72%       0.76%
Portfolio Turnover Rate (%)....                         21%          47%         57%         57%         54%
-----------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%)
     from the advisory fees payable by LB Fund. Had LB Research not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.92% and the ratio of net investment income to average net assets would have been 0.72% for the year ended October 31, 1997; for Institutional Class shares, the ratio of expenses to average net assets would have been 0.63%, 0.59%, 0.65% and 0.66% and the ratio of net investment income to average net assets would have been 0.49%, 0.39%, 0.44% and 0.67%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                              LB VALUE FUND INSTITUTIONAL CLASS SHARES

                                                            For the period from
                                                              October 29, 1999
                                         Year Ended         (effective date) to
                                          10/31/01           October 31, 2000
                                         ----------          ------------------

Net Asset Value,
   Beginning of Period.....                $15.88               $14.50
                                           ------               ------
Investment Operations:
Net Investment Income......                  0.16                 0.14
Net Realized and Unrealized
   Gain (Loss) on Investments.              (2.88)                1.24
                                           ------               ------
Total from Investment
   Operations                               (2.72)                1.38
                                           ------               ------
Less Distributions from:
   Net Investment Income...                 (0.10)                  --

                                           ------               ------
Net Asset Value End of
   Period..................                $13.06               $15.88
                                           ======               ======
Total Investment Return a
   Net Asset Value(%)...                   (17.19%)               9.45%
Net Assets, End of Period
   (in millions)...........                 $3.4                 $3.8
Ratio of Expenses to
   Average Net Assets (%)(1)                 0.49%                0.65%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                  1.18%                0.89%
Portfolio Turnover Rate (%)....             35%                  26%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Value Fund in order to limit the Total Annual Fund
     Operating Expenses for Class A shares to 1.30% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares.  Effective January 1, 2001 LB Research voluntarily agreed to waive 65 basis points
     (0.65%) from the advisory fees and other expenses payable by LB Value Fund.  Had LB Research not undertaken such actions, the ratio of expenses to average net assets would have been
     1.11% and 1.49% and the ratio of net investment income to average net assets would have been
     0.56% and 0.05%, respectively, for the year ended October 31, 2001 and for the period from
     October 29, 1999 to October 31, 2000.

                                                  LB HIGH YIELD FUND

                                                              INSTITUTIONAL CLASS SHARES            CLASS A SHARES
                                                      -------------------------------------------- ---------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net Asset Value,
 Beginning of Period......                             $ 6.73      $ 7.87      $ 8.09      $ 9.58      $ 9.21
                                                       ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income.....                               0.72        0.87        0.85        0.88        0.85
Net Realized and
 Unrealized Gain (Loss)
 on Investments...........                              (1.45)      (1.19)      (0.21)      (1.31)       0.41
                                                       ------      ------      ------      ------      ------
Total from Investment
 Operations...............                              (0.73)      (0.32)       0.64       (0.43)       1.26
                                                       ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income....                              (0.78)      (0.82)      (0.86)      (0.88)      (0.86)
 Net Realized Gain
 on Investments...........                                 --          --          --       (0.18)      (0.03)
                                                       ------      ------      ------      ------      ------
Total Distributions.......                              (0.78)      (0.82)      (0.86)      (1.06)      (0.89)
                                                       ------      ------      ------      ------      ------
Net Asset Value End
 of Period................                             $ 5.22      $ 6.73      $ 7.87      $ 8.09      $ 9.58
                                                       ======      ======      ======      ======      ======
Total Investment
 Return at Net
 Asset Value(%)...........                             (11.34%)     (4.81%)      7.96%      (5.33%)     14.43%
Net Assets, End of
 Period (in millions).....                             $12.5       $23.3       $53.0       $52.3      $862.9
Ratio of Expenses to
 Average Net Assets (%)(1)                               0.67%       0.59%       0.61%       0.59%       0.84%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........                              11.95%      11.16%      10.21%       9.57%       9.14%
Portfolio Turnover Rate...                              65%         60%         55%         73%        113%
-------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points
     (0.05%) from the advisory fees payable by LB High Yield Fund. Had LB Research not undertaken such action, for
     Class A Shares, the ratio of expenses to average net assets would have been 0.88% and the ratio of net investment income to average net assets would have been 9.10% for the year ended October 31, 1997; for Institutional Class shares, the ratio of expenses to average net assets would have been 0.68%, 0.64%, 0.66% and 0.64% and the ratio of net investment income to average net assets would have been 11.94%, 11.11%, 10.16% and 9.52%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                                     LB INCOME FUND

                                                                 INSTITUTIONAL CLASS SHARES          CLASS A SHARES
                                                      -------------------------------------------- ---------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net Asset Value,
 Beginning of Period.......                            $ 8.19      $ 8.22      $ 8.77      $ 8.61      $ 8.50
                                                       ------      ------      ------      ------      ------
Investment Operations:
Net Investment Income......                              0.50        0.54        0.53        0.56        0.55
Net Realized and
 Unrealized Gain (Loss)
 on Investments............                              0.57       (0.04)      (0.57)       0.16        0.11
                                                       ------      ------      ------      ------      ------
Total from Investment
 Operations................                              1.07        0.50       (0.04)       0.72        0.66
                                                       ------      ------      ------      ------      ------
Less Distributions from:
 Net Investment Income.....                             (0.55)      (0.53)      (0.51)      (0.56)      (0.55)

                                                       ------      ------      ------      ------      ------
Net Asset Value End of
 Period....................                            $ 8.71      $ 8.19      $ 8.22      $ 8.77      $ 8.61
                                                       ======      ======      ======      ======      ======
Total Investment Return
 at Net Asset
 Value(%)            ....                               13.43%       6.33%      (0.44%)      8.69%       8.05%
Net Assets, End of
 Period (in millions).....                             $39.1       $38.3       $31.8       $26.6      $778.0
Ratio of Expenses to
 Average Net Assets (%)(1).                              0.56%       0.55%       0.57%       0.55%       0.80%
Ratio of Net Investment
 Income to Average
 Net Assets (%)(1)........                               5.94%       6.69%       6.18%       6.41%       6.44%

Portfolio Turnover Rate (%)..                          175%        111%         72%         98%         97%
------------------------
(1)  Effective January 1, 1997, LB Research voluntarily agreed to waive five basis points (0.05%) from the advisory fees payable by LB Income Fund. Had LB Research not undertaken such action, for Class A
     Shares, the ratio of expenses to average net assets would have been 0.84% and the ratio of net investment income to average net assets would have been 6.40% for the year ended October 31, 1997;
     for Institutional Class shares, the ratio of expenses to average net assets would have been 0.61%,
     0.60%, 0.62% and 0.60% and the ratio of net investment income to average net assets would have been
     5.89%, 6.64%, 6.13% and 6.36%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

                                         LB MUNICIPAL BOND FUND

                                                                 INSTITUTIONAL CLASS SHARES          CLASS A SHARES
                                                      -------------------------------------------- ---------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net Asset Value,
   Beginning of Period.........                        $ 8.66       $ 8.43      $ 9.11      $ 8.85      $ 8.60
                                                       ------       ------      ------      ------      ------
Investment Operations:
Net Investment Income..........                          0.44         0.45        0.46        0.46        0.45
Net Realized and Unrealized Gain
   (Loss) on Investments.......                          0.49         0.24       (0.68)       0.26        0.24
                                                       ------       ------      ------      ------      ------
Total from Investment Operations.                        0.93         0.69       (0.22)       0.72        0.69
                                                       ------       ------      ------      ------      ------
Less Distributions from:
   Net Investment Income.......                         (0.46)       (0.46)      (0.46)      (0.46)      (0.44)

                                                       ------       ------      ------      ------      ------
Net Asset Value End of Period..                        $ 9.13       $ 8.66      $ 8.43      $ 9.11      $ 8.85
                                                       ======       ======      ======      ======      ======
Total Investment Return at
   Net Asset Value(%)                                   10.95%        8.42%      (2.49%)      8.39%       8.28%
Net Assets, End of
   Period (in millions)........                         $2.6         $3.2        $4.3        $4.0      $591.9
Ratio of Expenses to Average
   Net Assets (%)(1)...........                          0.56%        0.52%       0.45%       0.44%       0.70%
Ratio of Net Investment Income
   to Average Net Assets (%)(1).                         5.05%        5.35%       5.13%       5.13%       5.13%
Portfolio Turnover Rate (%)....                          5%          12%         20%         14%         18%
------------------------
(1)  Effective January 1, 1997 through December 31, 2000, LB Research voluntarily agreed to waive five basis points (0.05%)
     from the advisory fees payable by LB Municipal Bond Fund. Had LB Research not undertaken such action, for Class A shares, the ratio of expenses to average net assets would have been 0.74% and the ratio of net investment income to average net assets would have been 5.09% for the year ended October 31, 1997; for Institutional Class shares, the ratio of expenses to average net assets would have been 0.57%, 0.57%, 0.50% and 0.49% and the ratio of net investment income to average net assets would have been 5.04%, 5.30%, 5.08% and 5.08%, respectively, for the years ended October 31, 2001,
     2000, 1999 and 1998.

                    LB LIMITED MATURITY BOND FUND INSTITUTIONAL CLASS SHARES

                                                            For the period from
                                                             October 29, 1999
                                          Year Ended       (effective date) to
                                           10/31/01          October 31, 2000
                                          ----------        ------------------

Net Asset Value,
   Beginning of Period.....                 $12.41             $12.50
                                            ------             ------
Investment Operations:
  Net Investment Income......                 0.69               0.74
  Net Realized and Unrealized
   Gain (Loss) on Investments.                0.78              (0.09)
                                            ------             ------
Total from Investment
   Operations                                 1.47               0.65
                                            ------             ------
Less Distributions from:
   Net Investment Income...                  (0.69)             (0.74)
   Net Realized Gain on
   Investments.............                  (0.05)                --
                                            ------             ------
Total Distributions........                  (0.74)             (0.74)
                                            ------             ------
Net Asset Value End of
   Period..................                 $13.14             $12.41
                                            ======             ======
Total Investment Return a
   Net Asset Value(%)...                     12.22%              5.43%
Net Assets, End of Period
   (in millions)...........                 $11.5              $10.6
Ratio of Expenses to
   Average Net Assets (%)(1)                  0.51%              0.73%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1)...........                   5.32%              6.06%
Portfolio Turnover Rate (%)....             290%               229%
-----------------------
(1)  Effective October 29, 1999 through December 31, 2000, LB Research voluntarily agreed to temporarily waive a portion of its advisory fees, and, if necessary, to bear certain expenses associated with operating LB Limited Maturity Bond Fund in order to limit the
     Total Annual Fund Operating Expenses for Class A shares to 0.95% of the average daily net assets and to waive the same percentage of advisory and such other expenses for Institutional
     Class shares.  Effective January 1, 2001 LB Research voluntarily agreed to waiver 30 basis points (0.30%) from the advisory fees payable by LB Limited Maturity Bond Fund.  Had
     LB Research not undertaken such actions, the ratio of expenses to average net assets would have been 0.78% and 0.88% and the ratio of net investment income to average net assets would have been
     5.05% and 5.91%, respectively, for the year ended October 31, 2001 and for the period from
     October 29, 1999 to October 31, 2000.

                                               LB MONEY MARKET FUND

                                                                 INSTITUTIONAL CLASS SHARES          CLASS A SHARES
                                                      -------------------------------------------- ---------------
                                                       Year        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended       Ended
                                                      10/31/01    10/31/00    10/31/99    10/31/98    10/31/97
                                                      --------    --------    --------    --------    --------

Net asset Value,
   Beginning of Period...                              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ------      ------      ------      ------      ------
Investment Operations:
  Net Investment Income....                              0.05        0.06        0.04        0.05        0.05
Less Distributions from:
  Net Investment Income....                             (0.05)      (0.06)      (0.04)      (0.05)      (0.05)
                                                       ------      ------      ------      ------      ------
Net Asset Value,
   End of Period.                                      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ======      ======      ======      ======      ======
Total Investment Return
   at Net Asset Value (%)                                4.53%       5.86%       4.53%       5.08%       4.74%
Net Assets, End of
   Period (in millions)..                              $37.6       $42.1       $51.1       $47.3      $469.2
Ratio of Expenses to
   Average Net Assets (%)(1).                            0.56%       0.55%       0.70%       0.70%       0.95%
Ratio of Net Investment
   Income to Average Net
   Assets (%)(1).                                        4.41%       5.71%       4.44%       4.97%       4.64%
----------------------
(1)  Effective April 1, 1996, LB Research voluntarily limited LB Money Market Fund's expense ratio to 0.95% of average daily net assets, and effective October 31, 1997, LB Research voluntarily agreed to waive the same percentage amount for Institutional Class shares.  Had LB Research not undertaken such action to limit expenses, for Class A shares, the ratio of expenses to average net assets would have been 1.05% and the ratio of net investment income to average net assets would have been 4.35% for the year ended October 31, 1997; for
     Institutional Class shares, the ratio of expenses to average net assets would have been 0.60%, 0.60%, 0.75% and
     0.79%, and the ratio of net investment income to average net assets would have been 4.37%, 5.66%, 4.39% and
     4.88%, respectively, for the years ended October 31, 2001, 2000, 1999 and 1998.

[Back cover page]

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

1-800-328-4552 Automated Service Line

1-800-990-6290 to speak with a customer service associate

www.luthbro.com

Lutheran Brotherhood Securities Corp.
P.O. Box 9491
Minneapolis, Minnesota 55440-9491

         The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-990-6290. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-1467

LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
LUTHERAN BROTHERHOOD WORLD GROWTH FUND
LUTHERAN BROTHERHOOD GROWTH FUND
LUTHERAN BROTHERHOOD FUND
LUTHERAN BROTHERHOOD VALUE FUND
LUTHERAN BROTHERHOOD HIGH YIELD FUND
LUTHERAN BROTHERHOOD INCOME FUND
LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
LUTHERAN BROTHERHOOD MONEY MARKET FUND

SERIES OF
THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
STATEMENT OF ADDITIONAL INFORMATION

December 31, 2001

         The Lutheran Brotherhood Family of Funds offers 11 Funds, each of which offer three classes of shares: Class A, Class B and Institutional Class shares. Class A and B shares are offered through a combined prospectus and Institutional Class shares are offered through a separate prospectus. Each such prospectus is referred to hereinafter as a "prospectus". This Statement of Additional Information should be read in conjunction with the prospectus dated December 31, 2001 for the applicable class of the following series of The Lutheran Brotherhood Family of Funds (the "Trust"):

Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund")
Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund")
Lutheran Brotherhood World Growth Fund ("LB World Growth Fund")
Lutheran Brotherhood Growth Fund ("LB Growth Fund")
Lutheran Brotherhood Fund ("LB Fund")
Lutheran Brotherhood Value Fund ("LB Value Fund")
Lutheran Brotherhood High Yield Fund ("LB High Yield Fund")
Lutheran Brotherhood Income Fund ("LB Income Fund")
Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund")
Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund")
Lutheran Brotherhood Money Market Fund ("LB Money Market Fund")

         This Statement of Additional Information is not a prospectus itself. The Report of Independent Accountants and financial statements in the Annual Report to Shareholders for the fiscal year ended October 31, 2001 of the Funds are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference. To receive a copy of either the prospectus or the Annual Report, write to Lutheran Brotherhood Securities Corp., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free 1-800-328-4552 for the Automated Service Line or 1-800-990-6290 to speak with a customer service associate.

                                                                        Page

History of The Lutheran Brotherhood Family of Funds......................
Investment Policies and Restrictions.....................................
Fund Management..........................................................
Investment Advisory Services.............................................
Administrative Services..................................................
Distribution and Shareholder Services....................................
Brokerage Transactions...................................................
Code of Ethics...........................................................
Purchasing Shares........................................................
Sales Charges............................................................
Net Asset Value..........................................................
Redeeming Shares.........................................................
Tax Status...............................................................
General Information......................................................
Calculation of Performance Data..........................................
Description of Debt Ratings..............................................
Report of Independent Public Accountants and Financial Statements........

HISTORY OF THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

         Each Fund in The Lutheran Brotherhood Family of Funds is a diversified series of The Lutheran Brotherhood Family of Funds (the "Trust"), an open-end management investment company. All the Funds, except LB World Growth Fund, LB Mid Cap Growth Fund, LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund were organized in 1993 as series of The Lutheran Brotherhood Family of Funds, a Delaware business trust. Each of those Funds is the successor to a fund of the same name that previously operated as a separate corporation or trust pursuant to a reorganization that was effective as of November 1, 1993. LB World Growth Fund and LB Mid Cap Growth Fund began operating as a series of the LB Family of Funds on September 5, 1995 and May 30, 1997, respectively. LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund began operating as a series of the LB Family of Funds on October 29, 1999. The fiscal year end of the Trust and each Fund is October 31. Prior to October 31, 1997, the shares of the Funds had no specific class designations. As of that date, Class A, Class B and Institutional Class shares were authorized by the Board of Trustees of the Trust. The Trust has reserved the right to create other classes of shares in the future.

INVESTMENT POLICIES AND RESTRICTIONS

ADDITIONAL INVESTMENT PRACTICES

         In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.

OTHER SECURITIES

         LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash, and LB World Growth Fund may also invest in European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

         LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

         LB High Yield Fund, LB Income Fund, and LB Limited Maturity Bond Fund may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

         LB Municipal Bond Fund does not generally intend to purchase any securities which would cause 25% or more of the value of its total assets to be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States. The Fund may invest 25% or more of the value of its total assets in industrial development bonds. The Fund also may invest up to 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds, or in industrial development revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry.

BANK INSTRUMENTS

         LB Money Market Fund may invest in bank instruments including, but not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

         U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

         Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

REPURCHASE AGREEMENTS

         Each of the Funds may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by LB Research (or a subadviser) to be creditworthy.

RESTRICTED SECURITIES

         The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS

         Each of the Funds also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         The Fund will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Funds may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

         To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

LENDING SECURITIES (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

         Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

         The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

         No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

PUT AND CALL OPTIONS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

         Selling ("Writing") Covered Call Options: The Funds may from time to time sell ("write") covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or a closing transaction is made.

         If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

         Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities which the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

         Selling Put Options: The Funds may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below). As the writer of a put option, the Fund assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

         If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

         Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

         Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

         Index Options: As part of its options transactions, the Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

         Combined Position Options. The Funds may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may engage in "straddle" and "spread" transactions. A "straddle" is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A "spread" is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on LB Research's or the Subadviser's perception of anticipated market movements.

         Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures".

         Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

         Closing Transactions: The Funds may dispose of options which they have written by entering into "closing purchase transactions". Those Funds may dispose of options which they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

         A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

         A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

FINANCIAL FUTURES AND OPTIONS ON FUTURES (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

         Selling Futures Contracts: The Funds may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

         Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

         When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

         The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a "good faith deposit" by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

         Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

         A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities which a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities which a Fund intends to purchase.

         Options on Futures Contracts: The Funds may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities which a Fund intends to purchase.

         Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

         Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

HYBRID INVESTMENTS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

         As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

         In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES

         There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

         There is a risk that LB Research or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and LB Research's or a subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

         A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

         There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

         In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

         When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

         Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

FOREIGN FUTURES AND OPTIONS

         Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

         For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

         In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

SHORT SALES AGAINST THE BOX

         The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES AND FOREIGN CURRENCY TRANSACTIONS

         Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

         Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

         Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

         The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

         Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

         The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

         Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

         Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

        A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund's use of such contracts would include, but not be limited to, the following:

     (1)  When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S.
          dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     (2)  When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency.

          Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.
          In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies.  However, LB Research and Price International believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

         A Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

         At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

         Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. "Reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

         Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

         Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

         Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS (ALL FUNDS EXCEPT LB MONEY MARKET FUND)

         In response to market, economic, political, or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

INVESTMENT LIMITATIONS

         The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the Investment Company Act of 1940. (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").) Under these restrictions, with respect to each Fund:

  The Fund may not borrow money, except that the Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.

  The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

  The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or that invest or deal in real estate.

  The Fund may not engage in underwriting or agency distribution of securities issued by others; provided, however, that this restriction shall not be construed to prevent or limit in any manner the power of the Fund to purchase and resell restricted securities or securities for investment.

  The Fund may not lend any of its assets except portfolio securities. The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by the Fund’s investment objective and policies will not be considered a loan for purposes of this limitation.

  The Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the Investment Company Act of 1940) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of its total assets invested in the securities of such issuer.

  The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

  The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

  The Fund may not invest in a security if the transaction would result in 25% or more of the Fund’s total assets being invested in any one industry. With respect to Lutheran Brotherhood Money Market Fund, this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940) or instruments issued by domestic banks. This restriction does not apply to LB Municipal Bond Fund.

         The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction with respect to each Fund:

  The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund’s total assets are outstanding.

        Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(F)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(F)(1) if it segregates fund assets.

FUND MANAGEMENT

         The Board of Trustees of the Trust is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee also serves as a Director of LB Series Fund, Inc., a registered investment company consisting of 14 Portfolios which serve as the underlying funds for the variable annuity and variable universal life contracts issued by Lutheran Brotherhood and Lutheran Brotherhood Variable Insurance Products Company.

         The following table provides information about the Trustees and officers of the Trust.

           NAME AND ADDRESS                 POSITION WITH THE TRUST             PRINCIPAL OCCUPATION DURING THE
                                                                                         PAST 5 YEARS

Rolf F. Bjelland*                       Chairman and Trustee              Retired Executive Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Director and Chairman, LB
Minneapolis, MN                                                           Community Bank & Trust, fsb; Director,
Age 63                                                                    Chairman and Retired President of LB Series
                                                                          Fund, Inc.

Herbert F. Eggerding, Jr.               Trustee                           Management consultant to several privately
12587 Glencroft Drive                                                     owned companies; formerly Executive Vice
St. Louis, MO                                                             President and Chief Financial Officer,
Age 64                                                                    Petrolite Corporation; Director, Lutheran
                                                                          Charities Foundation of St. Louis, MO;
                                                                          Director of LB Series Fund, Inc.

Noel K. Estenson                        Trustee                           Retired President and Chief Executive
CENEX, Inc.                                                               Officer, CENEX, Inc.; Vice Chairman, CF
P.O. Box 64089                                                            Industries; Board member, National
St. Paul, MN                                                              Cooperative Refinery Association;
Age 63                                                                    Board member, Farm Credit Leasing;
                                                                          Board member, National Council of
                                                                          Farmer Cooperatives; Director, LB Series
                                                                          Fund, Inc.

Jodi L. Harpstead                       Trustee                           President, Global Marketing and U.S. Sales,
Medtronic                                                                 Cardiac Rhythm Management for Medtronic,
7000 Central Avenue NE                                                    Inc.; Previously, Vice President, U.S.
Vice President                                                            Pacing Sales Manager for Medtronic, Inc.;
Minneapolis, MN                                                           Board member of Delta Dental Plan of
Age 45                                                                    Minnesota; Director, LB Series Fund, Inc.

Connie M. Levi                          Trustee                           Retired President of the Greater
P.O. Box 675325                                                           Minneapolis Chamber of Commerce;
Rancho Santa Fe, CA                                                       served in the Minnesota House of
Age 62                                                                    Representatives from 1978 to 1986,
                                                                          including in the capacity as majority
                                                                          leader; former Director or member of
                                                                          numerous governmental, public service
                                                                          and non-profit boards and organizations;
                                                                          Director, Norstan, Inc.; Director of
                                                                          LB Series Fund, Inc.

Bruce J. Nicholson*                     Trustee                           President and Chief Executive Officer,
625 Fourth Avenue South                                                   Lutheran Brotherhood; Director, Chairman,
Minneapolis, MN                                                           President and Chief Executive Officer,
Age 55                                                                    Lutheran Brotherhood Financial Corporation;
                                                                          Director, Chairman, President and Chief
                                                                          Executive Officer, Lutheran Brotherhood
                                                                          Variable Insurance Products Company;
                                                                          Director and Chairman, Lutheran Brotherhood
                                                                          Research Corp; Director and Chairman,
                                                                          Lutheran Brotherhood Securities Corp.;
                                                                          Director, LB Bancorp, Inc.; Director,
                                                                          LB Community Bank & Trust, fsb; Director, LB
                                                                          Series Fund, Inc.

James R. Olson                          President                         Senior Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Director and Vice President, Lutheran
Minneapolis, MN                                                           Brotherhood Variable Insurance Products
Age 59                                                                    Company; Director and Vice President,
                                                                          Lutheran Brotherhood Research Corp.;
                                                                          Director and Vice President, Lutheran
                                                                          Brotherhood Securities Corp.; Director and
                                                                          Vice President, Lutheran Brotherhood
                                                                          Financial Corporation; President of LB
                                                                          Series Fund, Inc.

Wade M. Voigt                           Treasurer                         Assistant Vice President, Mutual Fund
625 Fourth Avenue South                                                   Accounting, Lutheran Brotherhood;
Minneapolis, MN                                                           Treasurer of LB Series Fund, Inc.
Age 45

John C. Bjork                           Secretary                         Counsel, Lutheran Brotherhood; Secretary,
625 Fourth Avenue South                                                   Lutheran Brotherhood Securities Corp.;
Minneapolis, MN                                                           Assistant Secretary, Lutheran Brotherhood
Age 48                                                                    Research Corp.; Assistant Secretary,
                                                                          Lutheran Brotherhood Variable Insurance
                                                                          Products Company; Assistant Secretary,
                                                                          Lutheran Brotherhood Financial Corporation;
                                                                          Assistant Secretary, Lutheran Brotherhood
                                                                          Property & Casualty Insurance Agency, Inc.;
                                                                          Secretary of LB Series Fund, Inc.

Randall L. Boushek                      Vice President                    Senior Vice President and Chief Investment
625 Fourth Avenue South                                                   Officer, Lutheran Brotherhood; Director
Minneapolis, MN                                                           and President, Lutheran Brotherhood
Age 45                                                                    Research Corp; Director and Vice President,
                                                                          Lutheran Brotherhood Variable Insurance
                                                                          Products Company; Director and Vice
                                                                          President, Lutheran Brotherhood Securities
                                                                          Corp.; Director and Vice President, Lutheran
                                                                          Brotherhood Financial Corporation; Vice
                                                                          President of LB Series Fund, Inc.

Frederick P. Johnson                    Vice President                    Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Assistant Vice President, Lutheran
Minneapolis, MN                                                           Brotherhood Variable Insurance Products
Age 39                                                                    Company; Assistant Vice President,
                                                                          Lutheran Brotherhood Securities Corp.;
                                                                          Vice President of LB Series Fund, Inc.

Brenda J. Pederson                      Vice President                    Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Assistant Vice President, Lutheran
Minneapolis, MN                                                           Brotherhood Securities Corp.; Vice
Age 40                                                                    President of LB Series Fund, Inc.

Richard B. Ruckdashel                   Vice President                    Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Vice President, Lutheran Brotherhood
Minneapolis, MN                                                           Variable Insurance Products Company; Vice
Age 46                                                                    President, Lutheran Brotherhood
                                                                          Securities Corp.; Vice President of LB
                                                                          Series Fund, Inc.

-----------------------
 (*)  "Interested person" of the Fund as defined in the Investment Company Act of 1940 by virtue of his positions with affiliated entities referred to elsewhere herein.

Executive Committee

         The present members of the Executive Committee of the Fund are Trustees Bjelland (Chairman), Eggerding, and Nicholson. The Executive Committee assists the Board of Trustees in fulfilling its duties with respect to the scheduling of Board meetings and their agendas. The Executive Committee serves as a direct line of communication between the Board of Trustees and management of the Fund and the investment adviser. The Executive Committee meets as necessary, and generally meets at least once prior to each meeting of the Board of Trustees.

PRINCIPAL HOLDERS

         The following shareholders were record owners of 5% or more of a Class of a Fund's outstanding securities as of December 1, 2001:

     Owner                                          % Ownership

Lutheran Brotherhood (including its
  wholly-owned subsidiary companies)
625 Fourth Avenue South
Minneapolis, Minnesota  55415-1624       5.497% Class A LB Growth Fund
                                         7.112% Class A LB Value Fund
                                        12.721% Class A LB Limited Maturity
                                                  Bond Fund
                                         9.040% Class B LB Growth Fund
                                        15.777% Class B LB Value Fund
                                        97.553% Class B LB Limited Maturity
                                                  Bond Fund
                                        69.768% Institutional Class LB
                                                  Growth Fund
                                        80.052% Institutional Class LB
                                                  Value Fund
                                         9.634% Institutional Class LB Fund
                                        29.278% Institutional Class LB Mid
                                                  Cap Growth Fund
                                        42.566% Institutional Class LB
                                                  Opportunity Growth Fund
                                        18.953% Institutional Class LB
                                                  World Growth Fund
                                        82.047% Institutional Class LB Money
                                                  Market Fund
                                        11.164% Institutional Class LB High
                                                  Yield Fund
                                        87.740% Institutional Class LB
                                                  Limited Maturity Bond Fund

Scott V. Amundson                        5.057% Class B LB Money Market Fund
4854 Alfred Avenue
San Diego, CA   92120

Bethesda Lutheran Homes & Services      12.045% Institutional Class LB
700 Hoffman Drive                                 Growth Fund
Watertown, WI   53094

Better Vision Optical Company            8.617% Institutional Class LB
125 South Fourth Street                           Municipal Bond Fund
DeKalb, IL   60115

Calahan Family Partnership              29.397% Institutional Class LB
c/o Julie Bauer                                   Municipal Bond Fund
6314 Hillview Way
Missoula, MT   59803

Donaldson, Lufkin & Jenrette             8.030% Institutional Class LB
ATTN:  Mutual Funds                               Value Fund
PO Box 2052                             11.334% Institutional Class LB
Jersey City, NJ   07339                           Municipal Bond Fund
                                        12.029% Institutional Class LB Mid
                                                  Cap Growth Fund

FFB Financial Partnership               11.576% Institutional Class LB
12435 E. Doubletree Road                          Municipal Bond Fund
Scottsdale, AZ   85259

Douglas A. Falls                         7.125% Class B LB Money Market Fund
85 Hampshire Avenue North
Golden Valley, MN   55427

Marie T. Falls                           7.368% Class B LB Money Market Fund
85 Hampshire Avenue North
Golden Valley, MN   55427

Hawkeye Telephone Company                8.102% Institutional Class LB
20887 U Avenue                                    Municipal Bond Fund
Hawkeye, IA   52147

J G L Farms, Inc.                        6.446% Institutional Class LB
c/o Thomas Johnson                                Municipal Bond Fund
501 Sunset Blvd.
Conrad, MT   59425

Lutheran Community Foundation           54.846% Institutional Class LB Fund
625 Fourth Avenue South                 48.285% Institutional Class LB
Minneapolis, MN   55415                           Income Fund
                                        28.512% Institutional Class LB Mid
                                                  Cap Growth Fund
                                        46.230% Institutional Class LB
                                                  Opportunity Growth Fund
                                        73.371% Institutional Class LB
                                                  World Growth Fund

Lutheran High School Association         5.844% Institutional Class LB
Lutheran Educational Fund                         Value Fund
20150 Kelly Road
Harper Woods, MI   48225

P&R Oil Company                          8.418% Institutional Class LB
16 West Tioga Street                              Municipal Bond Fund
Spencer, NY   14883

Stoner Homesteader Farms, Inc.           8.450% Institutional Class LB
PO Box 355                                        Municipal Bond Fund
Outlook, MT   59252

Maria L. Storch                          7.001% Class B LB Money Market Fund
5801 Oak Park Road
Marshall, WI   53559

COMPENSATION OF TRUSTEES AND OFFICERS

         The Funds make no payments to any of its officers for services performed for the Fund. Trustees of the Trust who are not interested persons of the Trust are paid an annual retainer fee by the Trust of $32,500 and an annual fee of $14,000 per year to attend meetings of Board of Trustees. Trustees who are not interested persons of the Trust are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

         For the fiscal year ended October 31, 2001, the Trustees of the Trust received the following amounts of compensation either directly or in the form of payments made into a deferred compensation plan:

                                             PENSION OR
                                             RETIREMENT
                            AGGREGATE      BENEFITS ACCRUED    ESTIMATED ANNUAL   TOTAL COMPENSATION
NAME AND POSITION         COMPENSATION     AS PART OF FUND      BENEFITS UPON        PAID BY FUND
OF PERSON                  FROM TRUST         EXPENSES           RETIREMENT        AND FUND COMPLEX (1)

Rolf F. Bjelland(2)         $     0         $      0            $      0               $     0
Chairman and Trustee

Herbert F. Eggerding, Jr.    26,354                0                   0                46,375
Trustee

Noel K. Estenson             23,681(3)             0                   0                42,000
Trustee

Jodi L. Harpstead            23,299                0                   0                41,375
Trustee

Connie M. Levi               24,826                0                   0                43,875
Trustee

Bruce J. Nicholson(2)             0                0                   0                     0
Trustee

  The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds and the 14 portfolios of LB Series Fund, Inc.
  "Interested person" of the Fund as defined in the Investment Company Act of 1940.
  Mr. Estenson elected to receive his compensation as deferred compensation. The total amount of deferred compensation payable to Mr. Estenson as of October 31, 2001, was $43,500.

INVESTMENT ADVISORY SERVICES

         The Funds' investment adviser, LB Research, was organized as a Pennsylvania corporation in 1969 and was reincorporated as a Minnesota corporation in 1987. It has been in the investment advisory business since 1970. The officers and directors of LB Research who are affiliated with the Trust are set forth under "Fund Management".

         LB Research is a wholly-owned subsidiary of Lutheran Brotherhood Financial Corporation which, in turn, is a wholly-owned subsidiary of Lutheran Brotherhood, a fraternal benefit society. Lutheran Brotherhood has entered into an agreement with Aid Association for Lutherans ("AAL") under which Lutheran Brotherhood will merge with and into AAL. Like Lutheran Brotherhood, AAL is a fraternal benefit society. The merger is subject to approval from several government agencies and is expected to close on approximately January 1, 2002.

         Investment decisions for each of the Funds, except LB World Growth Fund, are made by LB Research, subject to the overall direction of the Board of Trustees. LB Research provides overall investment supervision of LB World Growth Fund's investments, with investment decisions for LB World Growth Fund being made by an investment subadviser. Except for LB World Growth Fund, LB Research provides investment research and supervision of each Fund's investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of each Fund's assets. LB Research assumes the expense of providing the personnel to perform its advisory functions. The Master Advisory Contract (the "Advisory Contract") for the Funds provides that Lutheran Brotherhood has reserved the right to grant the non-exclusive use of the name "Lutheran Brotherhood" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from each Fund the use of the name "Lutheran Brotherhood". The name "Lutheran Brotherhood" will continue to be used by each Fund as long as such use is mutually agreeable to Lutheran Brotherhood and the Funds.

         Investment decisions for LB World Growth Fund are made by T. Rowe Price International, Inc. ("Price International"), which LB Research has engaged as the subadviser for that Fund. Price International manages that Fund on a daily basis, subject to the overall direction of LB Research and the Funds' Board of Trustees.

         Price International, formerly known as Rowe Price-Fleming International, Inc., was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited. On August 8, 2000, T. Rowe Price became the sole owner of Price International. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $22.1 billion under management as of September 30, 2001 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires.

         The Advisory Contract provides that it shall continue in effect with respect to each Fund from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         The Subadvisory Contract between the Trust and Price International provides that it shall continue in effect with respect to LB World Growth Fund from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Subadvisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         LB Research receives an annual investment advisory fee from each Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Funds. The advisory contract between LB Research and the Trust provides for the following advisory fees:

LB Opportunity Growth Fund            $0 - $100 million            .50%
                                      $101 - $250 million          .40%
                                      $251 - $500 million          .35%
                                      $501 million - $1 billion    .30%
                                      More than $1 billion         .25%

LB Mid Cap Growth Fund                $0 - $100 million            .45%
                                      $101 - $250 million          .40%
                                      $251 - $500 million          .35%
                                      $501 million - $1 billion    .30%
                                      More than $1 billion         .25%

LB World Growth Fund                  $0 - $20 million            1.00%
                                      $21 - $50 million            .85%
                                      More than $50 million        .75%

LB Growth Fund                        $0 - $500 million            .425%
                                      $501 million - $1 billion    .375%
                                      More than $1 billion         .325%

LB Fund                               $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB Value Fund                         $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB High Yield Fund                    $0 - $500 million             .40%
                                      $501 million - $1 billion     .35%
                                      More than $1 billion          .30%

LB Income Fund                        $0 - $500 million             .35%
                                      $501 million - $1 billion     .325%
                                      More than $1 billion          .30%

LB Municipal Bond Fund                $0 - $500 million             .325%
                                      $501 million - $1 billion     .3125%
                                      More than $1 billion          .30%

LB Limited Maturity Bond Fund         $0 - $500 million             .30%
                                      $501 million - $1 billion     .275%
                                      More than $1 billion          .25%

LB Money Market Fund                  $0 - $500 million             .25%
                                      $501 million - $1 billion     .225%
                                      $1,000,000,001 - $1.5 billion .20$
                                      $1,500,000,001 - $2 billion   .175%
                                      More than $2 billion          .15%

         LB Research has voluntarily agreed to temporarily waive a portion of the advisory fee for LB Mid Cap Growth Fund equal to 0.35% of the average daily net assets of LB Mid Cap Growth Fund.

         LB Research has voluntarily agreed to limit its advisory fee to a flat rate of 0.75% of average daily net assets of LB World Growth Fund. LB Research also has voluntarily agreed to temporarily waive a portion of the advisory fee for LB World Growth Fund equal to 0.15% of the average daily net assets of LB World Growth Fund.

         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating LB Growth Fund equal in the aggregate to 0.65% of the average daily net assets of LB Growth Fund.

         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating LB Value Fund equal in the aggregate to 0.65% of the average daily net assets of LB Value Fund.

         LB Research has voluntarily agreed to temporarily waive a portion of the advisory fee for LB Income Fund equal to 0.05% of the average daily net assets of LB Income Fund.

         LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses associated with operating LB Limited Maturity Bond Fund equal in the aggregate to 0.30% of the average daily net assets of LB Limited Maturity Bond Fund.

         LB Research has voluntarily agreed to temporarily waive a portion of the advisory fees in order to limit LB Money Market Fund's total operating expenses for the Class A and Class B shares to 0.95% of the average net assets and to waive the same percentage for Institutional Class shares.

         These voluntary waivers of advisory fees and expense offset provisions may be discontinued at any time.

         The total dollar amounts paid to LB Research (before giving effect to any fee waivers and expense provisions) under the investment advisory contract in effect for the last three fiscal years are as follows:

                                10/31/01       10/31/00        10/31/99
LB Opportunity Growth Fund    $  950,624       $1,188,876      $1,049,677
LB Mid Cap Growth Fund           721,439          608,540         267,092
LB World Growth Fund             956,747        1,006,743         753,081
LB Growth Fund                   158,494           99,962              --
LB Fund                        4,670,454        5,625,095       5,257,761
LB Value Fund                    105,746           56,340              --
LB High Yield Fund             2,761,759        3,374,167       3,660,910
LB Income Fund                 2,367,388        2,356,825       2,754,808
LB Municipal Bond Fund         1,929,286        1,846,378       2,096,878
LB Limited Maturity Bond Fund     123,457          79,623              --
LB Money Market Fund            1,755,459       1,601,499       1,579,481

         LB Research waived fees with respect to the Funds for the last three fiscal years as follows:

                               10/31/01        10/31/00        10/31/99
LB Opportunity Growth Fund        --              --          $ 47,854
LB Mid Cap Growth Fund          $483,464          --            77,128
LB World Growth Fund             222,966          --            18,844
LB Growth Fund                   238,416       $148,851             --
LB Fund                          125,160        812,516        967,463
LB Value Fund                    164,059        118,125             --
LB High Yield Fund                61,543        446,310        647,959
LB Income Fund                   344,983        343,358        543,063
LB Municipal Bond Fund            48,229        285,420        434,545
LB Limited Maturity Bond Fund    112,159         40,991            --
LB Money Market Fund             262,659        287,133        404,526

         LB Research pays Price International an annual subadvisory fee for the performance of subadvisory services for LB World Growth Fund. The fee payable is equal to a percentage of that Fund's average daily net assets. The percentage decreases as the Fund's assets increase. For purposes of determining the percentage level of the subadvisory fee for the Fund, the assets of the Fund are combined with the assets of the World Growth Portfolio of LB Series Fund, Inc., another fund with investment objectives and policies that are similar to LB World Growth Fund and for which Price International also provides subadvisory services. The subadvisory fee LB Research pays Price International is equal to the World Growth Fund's pro rata share of the combined assets of the Fund and the World Growth Portfolio of LB Series Fund, Inc. and is equal to .75% of combined average daily net assets up to $20 million, .60% of combined average daily net assets over $20 million but not over $50 million, and .50% of combined average daily net assets over $50 million. When the combined assets of LB World Growth Fund and the World Growth Portfolio of LB Series Fund, Inc. exceed $200 million, the subadvisory fee for LB World Growth Fund is equal to .50% of all of the Fund's average daily net assets. When the combined assets of LB World Growth Fund and the World Growth Portfolio of LB Series Fund exceed $500 million, the subadvisory fee for LB World Growth Fund is equal to .45% of all the Fund's average daily net assets. At October 31, 2001, the combined assets of LB World Growth Fund and World Growth Portfolio totaled $511.1 million.

         The total dollar amount paid by LB Research to Price International under the investment subadvisory contract for LB World Growth Fund for the fiscal year ended October 31, 2001 is $525,783.

ADMINISTRATIVE SERVICES

         Lutheran Brotherhood Securities Corp. ("LB Securities") provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds' average daily net assets. The total dollar amounts paid to LB Securities for administrative services for the last three fiscal years are as follows:

                                 10/31/01         10/31/00        10/31/99
LB Opportunity Growth Fund     $ 42,531           $ 55,079      $   45,091
LB Mid Cap Growth Fund           33,572             27,927          11,478
LB World Growth Fund             23,380             26,846          19,579
LB Growth Fund                    7,459              4,704              --
LB Fund                         261,364            325,006         283,224
LB Value Fund                     5,287              2,817              --
LB High Yield Fund              143,529            178,524         184,197
LB Income Fund                  137,993            137,343         151,763
LB Municipal Bond Fund          119,474            114,168         121,892
LB Limited Maturity Bond Fund     8,230              5,308              --
LB Money Market Fund            144,930            131,244         118,971

CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT

         LB Securities provides transfer agency services necessary to the Funds on a daily basis for a fee that is based on the number of shareholder accounts. The total dollar amounts paid to LB Securities for transfer agency services for the last three fiscal years are as follows:

                                 10/31/01         10/31/00        10/31/99
LB Opportunity Growth Fund     $1,284,295         $1,238,645      $1,262,313
LB Mid Cap Growth Fund          1,078,806            747,881         453,747
LB World Growth Fund              705,760            620,092         510,661
LB Growth Fund                    306,958            122,944              --
LB Fund                         3,190,137          2,984,388       2,645,215
LB Value Fund                     147,441             58,807              --
LB High Yield Fund              1,637,324          1,623,468       1,605,493
LB Income Fund                  1,214,535          1,224,242       1,280,447
LB Municipal Bond Fund            445,755            453,786         483,542
LB Limited Maturity Bond Fund      61,992             19,570              --
LB Money Market Fund            1,988,894          1,825,383       1,718,928

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 650 Third Avenue South, Suite 1300, Minneapolis, Minnesota 55402, serves as the Trust's independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

DISTRIBUTION AND SHAREHOLDER SERVICES

PLAN OF DISTRIBUTION AND DISTRIBUTION CONTRACT

         The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the Class B shares of each Fund except LB Limited Maturity Bond Fund and LB Money Market Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:

  making payments to underwriters, securities dealers and others engaged in the sale of Class B shares, including payments to LB Securities to be used to compensate or reimburse LB Securities and others (including affiliates of LB Securities) engaged in the distribution and marketing of Class B shares or furnishing assistance to investors on an ongoing basis;

  providing reimbursement of direct out-of-pocket expenditures incurred by LB Securities in connection with the distribution and marketing of Class B shares;

  providing reimbursements of payments of commissions to LB Securities's field force and others involved in the distribution of the Class B shares at the time of purchase, plus interest at a rate not to exceed prime plus 1% on the amount of unreimbursed commissions; and

  providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; the preparation, printing and distribution of sales literature; the preparation, printing and distribution of prospectuses of the Trust and reports for recipients other than existing shareholders of the Trust; and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable.

         The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Class B shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

         The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the Class B shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

         While the 12b-1 Plan is in effect, the selection and nomination of the Trustees of the Trust who are not "interested persons" of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The 12b-1 Plan was initially approved by the Board of Trustees, including a majority of the Qualified Trustees, on September 9, 1997. It is subject to annual approval, by the Board of Trustees and by the Qualified Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the Class B shares of any Fund at any time by a vote of a majority of the Qualified Trustees or by 1940 Act Majority Vote of the Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

         The Funds' distributor, LB Securities, is a Pennsylvania corporation organized in 1969. LB Securities is a wholly-owned subsidiary of LB Research and is located in Minneapolis, Minnesota. The officers and directors of LB Securities who are affiliated with the Trust are set forth under "Fund Management". Under a First Amended and Restated Distribution Contract dated October 31, 1997, as supplemented by letter dated October 29, 1999, (the "Distribution Contract"), LB Securities is granted the right to sell Class A, Class B and Institutional Class shares of the Funds as agent for the Trust. LB Securities agrees to use its best efforts to secure purchasers for the shares of the Funds.

         In connection with the services to be provided by LB Securities under the Distribution Contract, LB Securities receives from each Fund (other than LB Limited Maturity Bond Fund and LB Money Market Fund) an amount with respect to Class B shares determined at an annual rate of .75% of the average daily net asset value represented by such shares. This amount is paid in arrears at the end of each calendar month.

         The Distribution Contract was initially approved by the Board of Trustees including a majority of the Qualified Trustees, on September 9, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees and the Qualified Trustees.

         For the fiscal year ended October 31, 2001 each Fund paid LB Securities fees under the Distribution Plan and the distributor used all of such payments for compensation to sales personnel on behalf of the Class B shares of the Funds as follows:

     LB Opportunity Growth Fund                 $  95,339

     LB Mid Cap Growth Fund                       255,399

     LB World Growth Fund                          89,387

     LB Growth Fund                                52,935

     LB Fund                                      588,639

     LB Value Fund                                 34,063

     LB High Yield Fund                           288,270

     LB Income Fund                               152,489

     LB Municipal Bond Fund                        88,634

SHAREHOLDER SERVICING PLANS

         The Trust has adopted shareholder servicing plans (each a "Shareholder Servicing Plan") for each Fund (including LB Money Market Fund). The Shareholder Servicing Plans for the Class A and Class B shares provide that the relevant class may spend annually, directly or indirectly, up to .25% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities. The Shareholder Servicing Plan for the Institutional Class shares provides that the Institutional Class may spend annually, directly or indirectly, up to .15% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities. Under the Distribution Contract, LB Securities has agreed to undertake certain shareholder servicing activities on behalf of the Funds in exchange for a fee. The fee equals .25% of the average daily value of the net assets represented by Class A and Class B shares and .15% of the average daily value of the net assets represented by Institutional Class shares.

         A quarterly report of the amounts expended under the Shareholder Servicing Plans, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. Each Shareholder Servicing Plan may be amended by a majority of the Qualified Trustees or by a 1940 Act Majority Vote by shareholders of the respective class. The Shareholder Servicing Plans have been approved, and are subject to annual approval, by the Board of Trustees and the Qualified Trustees.

UNDERWRITING COMMISSIONS

         The total dollar amounts of (i) initial sales charges reserved by LB Securities for the last three fiscal years and (ii) contingent deferred sales charge upon redemptions of Class B shares for the fiscal year ended October 31, 2001 are as follows:

                                  10/31/01        10/31/00        10/31/99
                                  Initial         Initial         Initial
                                   Sales           Sales           Sales
                                  Charges         Charges         Charges

LB Opportunity Growth Fund       $  420,666      $  499,869      $  460,081
LB Mid Cap Growth Fund              921,970         819,487         358,047
LB World Growth Fund                299,680         439,167         264,109
LB Growth Fund                      391,851         408,484              --
LB Fund                           1,996,194       2,395,038       2,710,727
LB Value Fund                       273,871         210,507              --
LB High Yield Fund                2,155,441       2,102,904       2,699,426
LB Income Fund                    1,200,395         597,711       1,295,358
LB Municipal Bond Fund            1,089,562         543,771         961,589

                                  10/31/01        10/31/00        10/31/99
                                 Contingent      Contingent      Contingent
                                  Deferred        Deferred        Deferred
                                   Sales           Sales            Sales
                                  Charges         Charges          Charges

LB Opportunity Growth Fund       $  19,381        $ 16,793         $ 9,798
LB Mid Cap Growth Fund              42,354          27,231          12,738
LB World Growth Fund                18,404          16,357           8,846
LB Growth Fund                       9,198           3,308              --
LB Fund                            111,793         109,160          58,914
LB Value Fund                        5,126           1,298              --
LB High Yield Fund                  57,347          71,366          45,912
LB Income Fund                      32,036          29,515          24,214
LB Municipal Bond Fund              25,049          20,778           7,587

BROKERAGE TRANSACTIONS

PORTFOLIO TRANSACTIONS

         In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes LB Research, acting by its own officers, directors or employees or by a duly authorized subcontractor, including Price International, to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, LB Research and Price International will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

         In assessing the best overall terms available for any transaction, LB Research and Price International will consider all factors it deems relevant, including:

  the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

         In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, LB Research and Price International may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which LB Research or Price International or an affiliate of LB Research or Price International exercises investment discretion. LB Research and Price International may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, LB Research or Price International determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

         To the extent that the receipt of the above-described services may supplant services for which LB Research or Price International might otherwise have paid, it would, of course, tend to reduce the expenses of LB Research or Price International.

         The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by LB Research, Price International, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which LB Research and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

AFFILIATED TRANSACTIONS OF PRICE INTERNATIONAL

         Subject to applicable SEC rules, as well as other regulatory requirements, Price International has been authorized to allocate orders with respect to LB World Growth Fund to brokers or dealers affiliated with Price International. Such allocations have been in such amounts and proportions as Price International determined, and Price International reported such allocations either to LB Research, which reported such allocations to the Board of Trustees, or, if requested, directly to the Board of Trustees. These brokers ceased to be affiliates of Price International on August 8, 2000, when T. Rowe Price became the sole owner of Price International.

BROKERAGE COMMISSIONS

         During the last three fiscal years, the Funds paid the following brokerage fees:

                                   10/31/01        10/31/00       10/31/99
LB Opportunity Growth Fund        $  422,331      $  359,329     $  173,174
LB Mid Cap Growth Fund               367,965         227,616        152,039
LB World Growth Fund*                131,769         210,886         55,680
LB Growth Fund                        24,137          22,437          3,538
LB Fund                              786,808       1,410,865      1,552,905
LB Value Fund                         17,734          15,511          5,043
LB High Yield Fund                    17,638          47,334              0
LB Income                             93,249           7,583         80,602
LB Municipal Bond Fund                     0               0              0
LB Limited Maturity Bond Fund          1,380             162              0
LB Money Market Fund                       0               0              0
--------------------

* Amount paid to affiliated broker-dealer is $0 for the fiscal year ended October 31, 2001, $9,157.52 for the fiscal year ended October 31, 2000, and $1,486 for the fiscal year ended October 31, 1999.

         The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended October 31, 2001:

                                                               Aggregate
                                         Commissions          Transactions
                                         -----------          ------------
LB Opportunity Growth Fund                $ 71,812            $ 35,264,944
LB Mid Cap Growth Fund                      67,802              34,350,128
LB World Growth Fund                         7,561               3,483,667
LB Growth Fund                              12,151               8,129,619
LB Fund                                    317,576             195,355,823
LB Value Fund                                1,493               1,086,455
LB High Yield Fund                           9,277                 181,508
LB Income Fund                               5,338              18,922,950
LB Municipal Bond Fund                           0                       0
LB Limited Maturity Bond Fund                   88                 499,155
LB Money Market Fund                             0                       0

         The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

PORTFOLIO TURNOVER RATE

         The rate of portfolio turnover in the Funds will not be a limiting factor when LB Research or the subadviser deems changes in a Fund's portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate. LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund do not expect their portfolio turnover rate to exceed 100% during their first year of operation.

         For the last three fiscal years, the portfolio turnover rates of LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, LB Value Fund, LB High Yield Fund, LB Income Fund, LB Municipal Bond Fund and LB Limited Maturity Bond Fund were as follows:

                                    10/31/01        10/31/00       10/31/99
LB Opportunity Growth Fund             126%           143%            49%
LB Mid Cap Growth Fund                 137%           118%           145%
LB World Growth Fund                    30%            40%            18%
LB Growth Fund                          14%            17%            --
LB Fund                                 21%            47%            57%
LB Value Fund                           35%            26%            --
LB High Yield Fund                      65%            60%            55%
LB Income Fund                         175%           111%            72%
LB Municipal Bond Fund                   5%            12%            20%
LB Limited Maturity Bond Fund          290%           229%            --

CODE OF ETHICS

         The Trust, LB Research, LB Securities, and T. Rowe Price International have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

PURCHASING SHARES

         Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

  check;
  Federal Reserve or bank wire;
  Invest-by-Phone;
  Systematic Investment Plan (SIP); and
  automatic payroll deduction.

         Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the General Information section of the Fund's prospectus under "Buying Shares of The Lutheran Brotherhood Family of Funds".

SYSTEMATIC INVESTMENT PLAN

         Under the Systematic Investment Plan program, funds may be withdrawn monthly from the shareholder's checking account and invested in the Funds. LB Securities representatives will provide shareholders with the necessary authorization forms.

AUTOMATIC PAYROLL DEDUCTION

         Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder's employer must permit and be qualified to conduct automatic payroll deductions. LB Securities representatives will provide shareholders with the necessary authorization forms.

SALES CHARGES

         Purchases of Fund shares (other than LB Limited Maturity Bond Fund, LB Money Market Fund, and the Institutional Class shares) carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B). This is explained in the section of the Funds' prospectus relating to such shares entitled, "Choosing Your Class of Shares", which also lists ways to reduce or avoid sales charges on subsequent purchases.

         In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

  directors and regular full-time and regular part-time employees of Lutheran Brotherhood and its subsidiaries and affiliates;

  members of Lutheran Brotherhood's sales force and a spouse or minor child of a sales force member; and

  any trust, pension, profit-sharing or other benefit plan for such persons.

FULL-TIME EMPLOYEES

         Regular full-time and regular part-time employees of Lutheran Brotherhood are persons who are defined as such by the Lutheran Brotherhood Human Resources Policy Manual.

RESTRICTION ON SALE OF SHARES PURCHASED

         Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

NET ASSET VALUE

LB OPPORTUNITY GROWTH FUND, LB MID CAP GROWTH FUND, LB WORLD GROWTH FUND, LB GROWTH FUND, LB FUND, LB VALUE FUND, LB HIGH YIELD FUND, LB INCOME FUND, LB MUNICIPAL BOND FUND AND LB LIMITED MATURITY BOND FUND

         The net asset value per share is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

         Net asset value is determined by adding the market or appraised value of all securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

         The market value of each Fund's portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the "Exchange") on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

  Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

  Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

  Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. LB Research may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

  Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

         For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

         Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

         All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

         For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

LB MONEY MARKET FUND

         Securities held by LB Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price LB Money Market Fund would receive if it sold the security.

         LB Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and LB Money Market Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by LB Money Market Fund and LB Money Market Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) LB Money Market Fund should have negative net income. It is expected that LB Money Market Fund will have positive net income at the time of each determination thereof.

         The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

  The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from LB Money Market Fund’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

  In the event such deviation from LB Money Market Fund’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from LB Money Market Fund’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

  LB Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

  LB Money Market Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments which the Trustees determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

  LB Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

        Securities in which LB Money Market Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term "Eligible Security" is limited to any security that:

  (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO”) or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

  is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO’s three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

         As indicated in the Prospectus, at least 95% of LB Money Market Fund's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act. The balance of LB Money Market Fund's assets will be invested in "second tier" eligible securities as defined in Rule 2a-7. For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. LB Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.

CONVERSION TO FEDERAL FUNDS

         It is LB Money Market Fund's policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund's portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank' account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor's agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor's order for shares within two days of receipt of the check.

REDEEMING SHARES

         Shares may be redeemed with requests made:

  in writing;
  through Redeem-by-Phone; or
  through the Lutheran Brotherhood systematic withdrawal plan.

         All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

TAX STATUS

THE FUNDS' TAX STATUS

         The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

  derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

  invest in securities within certain statutory limits; and

  distribute at least 90% of its ordinary income to shareholders.

         It is each Fund's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

         To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.

SHAREHOLDERS' TAX STATUS

         Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

CAPITAL GAINS

         While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if LB Research believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

GENERAL INFORMATION

         The Lutheran Brotherhood Family of Funds, a business trust organized under the laws of the State of Delaware, was established pursuant to a Master Trust Agreement dated July 15, 1993. The Trust is authorized to issue shares of beneficial interest, par value $.001 per share, divisible into an indefinite number of different series and classes and operates as a "series company" as provided by Rule 18f-2 under the 1940 Act. Currently, 11 series of the Trust exist and each series is authorized to issue three classes of shares: Class A, Class B and Institutional Class shares. Effective October 31, 1997, all of the outstanding shares of the Funds were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were automatically converted to Institutional Class shares. The attributes of the various classes of shares are more fully described in their respective prospectus. The interests of investors in the various series of the Trust will be separate and distinct.

         The assets received by the Trust from the issue and sale of shares of a Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specially allocated to each class of such Fund and constitute the underlying assets of such Fund. The underlying assets of such Fund are required to be segregated on the books of account, and are charged with the expenses in respect of each class of the Fund and with a share of the general expenses of the Trust. Under the Trust's Multiple Class Expense Allocation Plan adopted under Rule 18f-3 of the 1940 Act, expenses are allocated as follows:

  advisory fees, custodial fees and other expenses relating to the management of the Fund’s assets (“Management-Related Expenses”) are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Series;

  expenses of the Institutional Class shares of each Series (other than Management-Related Expenses) and shareholder servicing fees with respect to Institutional Class shares are specially allocated to the Institutional Class; and

  expenses of the Class A and Class B shares of each series, other than Management-Related Expenses and Rule 12b-1 and shareholder servicing fees with respect to Class A and Class B shares, are allocated to each such class based on the net asset value of such class in relation to the aggregate net asset value of the Class A and Class B shares.

         Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets of each class available for distribution.

CALCULATION OF PERFORMANCE DATA

         The total return and yield of the Class A, Class B and Institutional Class shares will be calculated as set forth below. Total return and yield are computed separately for each class of shares of the Funds. The performance data listed below covers periods prior to the adoption of the current class designations. Shares of the Funds had no class designations until October 31, 1997, when designations were assigned based upon the sales charges, Rule 12b-1 fees and shareholder servicing fees applicable to shares sold thereafter. The Shareholder Servicing Plans became effective on October 31, 1997, for Class A and Class B shares, and on October 31, 1999, for Institutional Class shares. Total return and yield performance data for periods prior to October 31, 1997, have been restated to reflect the revised initial sales charge schedule for the Class A shares and the CDSC for the Class B shares that became effective on that date. However, the total return and yield performance data have not been restated to reflect Rule 12b-1 fees for the Class B shares and shareholder servicing fees, which will adversely affect performance for the Class A and B shares after October 31, 1997, and for the Institutional Class shares after October 31, 1999.

         Performance data after October 31, 1997 reflects Rule 12b-1 fees, shareholder servicing fees and sales charges, where applicable, as follows:

Class            Rule 12b-1         Shareholder        Sales Charge
                                    Servicing Fee
                 ----------         -------------      -------------

A                None               .25% of average    Maximum 4.0% initial
                                    daily net assets   sales charge
                                                       reflected(1)

B                .75% of            .25% of average    1- and 5- year
                 average daily      daily net assets   periods reflect a
                 net assets(1)                         5% and 1% CDSD,
                                                       respectively(1)

Institutional(2) None               .15%               None
---------------------------
  Except for LB Limited Maturity Bond Fund and LB Money Market Fund, which are not subject to initial sales charges, CDSC or Rule 12b-1 fees.

  The Institutional Class shareholder servicing fee became effective October 31, 1999.

        Calculations of performance data for all Funds in this section reflect the subsidization by Fund affiliates of fees and expenses relating to the Fund during the subject period. In the absence of such subsidization actual performance would be lower.

TOTAL RETURN

         Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)(n) = ERV

[In the above formula "n" is an exponent.]

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return

               n      =      number of years

               ERV    =      ending redeemable value at the end of the
                             designated period assuming a hypothetical
                             $1,000 payment made at the beginning of the
                             designated period

         The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

YIELD

         Yield is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

         Yield is equal to 2 times the difference between the sixth power of a number and 1, where that number is equal to the sum of the quotient of a divided by b and 1.

        Where:

        a         =        dividends and interest earned during the period
                           minus expenses accrued for the period (net of
                           voluntary expense reductions by the Investment
                           Manager)

        b         =        the average daily number of shares outstanding during
                           the period that were entitled to receive dividends
                           multiplied by the maximum offering price per share
                           on the last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, a Fund computes the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

         In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value. Dividend income is recognized daily based on published rates.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each Fund has elected not to amortize discount or premium on such securities.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.0%.

         All accrued expenses are taken into account as described later herein.

         Yield information is useful in reviewing a Fund's performance. However, because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

TAX EQUIVALENT YIELD

         LB Municipal Bond Fund may quote its tax equivalent yield. LB Municipal Bond Fund's tax equivalent yield is computed by dividing that portion of such Fund's yield (computed as described under "Yield" above) which is tax-exempt, by the complement of the combined federal and state maximum effective marginal rate and adding the result to that portion, if any, of the yield of such Fund that is not tax-exempt. The complement, for example, of a tax rate of 31% is 69%, that is 1.00 - 0.31 = 0.69.

         The tables below present the average annual returns for all Funds except LB Money Market Fund, the yields for LB High Yield Fund, LB Income Fund, and LB Municipal Bond Fund, and the tax-equivalent yield for LB Municipal Bond Fund of the Class A, Class B, and Institutional Class shares for the indicated periods ended October 31, 2001. The tables reflect the revised initial sales charge schedule for the Class A shares and the CDSC for Class B shares effective October 31, 1997. The tables do not reflect the shareholder servicing fee applicable to the Class A and Class B shares for periods prior to October 31, 1997 and applicable to the Institutional Class shares for periods prior to October 31, 1999.

                                            CLASS A PERFORMANCE
                                 Current
                                   SEC        Average Annual Total Returns as of 10/31/01       Date
                                  Yield      ---------------------------------------------       of
Fund                             10/31/01    1-Year     5-Years     10-Years     Inception     Inception
--------------------------       --------    ------     -------     --------     ---------     ---------
LB Opportunity Growth Fund         n/a      -34.40%     -4.13%       n/a           5.56%       01/08/93
LB Mid Cap Growth Fund             n/a      -32.17%      n/a         n/a           9.21%       05/30/97
LB World Growth Fund               n/a      -27.80%      0.09%       n/a           1.90%       09/05/95
LB Growth Fund                     n/a      -39.01%      n/a         n/a           0.38%       10/29/99
LB Fund                            n/a      -29.07%      6.46%       9.33%         n/a         06/02/70
LB Value Fund                      n/a      -17.86%      n/a         n/a           0.11%       10/29/99
LB High Yield Fund                10.99%    -11.49%     -0.47%       5.91%         n/a         04/03/87
LB Income Fund                     4.94%     13.25%      6.91%       7.09%         n/a         06/01/72
LB Municipal Bond Fund             3.59%(a)  10.78%      6.42%       6.86%         n/a         12/03/76
LB Limited Maturity Bond Fund      4.23%     11.89%      n/a         n/a           8.48%       10/29/99

                                  --------------------------------------------------
                                             (a) Tax Equivalent Yields
                                  --------------------------------------------------
           Tax Bracket              39.6%       36%       31%         28%          15%
                                  ------      ------    ------      ------       ------
LB Municipal Bond Fund              5.89%      5.57%     5.17%       4.95%        4.22%

                                              CLASS B PERFORMANCE

                                 Current           Total Returns as of 10/31/01
                                   SEC       ---------------------------------------------      Date
                                  Yield      1-Year      1-Year    Inception     Inception       of
Fund                             10/31/01   (If Held) (If Redeemed) (If Held)  (If Redeemed)  Inception
--------------------------       --------   --------- ------------- ---------  -------------  ---------
LB Opportunity Growth Fund         n/a      -34.84%    -38.10%      -7.49%        -7.96%       01/08/93
LB Mid Cap Growth Fund             n/a      -32.68%    -36.05%       6.42%         6.00%       05/30/97
LB World Growth Fund               n/a      -28.27%    -31.85%      -2.36%        -2.85%       09/05/95
LB Growth Fund                     n/a      -39.47%    -42.50%     -17.66%       -19.32%       10/29/99
LB Fund                            n/a      -29.63%    -33.15%       1.12%         0.64%       06/02/70
LB Value Fund                      n/a      -18.47%    -22.54%      -6.18%        -8.08%       10/29/99
LB High Yield Fund                10.71%    -12.14%    -16.54%      -4.56%        -5.04%       04/03/87
LB Income Fund                     4.41%     12.45%      7.45%       5.83%         5.40%       06/01/72
LB Municipal Bond Fund             3.00%(a)   9.99%      4.99%       5.17%         4.74%       12/03/76
LB Limited Maturity Bond Fund      4.23%     11.89%      n/a         8.48%         n/a         10/29/99

                                  --------------------------------------------------
                                             (a) Tax Equivalent Yields
                                  --------------------------------------------------
          Tax Bracket             39.6%          36%           31%         28%        15%
                                 ------         ------        ------      ------     ------
LB Municipal Bond Fund            4.93%          4.65%         4.32%       4.14%      3.53%

                                             INSTITUTIONAL CLASS PERFORMANCE

                                 Current
                                   SEC         Total Returns as of 10/31/01        Date
                                  Yield        ----------------------------         of
Fund                             10/31/01      1-Year        Inception           Inception
--------------------------       --------      ------        ---------           ---------
LB Opportunity Growth Fund         n/a        -33.87%         -6.40%             10/31/97
LB Mid Cap Growth Fund             n/a        -31.62%          7.73%             10/31/97
LB World Growth Fund               n/a        -27.16%         -1.14%             10/31/97
LB Growth Fund                     n/a        -38.40%          0.36%             10/29/99
LB Fund                            n/a        -28.83%          2.16%             10/31/97
LB Value Fund                      n/a        -17.19%          0.10%             10/29/99
LB High Yield Fund               11.82%       -11.34%         -3.63%             10/31/97
LB Income Fund                    5.42%        13.43%          6.88%             10/31/97
LB Municipal Bond Fund            3.88%(a)     10.95%          6.18%             10/31/97
LB Limited Maturity Bond Fund     4.56%        12.22%          8.76%             10/29/99

                                  --------------------------------------------------
                                             (a) Tax Equivalent Yields
                                  --------------------------------------------------
            Tax Bracket           39.6%          36%           31%         28%        15%
                                 ------         ------        ------      ------     ------
LB Municipal Bond Fund            6.37%          6.02%         5.58%       5.35%      4.56%

YIELD - MONEY MARKET FUND

         When LB Money Market Fund quotes a "current annualized" yield, it is based on a specified recent seven calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period by 52.14 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

         The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) all fees charge to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

         The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

         Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

                                                      Class   Institutional
                                                      A & B      Class
                                                     -------  -------------
   Yield For 7-day Period Ended 10/31/01              1.94%       2.32%

   Effective Yield For 7-day Period Ended 10/31/01    1.95%       2.35%

ACCRUED EXPENSES

         Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The average annual total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees.

         Accrued expenses include the subsidization by Fund affiliates of fees or expenses relating to a Fund, during the subject period.

NONSTANDARDIZED TOTAL RETURN

         A Fund may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DESCRIPTION OF DEBT RATINGS

         Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa           Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa            Bonds which are rated Aa are judged to be of high quality by all standards.
              Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A             Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa           Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
              Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba            Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B             Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa           Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca            Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C             Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries.

  high rates of return of funds employed.

  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  Well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

BONDS:

AAA           Debt rated AAA has the highest rating assigned by Standard & Poor’s.
              Capacity to pay interest and repay principal is extremely strong.

AA            Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A             Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
              However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB           Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB            Debt rated BB is less vulnerable to nonpayment than other speculative issues.
              However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B             Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

              The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC           Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

              The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC            The rating CC typically is currently highly vulnerable to nonpayment.

C             The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D             Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

         Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         The Report of Independent Accountants and financial statements in the Annual Report to Shareholders for the fiscal year ended October 31, 2001 of the Funds are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference.

PART C

THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)     First Amended and Restated Master Trust Agreement of the
           Registrant (4)

(a)(2)     Form of Amendment No. 1 to First Amended and Restated Master
           Trust Agreement (1)

(a)(3)     Form of Amendment No. 2 to First Amended and Restated Master
           Trust Agreement (2)

(a)(4)     Form of Amendment No. 3 to First Amended and Restated Master
           Trust Agreement (3)

(a)(5)     Amendment No. 4 to First Amended and Restated Master Trust
           Agreement (7)

(a)(6)     Amendment No. 5 to First Amended and Restated Master Trust
           Agreement (8)

(b)        By-Laws of the Registrant (4)

(c)        Not applicable

(d)(1)     Form of Master Advisory Contract between the Registrant and
           Lutheran Brotherhood Research Corp. (4)

(d)(2)     Form of Letter Amendment to Master Advisory Contract (8)

(d)(3)     Form of Investment Subadvisory Agreement between Lutheran
           Brotherhood Research Corp. and T.Rowe Price International,
           Inc. (12)

(d)(4)     Amendment No. 1 to Master Advisory Contract (7)

(d)(5)     Amendment No. 2 to Master Advisory Contract (7)

(e)(1)     Form of Amended and Restated Distribution Contract (3)

(e)(2)     Form of Letter Amendment to Amended and Restated Distribution
           Contract (8)

(e)(3)     Form of Amendment No. 1 to Amended and Restated Distribution
           Contract (9)

(f)        Not applicable

(g)(1)     Form of Custodian Contract between the Registrant and State
           Street Bank and Trust Company (4)

(g)(2)     Form of Amendment to Custodian Contract (2)(8)(11)

(g)(3)     Form of Amended and Restated Transfer Agency Agreement between the Registrant and Lutheran Brotherhood Securities Corp. (3)

(g)(4)     Form of Letter Amendment to Amended and Restated Transfer Agency
           Agreement (8)

(g)(5)     Administration Contract Between The Lutheran Brotherhood Family
           of Funds and Lutheran Brotherhood Securities Corp. (1)

(g)(6)     Form of Amendment to Administration Contract (1)(2)(8)

(h)        Form of Letter Agreement for Line of Credit (10)

(i)        Opinion and consent of counsel (4)(*)

(j)        Consent of Independent Accountants (*)

(k)        Not Applicable

(l)(1)     Subscription and Investment Letter with respect to each of Lutheran Brotherhood
           Opportunity Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood High
           Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood Municipal
           Bond Fund and Lutheran Brotherhood Money Market Fund (4)

(l)(2)     Form of Subscription and Investment Letter with respect to
           Lutheran Brotherhood World Growth Fund (1)

(l)(3)     Form of Subscription and Investment Letter with respect to
           Lutheran Brotherhood Mid Cap Growth Fund (2)

(l)(4)     Form of Subscription and Investment Letter with respect to
           Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Value
           Fund, and Lutheran Brotherhood Limited Maturity Bond Fund (8)

(m)(1)     Plan of Distribution Pursuant to Rule 12b-1 with respect to the
           Class B Shares (3)

(m)(2)     Form of Letter Amendment to Plan of Distribution Pursuant to Rule
           12b-1 with respect to the Class B Shares (8)

(m)(3)     Shareholder Servicing Plan with respect to the Class A Shares (3)

(m)(4)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class A Shares (8)

(m)(5)     Shareholder Servicing Plan with respect to the Class B Shares (3)

(m)(6)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class B Shares (8)

(m)(7)     Shareholder Servicing Plan with respect to the Institutional
           Class Shares (9)

(n)        Form of Amended and Restated Multiple Class Expense Allocation
           Plan Adopted Pursuant to Rule 18f-3 (10)

(o)        (Reserved)

(p)(1)     Registrant's Code of Ethics (13)

(p)(2)     Subadviser's Code of Ethics (14)

(q)(1)     Powers of Attorney for:
              Rolf F. Bjelland, Wade M. Voigt, Herbert F. Eggerding, Jr.,
              Noel K. Estenson, Jodi L. Harpstead, Connie M. Levi, and Bruce
              J. Nicholson (7)

(q)(2)     Power of Attorney for James R. Olson (12)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

     (1) Incorporated by reference from Post Effective Amendment No. 55 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed June 19, 1995.
     (2) Incorporated by reference from Post Effective Amendment No. 58 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed March 10, 1997.
     (3) Incorporated by reference from Post Effective Amendment No. 60 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed October 28, 1997.
     (4) Incorporated by reference from Post Effective Amendment No. 61 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed December 31, 1997.
     (5) Incorporated by reference from Post Effective Amendment No. 62 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed March 16, 1998.
     (6) Incorporated by reference from Post Effective Amendment No. 64 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed October 23, 1998.
     (7) Incorporated by reference from Post Effective Amendment No. 65 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed December 21, 1998.
     (8) Incorporated by reference from Post Effective Amendment No. 66 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed August 5, 1999.
     (9) Incorporated by reference from Post Effective Amendment No. 67 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed October 14, 1999.
     (10) Incorporated by reference from Post Effective Amendment No. 69 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed December 17, 1999.
     (11) Incorporated by reference from Post Effective Amendment No. 70 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed October 27, 2000.
     (12) Incorporated by reference from Post Effective Amendment No. 71 to the registration statement filed by
The Lutheran Brotherhood Family of Funds, file no. 2-25984, filed December 20, 2000.
     (13) Incorporated by reference from Post Effective Amendment No. 25 to the registration statement filed by
LB Series Fund, Inc., file no. 33-3677, filed April 20, 2000.
     (14) Incorporated by reference from Post Effective Amendment No. 23 to the registration statement of T.
Rowe Price California Tax-Free Income Trust, file no. 33-08093, filed June 27, 2001.
     (*) Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant

None.

Item 25. Indemnification

         Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

         Under the Distribution Agreement between the Registrant and Lutheran Brotherhood Securities Corp., the Registrant's distributor, the Registrant has agreed to indemnify, defend and hold Lutheran Brotherhood Securities Corp., its officers, directors, employees and agents and any person who controls Lutheran Brotherhood Securities Corp. free and harmless from and against any loss, claim, damage, liability and expense incurred by any of them arising out of or based upon any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement, the Prospectus or Statement of Additional Information of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by Lutheran Brotherhood Securities Corp.

         Under the Amended and Restated Transfer Agent and Service Agreement between the Registrant and Lutheran Brotherhood Securities Corp., the Registrant has agreed, provided that Lutheran Brotherhood Securities Corp. has at all relevant times acted in good faith and without negligence or willful misconduct, to indemnify and hold Lutheran Brotherhood Securities Corp. harmless from and against any and all losses, damages, costs, charges, attorneys fees, payments, expenses and liability arising out of or attributable to (a) all actions of Lutheran Brotherhood Securities Corp. or its agents or subcontractors required to be taken under the Transfer Agency and Service Agreement or which arise out of the Registrant's lack of good faith, negligence, or willful misconduct or the breach of any representation or warranty of the Registrant under the Transfer Agency and Service Agreement, (c) the reliance on or use by Lutheran Brotherhood Securities Corp. or its agents or subcontractors of information, records or documents which are furnished by or on behalf of Registrant, (d) the reliance on or the carrying out by Lutheran Brotherhood Securities Corp. or its agents or subcontractors of any instructions or requests by Registrant, or (e) the offer or sale of shares of the Registrant unknown by Lutheran Brotherhood Securities Corp. to be in violation of law.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         Lutheran Brotherhood Research Corp. has been engaged in the investment advisory business since 1970. Lutheran Brotherhood, the indirect parent company of LB Research, also acts as investment adviser to LB Series Fund, Inc.

         The directors and officers of Lutheran Brotherhood Research Corp. are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.)

Directors:

     Bruce J. Nicholson (President and Chief Executive Officer of Lutheran
        Brotherhood)
     Randall L. Boushek (Senior Vice President and Chief Investment
        Officer of Lutheran Brotherhood)
     Jennifer H. Martin (Senior Vice President of Lutheran Brotherhood)
     Lawrence W. Stranghoener (Executive Vice President and Chief Financial
        Officer of Lutheran Brotherhood)
     James A. Thomsen (President of Lutheran Brotherhood Securities Corp.
     Daniel G. Walseth (Senior Vice President, Secretary and General Counsel
        of Lutheran Brotherhood)

Officers:

     Bruce J. Nicholson, Chairman (President and Chief Executive Officer of
        Lutheran Brotherhood
     Randall L. Boushek, President (Senior Vice President and Chief
        Investment Officer of Lutheran Brotherhood)
     Daniel G. Walseth, Vice President and Secretary (Senior Vice President,
        Secretary and General Counsel of Lutheran Brotherhood)
     Michael E. Loken, Vice President (Senior Vice President of Lutheran
        Brotherhood)
     Jennifer H. Martin, Vice President (Senior Vice President of Lutheran
        Brotherhood)
     Lawrence W. Stranghoener, Vice President (Executive Vice President and
        Chief Financial Officer of Lutheran Brotherhood)
     David K. Stewart, Treasurer (Vice President and Treasurer of Lutheran
        Brotherhood)
     Charles E. Heeren, Vice President (Vice President of Lutheran
        Brotherhood)
     James R. Olson, Vice President (Senior Vice President of Lutheran
        Brotherhood)
     Mark L. Simenstad, Vice President (Vice President of Lutheran
        Brotherhood)
     James A. Thomsen, Vice President (President of Lutheran Brotherhood
        Securities Corp.)
     James M. Walline, Vice President (Vice President of Lutheran
        Brotherhood)
     Johan A. Akesson, Assistant Vice President (Portfolio Manager of
        Lutheran Brotherhood)
     Harold J. Goldstein, Assistant Vice President (Portfolio Manager of
        Lutheran Brotherhood)
     Frederick P. Johnson, Assistant Vice President (Vice
        President of Lutheran Brotherhood)
     Michael G. Landreville, Assistant Vice President (Assistant Vice
        President of Lutheran Brotherhood)
     Paul J. Ocenasek, Assistant Vice President (Assistant Vice President of
        Lutheran Brotherhood)
     Gail R. Onan, Assistant Vice President (Assistant Vice President of
        Lutheran Brotherhood)
     Brian L. Thorkelson, Assistant Vice President (Assistant Vice President
        of Lutheran Brotherhood)
     Scott A. Vergin, Assistant Vice President (Assistant Vice President of
        Lutheran Brotherhood)
     Marie A. Sorensen, Assistant Vice President (Assistant Vice President
        of Lutheran Brotherhood)
     John C. Bjork, Assistant Secretary (Counsel of Lutheran Brotherhood)
     James E. Nelson, Assistant Secretary (Assistant Vice President of
        Lutheran Brotherhood)
     Marlene J. Nogle, Assistant Secretary (Assistant Vice President of
        Lutheran Brotherhood)

        The business address of each of the above directors and officers employed by Lutheran Brotherhood is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

         The business and other connections of the officers and directors of T. Rowe Price International, Inc. ("Subadviser") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)

Item 27. Principal Underwriters

     (a)  Lutheran Brotherhood Securities Corp. also serves as principal underwriter for LB Series Fund, Inc.

     (b)  Directors and officers of Lutheran Brotherhood Securities Corp.
          are as follows:

          (1)                    (2)                         (3)
                              Positions
   Name and Principal         and Offices            Positions and Offices
    Business Address        with Underwriter            with Registrant
   ------------------       ----------------          --------------------
James A. Thomsen           Director and President              --
625 Fourth Avenue South
Minneapolis, MN  55415

Bruce J. Nicholson         Director and Chairman           Trustee
625 Fourth Avenue South
Minneapolis, MN  55415

Randall L. Boushek         Director                            --
625 Fourth Avenue South
Minneapolis, MN  55415

Jennifer H. Martin         Director                            --
625 Fourth Avenue South
Minneapolis, MN  55415

Lawrence W. Stranghoener   Director                            --
625 Fourth Avenue South
Minneapolis, MN  55415

Daniel G. Walseth          Director                            --
625 Fourth Avenue South
Minneapolis, MN  55415

David K. Stewart           Treasurer                           --
625 Fourth Avenue South
Minneapolis, MN  55415

John C. Bjork              Secretary                       Secretary
625 Fourth Avenue South
Minneapolis, MN  55415

Colleen Both               Vice President and Chief            --
625 Fourth Avenue South    Compliance Officer
Minneapolis, MN  55415

J. Keith Both              Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

David J. Christianson      Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

Mitchell F. Felchle        Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

Douglas B. Miller          Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

James R. Olson             Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

Bruce M. Piltingsrud       Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

Richard B. Ruckdashel      Vice President              Vice President
625 Fourth Avenue South
Minneapolis, MN  55415

Thomas C. Schinke          Vice President                      --
625 Fourth Avenue South
Minneapolis, MN  55415

     (c)  Not Applicable.

Item 28. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's transfer agent or custodian at the following locations:

            Name                                      Address
            ----                                      -------
Lutheran Brotherhood Securities Corp.        625 Fourth Avenue South
                                             Minneapolis, Minnesota  55415

Wells Fargo Bank, N.A.                       Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 28th day of December, 2001.

                                       THE LUTHERAN BROTHERHOOD
                                       FAMILY OF FUNDS

                                       By: /s/ John C. Bjork
                                           --------------------------
                                           John C. Bjork, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                  Title                        Date

     *                    President                     December 28, 2001
------------------------  (Principal Executive Officer)
James R. Olson

     *                    Treasurer                     December 28, 2001
------------------------  (Principal Financial and
Wade M. Voigt             Accounting Officer)

     *                    Trustee                       December 28, 2001
------------------------
Rolf F. Bjelland

     *                    Trustee                       December 28, 2001
------------------------
Herbert F. Eggerding, Jr.

     *                    Trustee                       December 28, 2001
------------------------
Noel K. Estenson

     *                    Trustee                       December 28, 2001
------------------------
Jodi L. Harpstead

     *                    Trustee                       December 28, 2001
------------------------
Connie M. Levi

     *                    Trustee                       December 28, 2001
------------------------
Bruce J. Nicholson

                                      By: /s/ John C. Bjork
                                      ------------------------
                                      John C. Bjork
                                      Attorney-in-Fact Under Powers
                                      of Attorney dated December 3,
                                      1998, filed with Post-Effective
                                      Amendment No. 65, and Power of
                                      Attorney dated December 11, 2000,
                                      filed with Post-Effective Amendment
                                      No. 71.

INDEX TO EXHIBITS

Exhibit No.                      Item
-----------        -----------------------------------------------------

(i)                Opinion and consent of counsel

(j)                Consent of Independent Accountants